File No. 333-

As Filed With The Securities And Exchange Commission On March 12, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

EQ Advisors Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 314-5329

(Registrant’s Area Code and Telephone Number)

Steven M. Joenk

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

William T. MacGregor, Esq. Equitable Investment Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	Mark C. Amorosi, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IB and Class K shares of beneficial interest in the series of the Registrant designated as 1290 VT Natural Resources Portfolio, and Class IA and Class IB shares of beneficial interest in the series of the Registrant designated as EQ/Balanced Strategy Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-17217 and 811-07953).

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A—Combined Proxy Statement and Prospectus

Part B—Statement of Additional Information

Part C—Other Information

Signature Page

Exhibits

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 Avenue of the Americas

New York, New York 10104

April     , 2021

Dear Contractholder:

Enclosed is a notice and Combined Proxy Statement and Prospectus relating to a Joint Special Meeting of Shareholders (the “Meeting”) of each of the following Portfolios:

•	1290 VT Energy Portfolio (“Energy Portfolio”)

•	EQ/Franklin Balanced Managed Volatility Portfolio (“Franklin Balanced Portfolio”)

•	EQ/Global Bond PLUS Portfolio (“Global Bond PLUS Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

The Board of Trustees (the “Board”) of EQ Advisors Trust (“EQ Trust”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of EQ Trust or EQ Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”) (each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”) (each, a “Reorganization”) as set forth below:

•	the Energy Portfolio into the 1290 VT Natural Resources Portfolio (“Natural Resources Portfolio”), a series of EQ Trust

•	the Franklin Balanced Portfolio into the EQ/Balanced Strategy Portfolio (“Balanced Strategy Portfolio”), a series of EQ Trust

•	the Global Bond PLUS Portfolio into the EQ/Core Plus Bond Portfolio (“Core Plus Bond Portfolio”), a series of VIP Trust

Due to COVID-19 health and safety concerns and restrictions, the Joint Special Meeting of Shareholders of the Acquired Portfolios (the “Meeting”) will be conducted by telephone only on June 4, 2021, at 10:00 a.m., Eastern time. Shareholders will not be able to attend the Meeting in person. To participate in the Meeting by telephone, shareholders eligible to vote at the meeting may dial, toll-free, +1 (646) 518-9605 and, at the prompt, enter the following conference ID:                     #.

At the Meeting, the shareholders of the Acquired Portfolios who are entitled to vote at the Meeting, with shareholders of each Acquired Portfolio voting separately, will be asked to approve the proposals described above.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate (a “Contract”) that participates in an Acquired Portfolio through the investment divisions of a separate account or accounts established by Equitable Financial Life Insurance Company (“Equitable Financial”) or another insurance company (each, an “Insurance Company), you (a “Contractholder”) are entitled to instruct the Insurance Company that issued your Contract how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on February 26, 2021. The Insurance Company that issued your Contract is the record owner of the Acquired Portfolio shares related to your interest in those accounts and may be referred to as a “shareholder.” The attached Notice of Joint Special Meeting of Shareholders and Combined Proxy Statement and Prospectus describe the matters to be considered at the Meeting. You should read the Combined Proxy Statement and Prospectus prior to completing your voting instruction card.

The Board of each respective Trust has approved the proposals and recommends that you vote “FOR” the proposal(s) relating to the Acquired Portfolio(s) in which you own shares. Although each Board has determined that a vote “FOR” each proposal is in the best interest of each Portfolio and its shareholders, the final decision is yours.

Each Acquired Portfolio and each Acquiring Portfolio is managed by Equitable Investment Management Group, LLC. Each of the Core Plus Bond Portfolio, Franklin Balanced Portfolio, Global Bond PLUS Portfolio and Natural Resources Portfolio is sub-advised by one or more investment sub-advisers. In each case, if the Reorganization involving an Acquired Portfolio is approved and implemented, each Contractholder that invests indirectly in the Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

You are cordially invited to attend the Meeting by telephone. Since it is important that your vote be represented whether or not you are able to attend by telephone, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to instruct an Insurance Company, please see the Contractholder Voting Instructions included herein. We hope that you will be able to attend the Meeting by telephone, and if you wish, you may provide voting instructions at the Meeting, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours, Steven M. Joenk Managing Director Equitable Financial Life Insurance Company

EQ ADVISORS TRUST

1290 VT Energy Portfolio

EQ/Franklin Balanced Managed Volatility Portfolio

EQ/Global Bond PLUS Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON

JUNE 4, 2021

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of each of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”), will be conducted by telephone on June 4, 2021, at 10:00 a.m., Eastern time (the “Meeting”):

•	1290 VT Energy Portfolio (“Energy Portfolio”)

•	EQ/Franklin Balanced Managed Volatility Portfolio (“Franklin Balanced Portfolio”)

•	EQ/Global Bond PLUS Portfolio (“Global Bond PLUS Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

To participate in the Meeting by telephone, shareholders eligible to vote at the meeting may dial, toll-free, +1 (646) 518-9605 and, at the prompt, enter the following conference ID:                     #.

The Meeting will be held to act on the following proposals:

For shareholders of the Energy Portfolio only:

1.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Energy Portfolio, a series of EQ Trust, into the 1290 VT Natural Resources Portfolio, a series of EQ Trust.

For shareholders of the Franklin Balanced Portfolio only:

2.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Franklin Balanced Portfolio, a series of EQ Trust, into the EQ/Balanced Strategy Portfolio, a series of EQ Trust.

For shareholders of the Global Bond PLUS Portfolio only:

3.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Global Bond PLUS Portfolio, a series of EQ Trust, into the EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust (“VIP Trust”).

The Board of Trustees of each of EQ Trust and VIP Trust unanimously recommends that you vote in favor of the relevant proposal(s).

Please note that owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contractholders”) issued by Equitable Financial Life Insurance Company or another insurance company (each, an “Insurance Company) who have invested in shares of an Acquired Portfolio through the investment divisions of a separate account or accounts of an Insurance Company will be given the opportunity to provide the applicable Insurance Company with voting instructions on the above proposals.

i

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments or postponements thereof has been fixed as the close of business on February 26, 2021. If you attend the Meeting by telephone, you may vote or provide your voting instructions at that time.

YOUR VOTE IS IMPORTANT

Please return your proxy card or voting instruction card promptly.

Regardless of whether you plan to attend the Meeting by telephone, you should vote or provide voting instructions by promptly completing, dating, and signing the enclosed proxy or voting instruction card and returning it in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 16-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you attend the Meeting by telephone, you may change your vote or voting instructions, if desired, at that time. The Board of each respective Trust recommends that you vote or provide voting instructions to vote “FOR” each relevant proposal.

By order of the Board of Trustees of EQ Trust, William MacGregor, Secretary

Dated: April     , 2021

New York, New York

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONTRACTHOLDER VOTING INSTRUCTIONS

REGARDING A JOINT SPECIAL MEETING OF SHAREHOLDERS OF

1290 VT ENERGY PORTFOLIO

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

EQ/GLOBAL BOND PLUS PORTFOLIO,

EACH A SERIES OF EQ ADVISORS TRUST

TO BE HELD ON JUNE 4, 2021

Dated: April     , 2021

GENERAL

These Contractholder Voting Instructions are being furnished by Equitable Financial Life Insurance Company (“Equitable Financial”) or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) to owners of its variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) who, as of February 26, 2021 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”):

•	1290 VT Energy Portfolio (“Energy Portfolio”)

•	EQ/Franklin Balanced Managed Volatility Portfolio (“Franklin Balanced Portfolio”)

•	EQ/Global Bond PLUS Portfolio (“Global Bond PLUS Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

EQ Trust is a Delaware statutory trust that is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company will offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in an Acquired Portfolio (the “Shares”) held by its Separate Accounts, as to how it should vote on the respective reorganization proposals (the “Proposals”) that will be considered at the Joint Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and at any adjournments or postponements (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should read and retain for future reference, sets forth concisely information about the proposed reorganization involving each Acquired Portfolio and the corresponding acquiring series of EQ Trust or EQ Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”) that a Contractholder should know before completing the enclosed voting instruction card.

Equitable Financial is a wholly owned subsidiary of Equitable Holdings, Inc. (“Equitable Holdings”), which is a publicly-owned company. The principal offices of Equitable Financial and Equitable Holdings are located at 1290 Avenue of the Americas, New York, New York 10104.

These Contractholder Voting Instructions and the accompanying voting instruction card, together with the enclosed proxy materials, are being mailed to Contractholders on or about April     , 2021.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s), sign and date the voting instruction card(s), and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

If a voting instruction card is not marked to indicate voting instructions but is signed and timely returned, it will be treated as an instruction to vote the Shares “FOR” the applicable Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value allocable to that investment division by (ii) the net asset value of one Share of the Acquired Portfolio. Each whole Share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote and each fractional Share is entitled to a proportionate fractional vote. At any time prior to an Insurance Company’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, by properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or by attending the Meeting by telephone and providing voting instructions at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares “FOR” a Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by an Insurance Company as surplus or seed money, will be voted by the applicable Insurance Company either “FOR” or “AGAINST” a Proposal, or as an abstention, in the same proportion as the Shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by an Insurance Company, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by directors, officers and employees of Equitable Investment Management Group, LLC, the investment adviser of the Trusts, or its affiliates as well as officers and agents of EQ Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the quorum necessary to transact business at the Meeting is not established with respect to an Acquired Portfolio, or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign and date the voting instruction card and mail it in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

COMBINED PROXY STATEMENT

for

1290 VT Energy Portfolio

EQ/Franklin Balanced Managed Volatility Portfolio

EQ/Global Bond PLUS Portfolio,

each a series of EQ Advisors Trust

and

PROSPECTUS

for

1290 VT Natural Resources Portfolio

EQ/Balanced Strategy Portfolio,

each a series of EQ Advisors Trust (“EQ Trust”)

and

EQ/Core Plus Bond Portfolio,

a series of EQ Premier VIP Trust (“VIP Trust”)

Dated April     , 2021

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners (the “Contractholders”) of variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of February 26, 2021, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more the following Portfolios, each of which is a series of EQ Trust:

•	1290 VT Energy Portfolio (“Energy Portfolio”)

•	EQ/Franklin Balanced Managed Volatility Portfolio (“Franklin Balanced Portfolio”)

•	EQ/Global Bond PLUS Portfolio (“Global Bond PLUS Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

For a free copy of the related Statement of Additional Information dated April     , 2021, please call 1-877-222-2144 or write EQ Trust or VIP Trust (together, the “Trusts”) at the address above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Combined Proxy Statement/Prospectus relates to the solicitation by the Board of Trustees (the “Board”) of EQ Trust of proxies to be used at the Joint Special Meeting of Shareholders of the Acquired Portfolios to be conducted by telephone on June 4, 2021, at 10:00 a.m., Eastern time, or any adjournment or postponement thereof (the “Meeting”). To participate in the Meeting by telephone, shareholders eligible to vote at the Meeting may dial, toll-free, +1 (646) 518-9605 and, at the prompt, enter the following conference ID:                     #.

Each Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”).

Contractholders are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus (each, a “Proposal”) in connection with the solicitation by the Board of EQ Trust of proxies for the Meeting. This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders (including retirement plan participants) that were invested in the Acquired Portfolios as of February 26, 2021.

The shareholders of each Acquired Portfolio will vote separately on its reorganization. The Proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Energy Portfolio, a series of EQ Trust, into the 1290 VT Natural Resources Portfolio, a series of EQ Trust.	Shareholders of the Energy Portfolio.
2. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Franklin Balanced Portfolio, a series of EQ Trust, into the EQ/Balanced Strategy Portfolio, a series of EQ Trust.	Shareholders of the Franklin Balanced Portfolio.
3. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the EQ/Global Bond PLUS Portfolio, a series of EQ Trust, into the EQ/Core Plus Bond Portfolio, a series of VIP Trust.	Shareholders of the Global Bond PLUS Portfolio.
4. To transact other business that may properly come before the Meeting or any adjournments thereof.	Shareholders of each Acquired Portfolio, as applicable.

Each reorganization referred to in Proposals 1-3 above is referred to herein as a “Reorganization” and together as the “Reorganizations.” Each of the 1290 VT Natural Resources Portfolio (“Natural Resources Portfolio”), EQ/Balanced Strategy Portfolio (“Balanced Strategy Portfolio”), and EQ/Core Plus Bond Portfolio (“Core Plus Bond Portfolio”) is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.”

This Combined Proxy Statement/Prospectus, which you should read and retain for future reference, contains important information regarding the Proposals that you should know before voting or providing voting instructions.

Additional information about each Trust has been filed with the SEC and is available, without charge, upon oral or written request. Distribution of this Combined Proxy Statement/Prospectus and proxy or voting instruction card to the Insurance Companies and other shareholders and to Contractholders is scheduled to begin on or about April     , 2021. This Combined Proxy Statement/Prospectus and a proxy or voting instruction card also will be available at www.proxy-direct.com on or about April     , 2021. It is expected that one or more representatives of each Insurance Company will attend the Meeting by telephone or by proxy and will vote shares held by the Insurance Company and its affiliates in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by EQ Trust.

The Statement of Additional Information dated April     , 2021, relating to the Reorganizations of the Energy Portfolio, Franklin Balanced Portfolio, and Global Bond PLUS Portfolio (File Nos. 333-                 and 333-                ), which includes the financial statements for the fiscal year ended December 31, 2020, for the Acquired Portfolios and the Acquiring Portfolios, has been filed with the SEC and is incorporated by reference into this Combined Proxy Statement/Prospectus. For a free copy of this document, please call 1-877-222-2144 or write the Trusts at the address above.

Each Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each Trust must file certain reports and other information with the SEC. Reports and other information about each Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Copies of EQ Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of EQ Trust’s annual or semi-annual reports, free of charge, by writing to EQ Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

TABLE OF CONTENTS

SUMMARY	6
PROPOSAL 1: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE ENERGY PORTFOLIO, A SERIES OF EQ TRUST, INTO THE NATURAL RESOURCES PORTFOLIO, A SERIES OF EQ TRUST.	8
Comparison of Principal Risk Factors	12
Comparative Fee and Expense Tables	12
Example of Portfolio Expenses	13
Portfolio Turnover	14
Comparison of Investment Objectives, Policies and Strategies	14
Comparative Performance Information	16
Capitalization	18
PROPOSAL 2: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN BALANCED PORTFOLIO, A SERIES OF EQ TRUST, INTO THE BALANCED STRATEGY PORTFOLIO, A SERIES OF EQ TRUST.	18
Comparison of Principal Risk Factors	23
Comparative Fee and Expense Tables	24
Example of Portfolio Expenses	24
Portfolio Turnover	25
Comparison of Investment Objectives, Policies and Strategies	25
Comparative Performance Information	28
Capitalization	30
PROPOSAL 3: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE GLOBAL BOND PLUS PORTFOLIO, A SERIES OF EQ TRUST, INTO THE CORE PLUS BOND PORTFOLIO, A SERIES OF VIP TRUST.	30
Comparison of Principal Risk Factors	35
Comparative Fee and Expense Tables	36
Example of Portfolio Expenses	37
Portfolio Turnover	38
Comparison of Investment Objectives, Policies and Strategies	38
Comparative Performance Information	41
Capitalization	42
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	43
Terms of the Reorganization Agreements	43
Board Considerations	44
Potential Benefits of the Reorganizations to EIM and its Affiliates	46
Descriptions of Risk Factors	47
Federal Income Tax Consequences of the Reorganizations	60
Description of the Securities to Be Issued	62
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	64
Management of EQ Trust and VIP Trust	64
EQ Trust	64
VIP Trust	64
The Adviser	64
The Sub-Advisers	70
Legal Proceedings	74
Portfolio Services	74
Portfolio Distribution Arrangements	74
Payments to Broker-Dealers and Other Financial Intermediaries	75
Buying and Selling Shares	76
How Portfolio Shares Are Priced	78

SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the applicable Agreement and Plan of Reorganization and Termination (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), copies of the forms of which are attached hereto as Appendix A.

The Proposed Reorganizations

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more Acquired Portfolios as of February 26, 2021, to approve the Reorganization Agreement (with respect to the Acquired Portfolio(s) in which they are invested), whereby each Acquired Portfolio will be reorganized into a corresponding Acquiring Portfolio, as described below. (Each Acquired Portfolio and each Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” and together, the “Portfolios.”) Each Acquired Portfolio and each Acquiring Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or the “Adviser”).

Among the Acquired Portfolios’ shares, the Global Bond PLUS Portfolio has three classes of shares, designated Class IA, Class IB, and Class K shares, the Franklin Balanced Portfolio has two classes of shares, designated Class IA and Class IB shares, and the Energy Portfolio has two classes of shares, designated Class IB and Class K shares (together, the “Acquired Portfolio Shares”).

Among the Acquiring Portfolios’ shares, the Core Plus Bond Portfolio has three classes of shares, designated Class A, Class B, and Class K shares, the Balanced Strategy Portfolio has two classes of shares, designated Class IA and Class IB shares, and the Natural Resources Portfolio has two classes of shares, designated Class IB and Class K shares (together, the “Acquiring Portfolio Shares”). The rights and preferences of each class of Acquiring Portfolio Shares are substantially similar in all material respects to the rights and preferences of the corresponding class of Acquired Portfolio Shares.

Each Reorganization Agreement provides, with respect to a Reorganization, for:

•

the transfer of all the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets and the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•

the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares (the shareholders of each Acquired Portfolio will receive shares of the same class or a corresponding class of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Reorganization Agreement); and

•	the complete termination of the Acquired Portfolio.

The Board of each Trust is proposing the Reorganizations because it believes that the Reorganizations will permit shareholders invested in the Acquired Portfolios, which have limited prospects for future growth and/or are relatively small and therefore have a limited ability to achieve economies of scale, to invest in the corresponding Acquiring Portfolios, which in each case will result in a larger combined portfolio with a similar or substantially similar investment objective that invests in a similar or substantially similar asset class or asset classes and has better prospects for attracting additional assets and lowering expenses. In the case of the proposed Reorganization of the Energy Portfolio, the total net annual operating expense ratio of each class of shares of the Acquiring Portfolio is expected to be the same as that of the corresponding class of shares of the Energy Portfolio (excluding tax expenses) for the one year after the proposed Reorganization; and in the case of the proposed Reorganizations of each of the Franklin Balanced Portfolio and the Global Bond PLUS Portfolio, the total net annual operating expense ratio of each class of shares of the Acquiring Portfolio is expected to be the same as or lower than that of the corresponding class of shares of the Acquired Portfolio for the one year after the proposed Reorganization. There is no assurance that fees and expenses will not increase after April 30, 2022, when the expense limitation arrangement for each Acquiring Portfolio will terminate if it is not renewed by the Adviser and the Board of the relevant Trust. Each Acquiring Portfolio, except for the Core Plus Bond Portfolio, currently has a lower total annual operating expense ratio than its corresponding Acquired Portfolio, regardless of whether an expense limitation arrangement is in effect.

For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. As further described in “Potential Benefits of the Reorganizations to EIM and its Affiliates” below, the Portfolios’ Adviser may realize benefits in connection with the Reorganizations, such as the reduction or elimination of its obligations to waive or reimburse fees and expenses if an Acquiring Portfolio is below its expense limit or has a lower expense ratio. For a detailed description of the Boards’ reasons for proposing the Reorganizations, see “Additional Information about the Reorganizations — Board Considerations” below.

A comparison of the investment objectives, policies, strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

Each Acquired Portfolio and its corresponding Acquiring Portfolio have identical purchase and redemption procedures, distribution procedures, and exchange rights. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are purchased and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization. Each Portfolio has no minimum initial or subsequent investment requirements. Shares of each Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions by each Portfolio are automatically reinvested at net asset value in shares of the distributing class of the Portfolio. For a more detailed description of the purchase and redemption procedures, distribution procedures, and exchange rights, please see “Additional Information about the Portfolios” below.

Subject to shareholder approval, the Reorganizations are expected to be effective at the close of business on June 18, 2021, or on a later date each Trust decides upon (the “Closing Date”). As a result of each Reorganization, each shareholder that owns shares of an Acquired Portfolio would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the table below) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were held by the shareholder as of the Closing Date. Similarly, each Contractholder whose Contract values are invested in shares of an Acquired Portfolio would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the table below) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were indirectly held by the Contractholder as of the Closing Date.

Acquired Portfolio/Class of Shares	Acquiring Portfolio/Class of Shares
Energy Portfolio/Class IB Energy Portfolio/Class K	Natural Resources Portfolio/Class IB Natural Resources Portfolio/Class K
Franklin Balanced Portfolio/Class IA Franklin Balanced Portfolio/Class IB	Balanced Strategy Portfolio/Class IA Balanced Strategy Portfolio/Class IB
Global Bond PLUS Portfolio/Class IA* Global Bond PLUS Portfolio/Class IB** Global Bond PLUS Portfolio/Class K	Core Plus Bond Portfolio/Class A* Core Plus Bond Portfolio/Class B** Core Plus Bond Portfolio/Class K

*	The rights and preferences of Class A of Acquiring Portfolio Shares are substantially similar in all material respects to the rights and preferences of Class IA of Acquired Portfolio Shares. In addition, Class A of Acquiring Portfolio Shares and Class IA of Acquired Portfolio Shares are each subject to a 0.25% Rule 12b-1 fee.
**	The rights and preferences of Class B of Acquiring Portfolio Shares are substantially similar in all material respects to the rights and preferences of Class IB of Acquired Portfolio Shares. In addition, Class B of Acquiring Portfolio Shares and Class IB of Acquired Portfolio Shares are each subject to a 0.25% Rule 12b-1 fee.

It is anticipated that the Reorganization of the Energy Portfolio into the Natural Resources Portfolio, and the Reorganization of the Franklin Balanced Portfolio into the Balanced Strategy Portfolio will not qualify, for federal income tax purposes, as tax-free reorganizations, and each such Reorganization will be treated as a taxable transaction. The Reorganization of the Global Bond PLUS Portfolio into the Core Plus Bond Portfolio is intended to qualify, for federal income tax purposes, as a tax-free reorganization, and the Global Bond PLUS Portfolio will receive a legal opinion to that effect. Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio shares will not recognize any gain or loss as a result of the Reorganizations, whether such Reorganizations are taxable or tax-free. Please see “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board of each respective Trust has unanimously approved the applicable Reorganization Agreement with respect to each Acquired Portfolio and each Acquiring Portfolio, respectively. Accordingly, the Board of EQ Trust is submitting each Reorganization Agreement for approval by each Acquired Portfolio’s shareholders. In considering whether to approve the Proposals, you should review the discussion of the Proposals set forth below. In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to each Proposal and Reorganization Agreement generally. The Board of each respective Trust recommends that you vote “FOR” the relevant Proposal(s) to approve the Reorganization Agreement(s).

PROPOSAL 1: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE ENERGY PORTFOLIO, A SERIES OF EQ TRUST, INTO THE NATURAL RESOURCES PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 1 requests your approval of a Reorganization Agreement pursuant to which the Energy Portfolio will be reorganized into the Natural Resources Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Portfolios have substantially the same investment objectives. The Energy Portfolio seeks long-term capital appreciation. The Natural Resources Portfolio seeks to achieve long-term growth of capital. Although the Portfolios’ investment objectives are stated differently, the investment objectives do not differ materially.

•

Each Portfolio provides significant exposure to the energy sector and invests (either directly or indirectly, as described below) primarily in equity securities. Each Portfolio also may invest (either directly or indirectly, as described below) in securities of domestic and foreign issuers.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

The Energy Portfolio operates under a “fund-of-funds” structure and invests in securities and other instruments indirectly, though investments in Underlying ETFs (as defined below). The Energy Portfolio, under normal market conditions, invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies in the energy sector through investments in exchange-traded securities of other investment companies and investment vehicles (“Underlying ETFs”). The energy sector includes companies engaged in such activities as exploring, developing, mining, refining, producing, distributing, transporting, and dealing in conventional and alternative sources of energy; making and servicing component products for such activities; and energy research and development. The Energy Portfolio invests its assets in ETFs in accordance with weightings determined by EIM. The Energy Portfolio intends to invest, through Underlying ETFs, approximately 90% of its assets in U.S. securities and 10% of its assets in foreign securities, including securities of companies in emerging market countries.

•

In selecting the Underlying ETFs, the Adviser seeks to construct a diversified portfolio of ETFs that use a variety of indexing methodologies within the energy sector. Individual ETF weights are based on a variety of factors, including the Underlying ETF’s exposure to the desired energy industry or geographic region, investment objective(s), total return, portfolio holdings, volatility, expenses and liquidity.

•

In general, each of the Underlying ETFs in which the Energy Portfolio invests is an index-based ETF designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

•	The Energy Portfolio concentrates its investments in companies engaged in activities in the energy group of industries.

•

The Natural Resources Portfolio invests in securities and other instruments directly. The Natural Resources Portfolio, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of domestic and foreign companies within the natural resources sector or in other securities or instruments the value of which is related to the market value of some natural resources asset. The Portfolio normally invests in companies that are involved directly or indirectly in the exploration, development, production or distribution of natural resources. This includes companies that provide services that use, or may benefit from, developments in the natural resources sector or companies that develop, design or provide products and services significant to a country’s or region’s infrastructure and its future evolution. For these purposes “natural resources” generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as hydrogen, wind, solar), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, pulp, paper), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

•

The Natural Resources Portfolio may invest in the securities of companies in the energy sector (for example, the Natural Resources Portfolio had approximately 48% and 51% of its net assets invested in the securities of companies in the energy sector as of September 30, 2020 and January 31, 2021, respectively); however, its exposure to investments in the energy sector generally is more limited than the Energy Portfolio (which had approximately 85% and 88% of its net assets invested in the energy sector as of September 30, 2020 and January 31, 2021, respectively).

•

Unlike the Energy Portfolio, the Natural Resources Portfolio is non-diversified, which means that it may invest a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified portfolio.

•

The Natural Resources Portfolio seeks to track the performance, before fees and expenses, of the MSCI World Commodity Producers Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Natural Resources Portfolio uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Portfolio. The Portfolio also may invest in other instruments (such as ETFs) that provide comparable exposure as the index without buying the underlying securities comprising the index.

•	The Natural Resources Portfolio concentrates its investments in the natural resources group of industries.

•

Each Portfolio’s principal risks include equity risk, energy sector risk, ETFs risk, foreign securities risk (including currency risk and emerging markets risk), market risk, natural resources sector risk, portfolio management risk, sector risk, and securities lending risk. The Energy Portfolio also is subject to commodity risk, large-cap company risk, mid-cap, small-cap and micro-cap company risk, and oil and gas sector risk as principal risks, while the Natural Resources Portfolio generally is not. The Natural Resources Portfolio also is subject to derivatives risk, index strategy risk, large shareholder risk, liquidity risk, and non-diversified portfolio risk as principal risks, while the Energy Portfolio generally is not. To the extent the Natural Resources Portfolio generally will invest a greater percentage of its assets in the natural resources sector and a lesser percentage of its assets in the energy sector than the Energy

Portfolio, its risk profile will differ from that of the Energy Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

EIM serves as the investment adviser and administrator for both Portfolios. EIM does not currently employ a sub-adviser for the Energy Portfolio. Subject to EIM’s oversight, AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”), an affiliate of EIM, currently serves as the sub-adviser to the Natural Resources Portfolio. EIM will advise and administer, and it is anticipated that AllianceBernstein will continue to sub-advise, the Natural Resources Portfolio after the Reorganization.

•

EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM, such as AllianceBernstein, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Adviser and the Sub-Adviser to the Natural Resources Portfolio, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Adviser” below.

•

The Energy Portfolio and the Natural Resources Portfolio had net assets of approximately $4.6 million and $13.4 million, respectively, as of January 31, 2021. Thus, if the Reorganization of the Energy Portfolio into the Natural Resources Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $18.0 million.

•

As shown in the “Summary” above, the shareholders of Class IB and Class K of the Energy Portfolio will receive Class IB and Class K shares, respectively, of the Natural Resources Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total net annual operating expense ratios for the Natural Resources Portfolio’s Class IB and Class K shares for the fiscal year following the Reorganization will be 0.90% and 0.65%, respectively, which are the same as the total net annual operating expense ratios (including acquired fund fees and expenses) for the Energy Portfolio’s Class IB and Class K shares for the fiscal year ended December 31, 2020, which were 0.90% and 0.65% (excluding tax expenses), respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2022, when the expense limitation arrangement (described below) for the Natural Resources Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The Portfolios are subject to the same advisory fee schedule. The maximum advisory fee for each Portfolio is equal to an annual rate of 0.50% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the advisory fee, each Portfolio pays EIM its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000. For purposes of calculating the asset-based administration fee, the assets of the Portfolios and multiple other “single-advised” portfolios of EQ Trust (together, the “Single-Advised Portfolios”), all of which are managed by EIM, are aggregated together. The asset-based administration fee is equal to an annual rate of 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% on the next $10 billion; 0.0950% on the next $5 billion; and 0.0775% thereafter. A complete list of the Single-Advised Portfolios is provided in “Additional Information about the Portfolios — Management and Administrative Fees” below.

•	The Portfolios are subject to substantially similar expense limitation arrangements.

•	Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Energy Portfolio through April 30, 2022

(unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio.

•

Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Natural Resources Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio.

•

The only difference between the Portfolios’ expense limitation arrangements is that, unlike the Energy Portfolio’s contractual expense caps, the Natural Resources Portfolio’s contractual expense caps exclude acquired fund fees and expenses, meaning that any such expenses may cause the Natural Resources Portfolio’s annual operating expenses to exceed its contractual expense caps. Although it is currently expected that the Natural Resources Portfolio will invest in other investment companies (i.e., “acquired funds,” such as ETFs) only to a limited extent, if at all, if Proposal 1 is approved, EIM has undertaken to amend the contractual expense limitation arrangement with respect to the Natural Resources Portfolio so that the contractual expense caps for the Natural Resources Portfolio referred to above would include (rather than exclude) acquired fund fees and expenses through April 30, 2022.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the share class.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The Class IB and Class K shares of the Natural Resources Portfolio outperformed compared to the Class IB and Class K shares of the Energy Portfolio for the one-year, five-year and since inception periods ended December 31, 2020. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that EIM will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Natural Resources Portfolio. It is not expected that the Natural Resources Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Energy Portfolio. If the Reorganization is approved, all of the Energy Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the Natural Resources Portfolio. However, it is anticipated that immediately prior to the Closing Date, the Energy Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Energy Portfolio in connection with the Reorganization may result in the Energy Portfolio selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors) incurring transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM intends to implement the Reorganization in a manner that would minimize such costs, to the extent practicable, and believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. It is also expected that, over time, the Natural

Resources Portfolio will use the Transferred Assets to invest in equity securities, as well as other investments, consistent with its principal investment strategy. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•

Expenses of the Reorganization are estimated to be $9,500 (excluding portfolio transaction costs) and will be borne by the Energy Portfolio. However, to the extent that the Reorganization expenses exceed the Energy Portfolio’s expense limitation set forth in its expense limitation arrangement, these expenses will be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. The Energy Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying Portfolios and Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Natural Resources Portfolio		Energy Portfolio
Commodity Risk			X
Derivatives Risk	X
Energy Sector Risk	X	*	X	*
Equity Risk	X		X	*
ETFs Risk/Risks Related to Investments in Underlying ETFs	X		X	*
Foreign Securities Risk	X	*	X	*
Currency Risk	X		X
Emerging Markets Risk	X		X
Index Strategy Risk	X	*
Large-Cap Company Risk			X
Large Shareholder Risk	X
Liquidity Risk	X
Market Risk	X		X
Mid-Cap, Small-Cap and Micro-Cap Company Risk			X	*
Natural Resources Sector Risk	X	*	X
Non-Diversified Portfolio Risk	X	*
Oil and Gas Sector Risk			X
Portfolio Management Risk	X		X
Sector Risk	X		X
Securities Lending Risk	X		X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares and Class K Shares of the Energy Portfolio and the Class IB Shares and Class K Shares of the Natural Resources Portfolio and the estimated pro forma fees and expenses of the Class IB Shares and Class K Shares of the Natural Resources Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2020. The pro forma fees and expenses of the Natural Resources Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2020. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Energy Portfolio	Natural Resources Portfolio	Pro Forma Natural Resources Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Energy Portfolio				Natural Resources Portfolio				Pro Forma Natural Resources Portfolio (assuming the Reorganization is approved)**
	Class IB		Class K		Class IB		Class K		Class IB		Class K
Management Fee	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.00%		0.25%		0.00%		0.25%		0.00%
Other Expenses	3.28%	*	2.45%	*	1.27%		1.19%		1.15%		1.15%
Acquired Fund Fees and Expenses	0.34%		0.34%		0.00%		0.00%		0.00%		0.00%
Total Annual Portfolio Operating Expenses	4.37%		3.29%		2.02%		1.69%		1.90%		1.65%
Fee Waiver and/or Expense Reimbursement	(3.44	)%†	(2.61	)%†	(1.12	)%†	(1.04	)%†	(1.00	)%†	(1.00	)%†
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%		0.68%		0.90%		0.65%		0.90%		0.65%

†	Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of (1) the Energy Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio, and (2) the Natural Resources Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio. If Proposal 1 is approved, EIM has undertaken to amend the contractual expense limitation arrangement with respect to the Natural Resources Portfolio so that the annual expense limits for the Natural Resources Portfolio referred to in clause (2) above would include (rather than exclude) acquired fund fees and expenses through April 30, 2022. The expense limitation agreements may be terminated by EIM at any time after April 30, 2022. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.
*	Includes Tax Expense of 0.03% for Class IB shares and Class K shares of the Energy Portfolio.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by EIM and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Energy Portfolio
Class IB	$95	$1.010	$1,937	$4,306
Class K	$69	$768	$1,490	$3,407
Natural Resources Portfolio
Class IB	$92	$525	$984	$2,258
Class K	$66	$431	$820	$1,911
Pro Forma Natural Resources Portfolio (assuming the Reorganization is approved)
Class IB	$92	$500	$933	$2,141
Class K	$66	$422	$803	$1,870

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2020, the portfolio turnover rates for each of the Energy Portfolio and the Natural Resources Portfolio were 55% and 15%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Energy Portfolio with those of the Natural Resources Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Natural Resources Portfolio	Energy Portfolio
Investment Objective	Investment Objective

Seeks to achieve long-term growth of capital.	Seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of domestic and foreign companies within the natural resources sector or in other securities or instruments the value of which is related to the market value of some natural resources asset.

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies in the energy sector through investments in exchange-traded securities of other investment companies and investment vehicles (“exchange-traded funds” or “ETFs”). The ETFs in which the Portfolio may invest are referred to herein as the “Underlying ETFs.”

The Portfolio may invest in ETFs that invest in equity securities of companies of any size in developed and emerging markets throughout the world.

Such equity securities may include common stocks, preferred stocks, depositary receipts, rights and warrants.	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
Natural Resources Portfolio	Energy Portfolio
The Portfolio normally invests in companies that are involved directly or indirectly in the exploration, development, production or distribution of natural resources. This includes companies that provide services that use, or may benefit from, developments in the natural resources sector or companies that develop, design or provide products and services significant to a country’s or region’s infrastructure and its future evolution. For these purposes “natural resources” generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as hydrogen, wind, solar), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, pulp, paper), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).	The energy sector includes companies engaged in such activities as exploring, developing, mining, refining, producing, distributing, transporting, and dealing in conventional and alternative sources of energy; making and servicing component products for such activities; and energy research and development.

No corresponding strategy.	The Portfolio invests its assets in ETFs in accordance with weightings determined by EIM, the Portfolio’s investment manager.

No corresponding strategy.	The Adviser uses a two-stage allocation process to create an investment portfolio of ETFs for the Portfolio.

No corresponding strategy.	The first stage involves a strategic allocation that is intended to achieve a desired risk/return profile for the Portfolio, while providing broad exposure to the energy sector. In this stage, the Adviser decides what portion of the Portfolio’s assets should be invested in various industries within the energy sector and in which geographic regions based on an evaluation of the potential return characteristics and risks of the particular energy industries and geographic regions.

No corresponding strategy.	Currently, the Portfolio intends to invest (through ETFs) approximately 90% of its assets in traditional energy industries (e.g., oil and gas) and 10% of its assets in alternative energy industries (e.g., solar and wind). The Portfolio also intends to invest (through ETFs) approximately 90% of its assets in U.S. securities and 10% of its assets in foreign securities, including securities of companies in emerging market countries. These percentages can deviate by up to 15% of the Portfolio’s assets. The Adviser may adjust these strategic allocations from time to time.

No corresponding strategy.	The second stage of this process involves the selection of Underlying ETFs to provide exposure to the energy industries and geographic regions identified as a result of the first stage of the investment process. The Adviser seeks to select a combination of Underlying ETFs that together provide the targeted energy industry and geographic exposure for the Portfolio.

No corresponding strategy.	In selecting the Underlying ETFs, the Adviser also seeks to construct a diversified portfolio of ETFs that use a variety of indexing methodologies within the energy sector. Individual ETF weights are based on a variety of factors, including the Underlying ETF’s exposure to the desired energy industry or geographic region, investment objective(s), total return, portfolio holdings, volatility, expenses and liquidity.

The Portfolio is non-diversified, which means that it may invest a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified portfolio.	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
Natural Resources Portfolio	Energy Portfolio
The Portfolio seeks to track the performance (before fees and expenses) of the MSCI World Commodity Producers Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Portfolio uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Portfolio. The Portfolio also may invest in other instruments, such as exchange-traded funds (“ETFs”), that provide comparable exposure as the index without buying the underlying securities comprising the index.	ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, an index-based ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. ETFs may also be actively managed.

No corresponding strategy.	For purposes of complying with the Portfolio’s investment policies, the Adviser will identify Underlying ETFs in which to invest by reference to such Underlying ETFs’ investment policies at the time of investment. An Underlying ETF that changes its investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.

No corresponding strategy.	The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser.

The Portfolio also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.	No corresponding strategy.

The Portfolio will concentrate its investments in the natural resources group of industries.	The Portfolio will concentrate its investments in companies engaged in activities in the energy group of industries.

The Portfolio also may lend its portfolio securities to earn additional income.	Same.

The Energy Portfolio and the Natural Resources Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, issuing senior securities, and investing in commodities and real estate, but different fundamental investment polices relating to concentration. The Energy Portfolio concentrates its investments in companies engaged in activities in the energy group of industries, whereas the Natural Resources Portfolio concentrates its investments in the natural resources group of industries. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how the each Portfolio’s average annual total returns for the past one- and five-year and since inception periods through December 31, 2020, compared to the returns of a broad-based securities market index. The additional index for the Energy Portfolio shows how the Portfolio’s performance compared with the returns of another index that has characteristics relevant to the Portfolio’s investment strategies. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Energy Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 33.74% (2020 4th Quarter)	Worst quarter (% and time period) (51.79)% (2020 1st Quarter)

Natural Resources Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 23.23% (2020 4th Quarter)	Worst quarter (% and time period) (38.98)% (2020 1st Quarter)

Energy Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Since Inception
Energy Portfolio — Class IB Shares (Inception Date: October 28, 2013)	(25.02)%	(4.88)%	(9.10)%
Energy Portfolio — Class K Shares (Inception Date: October 28, 2013)	(24.85)%	(4.64)%	(8.88)%
Energy Select Sector Index (reflects no deduction for fees, expenses, or taxes)	(32.84)%	(4.75)%	(7.38)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.40%

Natural Resources Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Since Inception
Natural Resources Portfolio — Class IB Shares (Inception Date: February 8, 2013)	(15.65)%	3.17%	(2.95)%
Natural Resources Portfolio — Class K Shares (Inception Date: February 8, 2013)	(15.46)%	3.43%	(2.71)%
MSCI World Commodity Producers (Net) Index (reflects no deduction for fees, expenses, or taxes)	(15.10)%	3.69%	(2.57)%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2020, and of the Natural Resources Portfolio on a pro forma combined basis as of December 31, 2020, after giving effect to the proposed Reorganization. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by EIM and/or its affiliates from the combined Portfolio subsequent to the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Energy Portfolio — Class IB Shares	$4.0	$3.80	1,041,011
Natural Resources Portfolio — Class IB Shares	$6.2	$6.22	999,110
Adjustments*	$0.0		(406,540)
Pro forma Natural Resources Portfolio — Class IB Shares (assuming the Reorganization is approved)	$10.2	$6.22	1,633,581

Energy Portfolio — Class K Shares	$0.4	$3.80	114,134
Natural Resources Portfolio — Class K Shares	$7.3	$6.22	1,170,952
Adjustments*	$0.0		(44,580)
Pro forma Natural Resources Portfolio — Class K Shares (assuming the Reorganization is approved)	$7.7	$6.22	1,240,506

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$17.9

*	The adjustments reflect the exchange of Energy Portfolio’s shares for Natural Resources Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE ENERGY PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE ENERGY PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

PROPOSAL 2: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN BALANCED PORTFOLIO, A SERIES OF EQ TRUST, INTO THE BALANCED STRATEGY PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 2 requests your approval of a Reorganization Agreement pursuant to which the Franklin Balanced Portfolio will be reorganized into the Balanced Strategy Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Franklin Balanced Portfolio and the Balanced Strategy Portfolio have similar but distinct investment objectives. The Franklin Balanced Portfolio seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. The Balanced Strategy Portfolio seeks long-term capital appreciation and current income. Although managing volatility is not part of the Balanced Strategy Portfolio’s investment objective, its investment in Underlying Portfolios (as defined below) that manage equity exposure is intended to reduce its overall risk.

•

Each Portfolio provides diversified exposure (either directly or indirectly, as described below) to both equity and debt securities. The Franklin Balanced Portfolio normally invests at least 25% of its net assets in equity securities and at least 25% of its net assets in debt securities, whereas the Balanced Strategy Portfolio invests approximately 50% of its assets in equity securities and approximately 50% of its assets in debt securities through investments in Underlying Portfolios (as defined below). As of January 31, 2021, the Franklin Balanced Portfolio had approximately 57% and 43% of its net assets in equity securities and debt securities, respectively, and the Balanced Strategy Portfolio had approximately 50% and 50% of its net assets in equity securities and debt securities, respectively. Securities in which each Portfolio may invest (either directly or indirectly, as described below) include domestic and foreign securities; investment grade securities; below investment grade securities (also known as high yield or “junk” bonds); mortgage-backed securities; and government securities. In addition, the Franklin Balanced Portfolio may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure, whereas the Balanced Strategy Portfolio may invest in Underlying Portfolios (as defined below) that employ derivatives, including futures contracts, to manage equity exposure. When market volatility is increasing above specific thresholds, the Franklin Balanced Portfolio and, in the case of the Balanced Strategy Portfolio, the Underlying Portfolios, may reduce their equity exposure.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

The Franklin Balanced Portfolio operates as a multimanager fund by allocating its assets between two investment sub-advisers, each of which manages its allocated portion of the Portfolio using a different but complementary investment strategy and invests its allocated portion of the Portfolio directly in securities and other instruments. The Franklin Balanced Portfolio is structured so that approximately 50% of its assets are actively managed by a sub-adviser (“Active Allocated Portion”) and approximately 50% of its assets are allocated to a sub-adviser that seeks to track the performance (before fees and expenses) of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500 Index”) and the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government/Credit Index”) (“Index Allocated Portion”). The Portfolio’s Active Allocated Portion is sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”), and each portion of its Index Allocated Portion is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Portfolio also may invest up to 25% of its assets in derivatives.

•

Under normal circumstances, the Active Allocated Portion invests in a diversified portfolio of debt and equity securities. The Active Allocated Portion may enter into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts, as well as options on all such instruments. In choosing investments, the Sub-Adviser to the Active Allocated Portion searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future. The Active Allocated Portion may invest up to 100% of its total assets in debt securities that are rated below investment grade, including a portion in defaulted securities.

•

Generally, the S&P 500 Index portion of the Index Allocated Portion uses a full replication technique, and the Intermediate Government/Credit Index portion of the Index Allocated Portion utilizes a sampling approach. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

•

The Balanced Strategy Portfolio operates under a “fund-of-funds” structure and invests in securities and other instruments indirectly, though investments in other mutual funds (“Underlying Portfolios”) managed by the Adviser and sub-advised by one or more investment sub-advisers. Each of the Underlying Portfolios emphasizes either equity or fixed income investments. Certain Underlying Portfolios may emphasize different market sectors, such as foreign securities, small cap equities, or government securities.

•

Unlike the Franklin Balanced Portfolio, the Balanced Strategy Portfolio does not have an investment policy to invest approximate “target” percentages of its assets in both active management strategies and indexing strategies. As of January 31, 2021, the Underlying Portfolios in which the Balanced Strategy Portfolio was invested were generally Underlying Portfolios that are managed by the Adviser and sub-advised by a sub-adviser that utilizes an indexing strategy (but generally not an active management strategy) for the portfolio (or a portion of the portfolio), and Underlying Portfolios that are managed by the Adviser and sub-advised by two sub-advisers, one of which utilizes an indexing strategy for the portfolio and the other of which is responsible for the selection, research and trading of futures and options to manage the portfolio’s equity exposure.

•

The Balanced Strategy Portfolio invests in shares of Underlying Portfolios and, therefore, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives, as well as the Adviser’s allocation among the Underlying Portfolios. Accordingly, the Balanced Strategy Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying Portfolios, in direct proportion to the percentage of assets the Balanced Strategy Portfolio allocates to the Underlying Portfolios utilizing such strategies.

•

In addition, while each Portfolio may invest (either directly or indirectly) in the securities of foreign companies, the Franklin Balanced Portfolio may only invest up to 25% of the total assets of its Active Allocated Portion in the securities of foreign companies (including emerging markets securities), whereas the Balanced Strategy Portfolio is not subject to a similar limitation.

•

Each Portfolio’s principal risks include credit risk, derivatives risk, equity risk, foreign securities risk, futures contract risk, interest rate risk, investment grade securities risk, large-cap company risk, market risk, mortgage-related and other asset-backed securities risk, non-investment grade securities risk, portfolio management risk, redemption risk, and volatility management risk. The Franklin Balanced Portfolio also is subject to cash management risk, convertible securities risk, currency risk, distressed companies risk, emerging markets risk, government securities risk, index strategy risk, large shareholder risk, leveraging risk, liquidity risk, multiple sub-adviser risk, sector risk, securities lending risk, short position risk, and zero coupon and pay-in-kind securities risk as principal risks, while the Balanced Strategy Portfolio generally is not. The Balanced Strategy Portfolio also is subject to affiliated portfolio risk, asset allocation risk, exchange-traded funds risk, mid-cap and small-cap company risk, prepayment risk and extension risk, and risks related to investments in Underlying Portfolios as principal risks, while the Franklin Balanced Portfolio generally is not. To the extent the Balanced Strategy Portfolio generally will invest a lesser percentage of its assets in derivatives than the Franklin Balanced Portfolio, its risk profile will differ from that of the Franklin Balanced Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

EIM serves as the investment adviser and administrator for both Portfolios. Subject to EIM’s oversight, Franklin Advisers currently serves as the sub-adviser to the Franklin Balanced Portfolio’s Active Allocated Portion, and BlackRock currently serves as the sub-adviser to each portion of the Franklin Balanced Portfolio’s Index Allocated Portion. EIM does not currently employ a sub-adviser with respect to the Balanced Strategy Portfolio. EIM will advise and administer the Balanced Strategy Portfolio after the Reorganization.

•

EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. EIM does not currently employ a sub-adviser with respect to the Balanced Strategy Portfolio. For a detailed description of the Adviser, please see “Additional Information about the Portfolios — The Adviser” below.

•

The Franklin Balanced Portfolio and the Balanced Strategy Portfolio had net assets of approximately $688.1 million and $3.7 billion, respectively, as of January 31, 2021. Thus, if the Reorganization of the Franklin Balanced Portfolio into the Balanced Strategy Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $4.4 billion.

•

As shown in the “Summary” above, the shareholders of Class IA and Class IB of the Franklin Balanced Portfolio will receive Class IA and Class IB shares, respectively, of the Balanced Strategy Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

In addition to the expenses directly associated with an investment in the Balanced Strategy Portfolio, the Balanced Strategy Portfolio, as a fund-of-funds, indirectly bears the expenses associated with the Underlying Portfolios in which it invests. These expenses are referred to herein as “acquired fund fees and expenses.” It is expected that these acquired fund fees and expenses would be more than offset by a reduction in the advisory fee, as discussed below. In addition, as discussed below, the Balanced Strategy Portfolio’s contractual expense caps include acquired fund fees and expenses, meaning that such expenses would not cause the Balanced Strategy Portfolio’s annual operating expenses to exceed its contractual expense caps, which are otherwise identical to the Franklin Balanced Portfolio’s contractual expense caps.

•

It is estimated that the total net annual operating expense ratios (including acquired fund fees and expenses) for the Balanced Strategy Portfolio Class IA and Class IB shares for the fiscal year following the Reorganization will be 0.99% and 0.99%, respectively, which are lower than the total net annual operating expense ratios for the Franklin Balanced Portfolio Class IA and Class IB shares for the fiscal year ended December 31, 2020, which were 1.05% and 1.05%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2022, when the expense limitation arrangement (described below) for the Balanced Strategy Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•

The Balanced Strategy Portfolio has a lower maximum advisory fee than the Franklin Balanced Portfolio because the Balanced Strategy Portfolio operates as a fund-of-funds, while the Franklin Balanced Portfolio invests directly in securities and other instruments. The maximum advisory fee for the Franklin Balanced Portfolio is equal to an annual rate of 0.65% of its average daily net assets, while the maximum advisory fee for the Balanced Strategy Portfolio is equal to an annual rate of 0.10% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the advisory fee, each Portfolio pays EIM its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios and multiple other portfolios of EQ Trust and the assets of all of the portfolios of VIP Trust (together, the “Aggregated Portfolios”), all of which are managed by EIM, are aggregated together. The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; and 0.0775% thereafter. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Management and Administrative Fees” below.

•	The Portfolios are subject to substantially similar expense limitation arrangements.

•

Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Franklin Balanced Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IA and Class IB shares of the Portfolio.

•

Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Balanced Strategy Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IA and Class IB shares of the Portfolio.

•

The only difference between the Portfolios’ expense limitation arrangements is that, unlike the Franklin Balanced Portfolio’s contractual expense caps, the Balanced Strategy Portfolio’s contractual expense caps include acquired fund fees and expenses, meaning that such expenses would not cause the Balanced Strategy Portfolio’s annual operating expenses to exceed its contractual expense caps.

•	The Class IA and Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the respective share classes.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The Class IA and Class IB shares of the Balanced Strategy Portfolio outperformed compared to the Class IA and Class IB shares of the Franklin Balanced Portfolio for the one-year and five-year periods ended December 31, 2020, and underperformed compared to the Class IA and Class IB shares of the Franklin Balanced Portfolio for the 10-year period ended December 31, 2020. Please see “Comparative Performance Information” below. Class K shares of the Balanced Strategy Portfolio had not commenced operations as of the date of this Combined Proxy Statement/Prospectus, and Class K shares of the Franklin Balanced Portfolio ceased operations as of the close of business on May 31, 2020.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Balanced Strategy Portfolio. It is not expected that the Balanced Strategy Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Franklin Balanced Portfolio. If the Reorganization is approved, all of the Franklin Balanced Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the Balanced Strategy Portfolio. However, it is anticipated that immediately prior to the Closing Date, the Franklin Balanced Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Franklin Balanced Portfolio in connection with the Reorganization may result in the Franklin Balanced Portfolio selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors) incurring transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM intends to implement the Reorganization in a manner that would minimize such costs, to the extent practicable, and believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. It is also expected that, over time, the Balanced Strategy Portfolio will use the Transferred Assets to invest in Underlying Portfolios, as well as other investments, consistent with its principal investment strategy. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•

Expenses of the Reorganization are estimated to be $157,500 (excluding portfolio transaction costs) and will be borne by the Franklin Balanced Portfolio. However, to the extent that the Reorganization expenses exceed the Franklin Balanced Portfolio’s expense limitation set forth in its expense limitation arrangement, these expenses will be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.    The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. The Balanced Strategy Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the “Information Regarding the Underlying Portfolios and Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Balanced Strategy Portfolio		Franklin Balanced Portfolio
Affiliated Portfolio Risk	X
Asset Allocation Risk	X
Cash Management Risk			X
Convertible Securities Risk			X
Credit Risk	X	*	X
Derivatives Risk	X		X	*
Distressed Companies Risk			X
Equity Risk	X	*	X
ETFs Risk	X
Foreign Securities Risk	X		X
Currency Risk			X
Emerging Markets Risk			X
Futures Contract Risk	X		X	*
Government Securities Risk			X	*
Index Strategy Risk			X	*
Interest Rate Risk	X	*	X
Investment Grade Securities Risk	X		X	*
Large-Cap Company Risk	X		X
Large Shareholder Risk			X
Leveraging Risk			X	*
Liquidity Risk			X
Market Risk	X		X
Mid-Cap and Small-Cap Company Risk	X
Mortgage-Related and Other Asset-Backed Securities Risk	X		X
Multiple Sub-Adviser Risk			X
Non-Investment Grade Securities Risk	X		X
Portfolio Management Risk	X		X
Prepayment Risk and Extension Risk	X
Redemption Risk	X		X
Risks Related to Investments in Underlying Portfolios	X	*
Sector Risk			X	*
Securities Lending Risk			X
Short Position Risk			X	*
Volatility Management Risk	X	*	X	*
Zero Coupon and Pay-in-Kind Securities Risk			X

In addition to the risks noted above, as noted in the prospectuses for the Underlying Portfolios, EIM and, in certain cases, an affiliate, serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the Balanced Strategy Portfolio. In this connection, the Adviser’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IA Shares and Class IB Shares of the Franklin Balanced Portfolio and the Class IA Shares and Class IB Shares of the Balanced Strategy Portfolio and the estimated pro forma fees and expenses of the Class IA Shares and Class IB Shares of the Balanced Strategy Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2020. The pro forma fees and expenses of the Balanced Strategy Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2020. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Franklin Balanced Portfolio	Balanced Strategy Portfolio	Pro Forma Balanced Strategy Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Franklin Balanced Portfolio		Balanced Strategy Portfolio		Pro Forma Balanced Strategy Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class IA	Class IB	Class IA	Class IB
Management Fee	0.65%	0.65%	0.10%	0.10%	0.09%	0.09%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.16%	0.16%	0.14%	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.51%	0.51%	0.51%	0.51%
Total Annual Portfolio Operating Expenses	1.06%	1.06%	1.00%	1.00%	0.99%	0.99%
Fee Waiver and/or Expense Reimbursement†	(0.01)%	(0.01)%	0.00%	0.00%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%	1.00%	1.00%	0.99%	0.99%

†	Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of (1) the Franklin Balanced Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.05% for Class IA and IB shares of the Portfolio, and (2) the Balanced Strategy Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.05% for Class IA and Class IB shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2022. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Franklin Balanced Portfolio
Class IA	$107	$336	$584	$1,293
Class IB	$107	$336	$584	$1,293
Balanced Strategy Portfolio
Class IA	$102	$318	$552	$1,225
Class IB	$102	$318	$552	$1,225
Pro Forma Balanced Strategy Portfolio (assuming the Reorganization is approved)
Class IA	$101	$315	$547	$1,213
Class IB	$101	$315	$547	$1,213

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2020, the portfolio turnover rates for each of the Franklin Balanced Portfolio and the Balanced Strategy Portfolio were 24% and 27%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Franklin Balanced Portfolio with those of the Balanced Strategy Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Balanced Strategy Portfolio	Franklin Balanced Portfolio
Investment Objective	Investment Objective

Seeks long-term capital appreciation and current income.	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by Equitable Investment Management Group, LLC (“EIM or “Adviser”) and sub-advised by one or more investment sub-advisers (“Sub-Adviser”).	No corresponding strategy.

No corresponding strategy.	The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 50% of the Portfolio’s net assets, and the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets. These percentages are targets established by the Adviser; actual allocations may deviate from these targets.

Acquiring Portfolio	Acquired Portfolio
Balanced Strategy Portfolio	Franklin Balanced Portfolio

The Portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios.	In addition, the Portfolio invests in a mix of debt and equity securities and normally will invest at least 25% of its net assets in debt securities and at least 25% of its net assets in equity securities.

The Adviser may change the asset allocation targets and the particular Underlying Portfolios in which the Portfolio invests.	No corresponding strategy.

No corresponding strategy.	Under normal circumstances, the Active Allocated Portion invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and other asset-backed securities, debentures, zero coupon notes, and shorter term instruments. Equity securities include common stocks and preferred stocks. The Active Allocated Portion may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunity for the Portfolio in a given market.

The fixed income asset class may include investment grade securities, below investment grade securities (also known as high yield or “junk” bonds), mortgage-backed securities and government securities. These securities may include securities with maturities that range from short to longer term. The equity asset class may include securities of small-, mid- and large-capitalization companies and exchange-traded funds. The asset classes may include securities of foreign issuers in addition to securities of domestic issuers. Actual allocations among asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.	No corresponding strategy.

No corresponding strategy.	The Active Allocated Portion seeks income by selecting investments such as corporate, foreign and U.S. treasury bonds, as well as stocks with dividend yields the Sub-Adviser believes are attractive. In searching for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries but from time to time, based on economic conditions the Active Allocated Portion may have significant investments in particular sectors, particularly healthcare and financials.

No corresponding strategy.	The Active Allocated Portion may invest up to 100% of its total assets in debt securities that are rated below investment grade, including a portion in defaulted securities. Securities below investment grade include those securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Global Ratings (“S&P”) or, if unrated, securities deemed by the Adviser or Sub-Adviser to be of comparable quality. Such securities are often referred to as “junk bonds.” The Active Allocated Portion may invest in convertible securities without regard to the ratings assigned by ratings services. If subsequent to its purchase a security is downgraded in rating or goes into default, the Sub-Adviser to the Active Allocated Portion will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

No corresponding strategy.	The Active Allocated Portion also may invest in investment grade fixed income securities, asset- and mortgage-backed securities and, to a limited extent, loan participations and U.S. Government securities. The Active Allocated Portion also may invest up to 25% of its assets in foreign securities, including emerging markets securities.

Acquiring Portfolio	Acquired Portfolio
Balanced Strategy Portfolio	Franklin Balanced Portfolio

No corresponding strategy.	The Active Allocated Portion may enter into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts, as well as options on all such instruments. The use of these derivative transactions may allow the Active Allocated Portion to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance the Active Allocated Portion’s returns or to obtain exposure to various market sectors.

No corresponding strategy.	In choosing investments, the Sub-Adviser to the Active Allocated Portion searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future.

The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio believed to offer superior investment opportunities.	The Sub-Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Sub-Adviser to offer superior investment opportunities.

No corresponding strategy.	The Index Allocated Portion of the Portfolio is comprised of two strategies, one of which seeks to track the performance (before fees and expenses) of the Standard & Poor’s 500 Composite Stock Index (the “S&P 500 Index”) with minimal tracking error, and a second component which seeks to invest in securities comprising the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government/Credit Index”), which includes U.S. Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and investment grade corporate bonds with maturities of one to 10 years. Each such strategy is commonly referred to as an indexing strategy. Generally, the S&P 500 Index portion of the Index Allocated Portion uses a full replication technique, and the Intermediate Government/Credit Index portion of the Index Allocated Portion utilizes a sampling approach. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes and to leverage exposure to certain asset classes. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it may result in periods of underperformance. Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products.	Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Adviser may limit equity exposure either by reducing investments in securities, shorting or selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. During such times, the Portfolio’s exposure to equity securities may be significantly less than that of a traditional equity portfolio, but may remain sizable. Conversely, when the market volatility indicators decrease, the Adviser may increase equity exposure in the Portfolio such as by investing in futures contracts on an index. During periods of heightened market volatility, the Portfolio’s exposure to equity securities may remain sizable if, in the Adviser’s judgment, such exposure is warranted in order to produce better risk-adjusted returns over time. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products.

Acquiring Portfolio	Acquired Portfolio
Balanced Strategy Portfolio	Franklin Balanced Portfolio

No corresponding strategy.	The Portfolio also may use financial instruments such as futures and options to manage duration. Duration is a measure used to determine the sensitivity of a security’s price to interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses.

No corresponding strategy.	Up to 25% of the Portfolio’s assets may be invested in derivatives.

No corresponding strategy.	The Portfolio’s investments in derivatives transactions may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. The Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

No corresponding strategy.	The Portfolio also may lend its portfolio securities to earn additional income.

The Franklin Balanced Portfolio and the Balanced Strategy Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, concentration, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for the past one-, five- and ten-year periods through December 31, 2020, compared to the returns of a broad-based securities market index. The additional index for the Franklin Balanced Portfolio shows how the Portfolio’s performance compared with the returns of another index that has characteristics relevant to the Portfolio’s investment strategies. The additional broad-based securities market index and the hypothetical composite index for the Balanced Strategy Portfolio show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

Class K shares of the Balanced Strategy Portfolio had not commenced operations as of the date of this Combined Proxy Statement/Prospectus, and Class K shares of the Franklin Balanced Portfolio ceased operations as of the close of business on May 31, 2020.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Franklin Balanced Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 8.03% (2019 1st Quarter)	Worst quarter (% and time period) (10.60)% (2020 1st Quarter)

Balanced Strategy Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 8.30% (2020 4th Quarter)	Worst quarter (% and time period) (8.74)% (2011 3rd Quarter)

Franklin Balanced Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Ten Years
Franklin Balanced Portfolio — Class IA Shares	5.69%	7.46%	6.55%
Franklin Balanced Portfolio — Class IB Shares	5.69%	7.46%	6.52%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	6.43%	3.64%	3.11%

Balanced Strategy Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Ten Years
Balanced Strategy Portfolio — Class IA Shares	11.22%	7.49%	6.04%
Balanced Strategy Portfolio — Class IB Shares	11.20%	7.50%	6.01%
EQ/Balanced Strategy Index (reflects no deduction for fees, expenses, or taxes)	11.70%	8.26%	7.21%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.73%	2.89%	2.46%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2020, and of the Balanced Strategy Portfolio on a pro forma combined basis as of December 31, 2020, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Franklin Balanced Portfolio — Class IA Shares	$3.4	$10.95	310,259
Balanced Strategy Portfolio — Class IA Shares	$0.1	$17.04	4,802
Adjustments*	$0.0		(110,907)
Pro forma Balanced Strategy Portfolio — Class IA Shares (assuming the Reorganization is approved)	$3.5	$17.04	204,154

Franklin Balanced Portfolio — Class IB Shares	$697.2	$10.95	63,658,606
Balanced Strategy Portfolio — Class IB Shares	$3,676.9	$17.07	215,438,689
Adjustments*	$(0.2)		(22,824,321)
Pro forma Balanced Strategy Portfolio — Class IB Shares (assuming the Reorganization is approved)	$4,373.9	$17.07	256,272,974

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$4,377.4

*	The adjustments reflect the exchange of Franklin Balanced Portfolio’s shares for Balanced Strategy Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE FRANKLIN BALANCED PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE FRANKLIN BALANCED PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2.

PROPOSAL 3: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE GLOBAL BOND PLUS PORTFOLIO, A SERIES OF EQ TRUST, INTO THE CORE PLUS BOND PORTFOLIO, A SERIES OF VIP TRUST.

This Proposal 3 requests your approval of a Reorganization Agreement pursuant to which the Global Bond PLUS Portfolio will be reorganized into the Core Plus Bond Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Global Bond PLUS Portfolio is a series of EQ Trust, and the Core Plus Bond Portfolio is a series of VIP Trust.

•

The Global Bond PLUS Portfolio and the Core Plus Bond Portfolio have similar but distinct investment objectives. The Global Bond PLUS Portfolio seeks to achieve capital growth and current income. The Core Plus Bond Portfolio seeks to achieve high total return through a combination of current income and capital appreciation. Although the Portfolios’ investment objectives are stated differently, the investment objectives do not differ materially.

•

Each Portfolio normally invests at least 80% of its net assets in debt securities and invests primarily in investment grade debt securities. Each Portfolio may invest in domestic and foreign securities, including emerging market securities, and may invest in derivatives, including futures and options contracts. In addition, each Portfolio is managed by multiple sub-advisers.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

The Global Bond PLUS Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies denominated in various currencies. The Global Bond PLUS Portfolio normally invests a significant portion of its assets in foreign securities and normally invests in at least three countries.

•

The Global Bond PLUS Portfolio is structured so that approximately 35-45% of its net assets are actively managed by a sub-adviser (“Active Allocated Portion”) and approximately 55-65% of its net assets are allocated to a sub-adviser that seeks to track the performance (before fees and expenses) of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”) (“Index Allocated Portion”). The Portfolio’s Active Allocated Portion is sub-advised by Wells Fargo Asset Management (International) Limited (“WFAM (International)”) and Wells Capital Management Inc. (together, “Wells Fargo”), and the Portfolio’s Index Allocated Portion is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). Up to 20% of the Portfolio’s assets may be invested in exchange-traded funds (“Underlying ETFs”) that meet the investment criteria of the Portfolio.

•

The Sub-Adviser to the Active Allocated Portion makes country selection and currency decisions based on its own fundamental research and advanced analytical systems. The Active Allocated Portion generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3 1/2 to 10 years. The Active Allocated Portion may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations.

•

The Sub-Adviser to the Index Allocated Portion invests in a representative sample of securities from each broad segment of the Intermediate Government Credit Index, such as government bonds and corporate issues that represent key index characteristics. The Index Allocated Portion also may invest in other instruments that provide comparable exposure to the index, such as futures and options contracts and other derivatives.

•

The Global Bond PLUS Portfolio may invest up to 30% of the Portfolio’s total assets in derivatives such as foreign currency forward contracts as a substitute for investing directly in securities or for hedging purposes.

•

The Core Plus Bond Portfolio, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements. Under normal circumstances, the Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities and mortgage- and asset-backed securities.

•

Unlike the Global Bond PLUS Portfolio, the Core Plus Bond Portfolio does not have an investment policy to invest approximate “target” percentages of its assets in both active management strategies and indexing strategies. The Core Plus Bond Portfolio is entirely actively managed by three sub-advisers: AXA Investment Managers Inc. (“AXA IM”), Brandywine Global Investment Management LLC (“Brandywine Global”), and Loomis, Sayles & Co. (“Loomis Sayles”).

•

Under normal circumstances, it is expected that the average portfolio duration of the Core Plus Bond Portfolio will be within 5 years of the duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2020, the average duration of the benchmark was 6.26 years. The Core Plus Bond Portfolio may invest in securities of any maturity. There is no limit on the weighted average maturity of the Portfolio’s fixed income portfolio.

•

The Core Plus Bond Portfolio may invest in securities denominated in foreign currencies and will normally limit its foreign currency exposure to 40% of its total assets. The Portfolio may enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Portfolio also may enter into forward currency exchange contracts and other currency derivatives, such as swaps, options and futures, to shift its investment exposure from one currency into another.

•

Although the portfolio managers intend to maintain an average weighted portfolio quality of BBB- or better, which is considered investment grade, the Core Plus Bond Portfolio may invest up to 40% of its total assets in below investment grade securities (also known as high yield or “junk” bonds).

•

The Core Plus Bond Portfolio may invest, without limitation, in forwards and derivative instruments such as options, futures contracts, structured securities or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset-backed securities, subject to applicable law. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration.

•

The Core Plus Bond Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may invest in privately placed and restricted securities, collateralized loan obligations, inflation-indexed bonds, convertible bonds, preferred securities, bank loans, loan participations and assignments, and zero coupon and pay-in-kind securities.

•

Each Portfolio’s principal risks include credit risk, derivatives risk, foreign securities risk (currency risk, emerging markets risk, European economic risk), government securities risk, interest rate risk, investment grade securities risk, leveraging risk, liquidity risk, market risk, mortgage-related and other asset-backed securities risk, multiple sub-adviser risk, portfolio management risk, prepayment risk and extension risk, and redemption risk. The Global Bond PLUS Portfolio also is subject to ETFs risk, index strategy risk, large shareholder risk, and securities lending risk as principal risks, while the Core Plus Bond Portfolio generally is not. The Core Plus Bond Portfolio also is subject to cash management risk, collateralized loan obligations risk, convertible securities risk, dollar roll and sale-buyback transactions risk, futures contract risk, hedging risk, inflation-indexed bonds risk, loan risk, newly restructured portfolio risk, non-investment grade securities risk, portfolio turnover risk, preferred stock risk, privately placed and other restricted securities risk, sector risk, variable and floating rate securities risk, when-issued and delayed delivery securities and forward commitments risk, and zero coupon and pay-in-kind securities risk as principal risks, while the Global Bond PLUS Portfolio generally is not. To the extent the Core Plus Bond Portfolio generally will invest a lesser percentage of its assets in foreign securities than the Global Bond PLUS Portfolio, its risk profile will differ from that of the Global Bond PLUS Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

EIM serves as the investment adviser and administrator for both Portfolios. Subject to EIM’s oversight, Wells Fargo currently serves as the sub-adviser to the Global Bond PLUS Portfolio’s Active Allocated Portion, and BlackRock currently serves as the sub-adviser to the Global Bond PLUS Portfolio’s Index Allocated Portion. Subject to EIM’s oversight, AXA IM, Brandywine Global, and Loomis Sayles currently serve as the sub-advisers to the Core Plus Bond Portfolio. EIM will advise and administer, and it is anticipated that AXA IM, Brandywine Global, and Loomis Sayles will continue to sub-advise, the Core Plus Bond Portfolio after the Reorganization.

•

EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Adviser and the Sub-Advisers to the Core Plus Bond Portfolio, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•

The Global Bond PLUS Portfolio and the Core Plus Bond Portfolio had net assets of approximately $281.5 million and $195.4 million, respectively, as of January 31, 2021. Thus, if the Reorganization of the Global Bond PLUS Portfolio into the Core Plus Bond Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $476.9 million.

•

As shown in the “Summary” above, the shareholders of Class IA, Class IB, and Class K of the Global Bond PLUS Portfolio will receive Class A, Class B, and Class K shares, respectively, of the Core Plus Bond Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total net annual operating expense ratios (including acquired fund fees and expenses) for the Core Plus Bond Portfolio Class A and Class B shares for the fiscal year following the Reorganization will be 0.95% and 0.95%, respectively, which are the same as the total net annual operating expense ratios for the Global Bond PLUS Portfolio Class IA and Class IB shares for the fiscal year ended December 31, 2020, which were 0.95% and 0.95%, respectively, and that the total net annual operating expense ratio (including acquired fund fees and expenses) for the Core Plus Bond Portfolio Class K shares for the fiscal year following the Reorganization will be 0.70%, which is the same as the total net annual operating expense ratio for the Global Bond PLUS Portfolio Class K shares for the fiscal year ended December 31, 2020, which was 0.70%. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2022, when the expense limitation arrangement (described below) for the Core Plus Bond Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•

The Core Plus Bond Portfolio has a higher maximum advisory fee than the Global Bond PLUS Portfolio. The maximum advisory fee for the Global Bond PLUS Portfolio is equal to an annual rate of 0.55% of its average daily net assets, while the maximum advisory fee for the Core Plus Bond Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed below, the corresponding classes of shares of the Portfolios are currently subject to the same contractual expense caps, as a percentage of average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the advisory fee, each Portfolio pays EIM its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Global Bond PLUS Portfolio and multiple other portfolios of EQ Trust and the assets of the Core Plus Bond Portfolio and all other portfolios of VIP Trust (together, the “Aggregated Portfolios”), all of which are managed by EIM, are aggregated together. The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; and 0.0775% thereafter. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Management and Administrative Fees” below

•	The Portfolios are subject to substantially similar expense limitation arrangements.

•	Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Global Bond PLUS Portfolio through April 30, 2022

(unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.95% for Class IA and Class IB shares and 0.70% for Class K shares of the Portfolio.

•

Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Core Plus Bond Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.95% for Class A and Class B shares and 0.70% for Class K shares of the Portfolio.

•

The only difference between the Portfolios’ expense limitation arrangements is that, unlike the Global Bond PLUS Portfolio’s contractual expense caps, the Core Plus Bond Portfolio’s contractual expense caps include acquired fund fees and expenses, meaning that such expenses, if any, would not cause the Core Plus Bond Portfolio’s annual operating expenses to exceed its contractual expense caps.

•

The Class IA and Class IB shares of the Global Bond PLUS Portfolio and the Class A and Class B shares of the Core Plus Bond Portfolio are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the respective share classes.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The Class A, Class B and Class K shares of the Core Plus Bond Portfolio outperformed compared to the Class IA, Class IB and Class K shares of the Global Bond PLUS Portfolio for the one-year, five-year, and ten-year (or since inception) periods ended December 31, 2020. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Core Plus Bond Portfolio. It is not expected that the Core Plus Bond Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Global Bond PLUS Portfolio. EIM has reviewed the Global Bond PLUS Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the Core Plus Bond Portfolio’s investment objective and policies. Thus, EIM believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the Global Bond PLUS Portfolio could be transferred to and held by the Core Plus Bond Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the Global Bond PLUS Portfolio involved therein that are not compatible with the Core Plus Bond Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the Core Plus Bond Portfolio’s investment objective and policies. The portion of the Global Bond PLUS Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by EIM of the compatibility of those holdings with the Core Plus Bond Portfolio’s portfolio composition and investment objective and policies. The need for the Global Bond PLUS Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors) incurring transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM intends to implement the Reorganization in a manner that would minimize such costs, to the extent practicable, and believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. The estimated percentage of the holdings of the Global Bond PLUS Portfolio that will be sold in connection with the Reorganization is 77%. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•

Expenses of the Reorganization are estimated to be $82,500 (excluding portfolio transaction costs) and will be borne by the Global Bond PLUS Portfolio. However, to the extent that the Reorganization expenses exceed the Global Bond PLUS Portfolio’s expense limitation set forth in its expense limitation arrangement, these expenses will be paid by EIM.

•

Each of EQ Trust and VIP Trust is a Delaware statutory trust. As such, each Trust’s operations are governed by its Declaration of Trust and By-laws and applicable Delaware law. The operations of each Trust are also subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The rights of shareholders of the Core Plus Bond Portfolio are substantially similar to the rights of shareholders of the Global Bond PLUS Portfolio. However, EQ Trust and VIP Trust are governed by different organizational documents, including separate Declarations of Trust. Among other differences, the EQ Trust Declaration of Trust contains provisions (i) limiting the scope of the Trustees’ fiduciary duties to the Trust, series or shareholders to those imposed by applicable federal law and those included in the Declaration of Trust and (ii) setting forth certain procedural requirements with respect to the ability of a shareholder to bring a derivative action against the Trust. A summary of the similarities and differences between the EQ Trust Declaration of Trust and the VIP Trust Declaration of Trust is provided below in the section entitled “Description of the Securities to Be Issued.”

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Core Plus Bond Portfolio	Global Bond PLUS Portfolio
Cash Management Risk	X
Collateralized Loan Obligations Risk	X
Convertible Securities Risk	X
Credit Risk	X*	X
Derivatives Risk	X	X
Dollar Roll and Sale-Buyback Transactions Risk	X
ETFs Risk		X
Foreign Securities Risk	X*	X*
Currency Risk	X*	X*
Emerging Markets Risk	X*	X*
European Economic Risk	X*	X*
Futures Contract Risk	X
Government Securities Risk	X	X
Hedging Risk	X
Index Strategy Risk		X*
Inflation-Indexed Bonds Risk	X
Interest Rate Risk	X*	X*
Investment Grade Securities Risk	X	X*
Large Shareholder Risk		X

Risks	Core Plus Bond Portfolio	Global Bond PLUS Portfolio
Leveraging Risk	X	X
Liquidity Risk	X	X
Loan Risk	X
Market Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk	X*	X
Multiple Sub-Adviser Risk	X	X
Newly Restructured Portfolio Risk	X
Non-Investment Grade Securities Risk	X*
Portfolio Management Risk	X	X
Portfolio Turnover Risk	X
Preferred Stock Risk	X
Prepayment Risk and Extension Risk	X	X
Privately Placed and Other Restricted Securities Risk	X
Redemption Risk	X	X
Sector Risk	X
Securities Lending Risk		X
Variable and Floating Rate Securities Risk	X
When-Issued and Delayed Delivery Securities and Forward Commitments Risk	X
Zero Coupon and Pay-in-Kind Securities Risk	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IA Shares, Class IB Shares and Class K Shares of the Global Bond PLUS Portfolio and the Class A Shares, Class B Shares and Class K Shares of the Core Plus Bond Portfolio and the estimated pro forma fees and expenses of the Class A Shares, Class B Shares and Class K Shares of the Core Plus Bond Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2020. The pro forma fees and expenses of the Core Plus Bond Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2020. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Global Bond PLUS Portfolio	Core Plus Bond Portfolio	Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Global Bond PLUS Portfolio			Core Plus Bond Portfolio			Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class K	Class A††	Class B††	Class K††	Class A	Class B	Class K
Management Fee	0.55%	0.55%	0.55%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%	0.25%	0.25%	0.00%
Other Expenses	0.21%	0.21%	0.21%	0.23%	0.23%	0.23%	0.19%	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.01%	1.01%	0.76%	1.08%	1.08%	0.83%	1.04%	1.04%	0.79%

	Global Bond PLUS Portfolio			Core Plus Bond Portfolio			Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
	Class IA	Class IB	Class K	Class A††	Class B††	Class K††	Class A	Class B	Class K
Fee Waiver and/or Expense Reimbursement†	(0.06)%	(0.06)%	(0.06)%	(0.13)%	(0.13)%	(0.13)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.95%	0.70%	0.95%	0.95%	0.70%	0.95%	0.95%	0.70%

†	Pursuant to a contract, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of (1) the Global Bond PLUS Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 0.95% for Class IA and IB shares and 0.70% for Class K shares of the Portfolio, and (2) the Core Plus Bond Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 0.95% for Class A and Class B shares and 0.70% for Class K shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2022. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.
††	Expenses have been restated to reflect current fees in connection with the Core Plus Bond Portfolio’s restructuring from a fund-of-funds to a sub-advised fund that invests directly in securities and other instruments.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Bond PLUS Portfolio
Class IA	$97	$316	$552	$1,231
Class IB	$97	$316	$552	$1,231
Class K	$72	$237	$416	$937
Core Plus Bond Portfolio
Class A	$97	$331	$583	$1,305
Class B	$97	$331	$583	$1,305
Class K	$72	$252	$448	$1,013
Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
Class A	$97	$322	$565	$1,263
Class B	$97	$322	$565	$1,263
Class K	$72	$243	$430	$970

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2020, the portfolio turnover rate for the Global Bond PLUS Portfolio was 74% of the average value of the Portfolio. During the fiscal year ended December 31, 2020, the portfolio turnover rate for the Core Plus Bond Portfolio was 237% of the average value of the Portfolio due to the investment strategy change described earlier under which the Portfolio converted from a fund-of-funds portfolio into a sub-advised portfolio investing directly in securities and other instruments.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Global Bond PLUS Portfolio with those of the Core Plus Bond Portfolio. The respective Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Global Bond PLUS Portfolio
Investment Objective	Investment Objective

Seeks to achieve high total return through a combination of current income and capital appreciation.	Seeks to achieve capital growth and current income.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

Under normal circumstances, the Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities and mortgage- and asset-backed securities.	The Portfolio invests primarily in investment grade debt securities that are rated Baa or higher by Moody’s Investor Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined by the Adviser or Sub-Adviser to be of comparable quality.

The Portfolio may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including securities and instruments that are economically tied to emerging market countries.	The Portfolio normally will invest a significant portion of its assets in foreign securities and normally invests in at least three countries and may invest in the securities of issuers in emerging markets.

The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity).	No corresponding strategy.

No corresponding strategy.	The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 35-45% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 55-65% of the Portfolio’s net assets. Up to 20% of the Portfolio’s assets may be invested in exchange-traded funds (“Underlying ETFs”) that meet the investment criteria of the Portfolio. The Underlying ETFs in which the Portfolio may invest may be changed from time to time without notice or shareholder approval. These percentages are targets established by the Adviser; actual allocations may deviate from these targets.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Global Bond PLUS Portfolio
The Portfolio may invest in securities of any maturity. As a separate measure, there is no limit on the weighted average maturity of the Portfolio’s fixed income portfolio. Under normal circumstances, it is expected that the average portfolio duration of the Portfolio will be within 5 years of the duration of the benchmark. As of December 31, 2020, the average duration of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was 6.26 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses.	The Active Allocated Portion generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3 1/2 to 10 years. Maturity measures the average final payable dates of debt instruments. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses.

No corresponding strategy.	The Sub-Adviser to the Active Allocated Portion makes its country selection and currency decisions for the Active Allocated Portion based on its own fundamental research and advanced analytical systems. In choosing investments, the Sub-Adviser to the Active Allocated Portion searches for the best values on securities that meet the Active Allocated Portion’s credit and maturity requirements. Bonds selected for inclusion in the Active Allocated Portion are continually monitored to assure they meet the Sub-Adviser to the Active Allocated Portion’s standards. The Sub-Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

No corresponding strategy.	The Active Allocated Portion may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Active Allocated Portion may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations.

No corresponding strategy.	The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”) with, minimal tracking error. This strategy is commonly referred to as an indexing strategy. The Intermediate Government Credit Index covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities.

No corresponding strategy.	The Sub-Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Sub-Adviser invests in a representative sample of securities from each broad segment of the Intermediate Government Credit Index, such as government bonds and corporate issues that represent key index characteristics. The Index Allocated Portion also may invest in other instruments that provide comparable exposure to the index, such as futures and options contracts and other derivatives. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Intermediate Government Credit Index of approximately 0.95 before expenses.

The portfolio managers intend to maintain an average weighted portfolio quality of BBB- or better, which is considered investment grade, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality. The Portfolio may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below investment grade by Standard & Poor’s Global Ratings (“S&P”), Fitch, Inc. (“Fitch”), or Moody’s	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Global Bond PLUS Portfolio
Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the Adviser or a sub-adviser to be of comparable quality. The below investment grade securities in which the Portfolio invests are generally rated at least CC by S&P or Fitch or at least Ca by Moody’s or, if unrated, determined by the Adviser or a sub-adviser to be of comparable quality. The Portfolio may continue to hold securities that are downgraded below these ratings (or that default) subsequent to purchase. The Portfolio does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Portfolio may have exposure to securities rated below CC or Ca, or to securities that are in default or have defaulted, through its investments in certain derivatives described below.

The Portfolio may invest, without limitation, in forwards and derivative instruments such as options, futures contracts, structured securities or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset- backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration. The Portfolio’s investments in derivatives may involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.	The Portfolio may invest up to 30% of the Portfolio’s total assets in derivatives such as foreign currency forward contracts as a substitute for investing directly in securities or for hedging purposes. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.

The Portfolio may enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Portfolio may enter into forward currency exchange contracts and other currency derivatives, such as swaps, options and futures, to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges are intended to protect against losses resulting from a decline in the value of the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases, and may also limit any potential gain that might result should the value of such hedged currency increase.	No corresponding strategy.

The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for derivative instruments) or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may invest in privately placed and restricted securities, collateralized loan obligations, inflation-indexed bonds, convertible bonds, preferred securities, bank loans, and loan participations and assignments. The Portfolio may also invest in zero coupon and pay-in-kind securities. The Portfolio may engage in active and frequent trading to achieve its investment objective.	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Global Bond PLUS Portfolio

Notwithstanding the foregoing, the Portfolio may receive instruments prohibited or not contemplated herein through the conversion, exchange, reorganization, corporate action or bankruptcy of an otherwise permissible investment. The Portfolio may hold or dispose of these investments at the portfolio managers’ discretion.	.

No corresponding strategy.	The Portfolio also may lend its portfolio securities to earn additional income.

The Global Bond PLUS Portfolio and the Core Plus Bond Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, concentration, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for the past one-, five- and ten-year (or since inception) periods through December 31, 2020, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

Effective May 1, 2020, the Core Plus Bond Portfolio was restructured from a fund-of-funds to a fund that invests directly in securities and other instruments and is actively managed by multiple sub-advisers. If the Core Plus Bond Portfolio had historically been managed using its current investment strategies and policies, the performance of the Portfolio would have been different. From April 18, 2014 through April 30, 2020, the Core Plus Bond Portfolio was managed by EIM as a fund-of-funds and pursued its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Core Plus Bond Portfolio’s performance as a fund-of-funds reflected the impact of these operating costs and expenses. Prior to April 18, 2014, the Core Plus Bond Portfolio invested directly in securities and other instruments, had different investment policies and strategies, was managed by multiple sub-advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Global Bond PLUS Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 4.64% (2016 1st Quarter)	Worst quarter (% and time period) (6.50)% (2016 4th Quarter)

Core Plus Bond Portfolio — Calendar Year Total Returns (Class B)

Best quarter (% and time period) 6.74% (2020 2nd Quarter)	Worst quarter (% and time period) (1.98)% (2013 2nd Quarter)

Global Bond PLUS Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Ten Years/ Since Inception
Global Bond PLUS Portfolio — Class IA Shares	8.53%	3.62%	2.07%
Global Bond PLUS Portfolio — Class IB Shares	8.54%	3.63%	2.04%
Global Bond PLUS Portfolio — Class K Shares (Inception Date: August 26, 2011)	8.83%	3.88%	1.86%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	9.17%	4.79%	2.83%

Core Plus Bond Portfolio — Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Ten Years/ Since Inception
Core Plus Bond Portfolio — Class A Shares	14.86%	5.14%	3.70%
Core Plus Bond Portfolio — Class B Shares	14.64%	5.11%	3.66%
Core Plus Bond Portfolio — Class K Shares (Inception Date: August 26, 2011)	15.08%	5.38%	3.76%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2020, and of the Core Plus Bond Portfolio on a pro forma combined basis as of December 31, 2020, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Global Bond PLUS Portfolio — Class IA Shares	$11.8	$9.71	1,211,559
Core Plus Bond Portfolio — Class A Shares	$124.1	$4.21	29,490,879
Adjustments*	$0.0		1,582,455
Pro forma Core Plus Bond Portfolio — Class A Shares (assuming the Reorganization is approved)	$135.9	$4.21	32,284,893

Global Bond PLUS Portfolio — Class IB Shares	$66.9	$9.69	6,903,718
Core Plus Bond Portfolio — Class B Shares	$56.6	$4.19	13,493,077

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Adjustments*	$0.0		9,057,488
Pro forma Core Plus Bond Portfolio — Class B Shares (assuming the Reorganization is approved)	$123.5	$4.19	29,454,283

Global Bond PLUS Portfolio — Class K Shares	$193.8	$9.79	19,801,356
Core Plus Bond Portfolio — Class K Shares	$15.8	$4.22	3,749,764
Adjustments*	$(0.01)		26,105,942
Pro forma Core Plus Bond Portfolio — Class K Shares (assuming the Reorganization is approved)	$209.5	$4.22	49,657,062

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$468.9

*	The adjustments reflect the exchange of Global Bond PLUS Portfolio’s shares for Core Plus Bond Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE GLOBAL BOND PLUS PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE GLOBAL BOND PLUS PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Reorganization Agreements

The terms and conditions under which each Reorganization would be completed are contained in the applicable Reorganization Agreement. The following is a summary of the Reorganization Agreements. For additional information, please refer to the copies of the forms of the Reorganization Agreements, which are attached to this Combined Proxy Statement/Prospectus as Appendix A.

Each Reorganization will involve an Acquiring Portfolio acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of all of the Acquired Portfolio’s liabilities. Each Reorganization Agreement further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in its Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders). The account for each shareholder that holds Class IA shares of an Acquired Portfolio shall be credited with the number of full and fractional Class IA shares or Class A shares, as applicable, of the corresponding Acquiring Portfolio due that shareholder; the account for each shareholder that holds Class IB shares of an Acquired Portfolio shall be credited with the number of full and fractional Class IB shares or Class B shares, as applicable, of the corresponding Acquiring Portfolio due that shareholder; and the account for each shareholder that holds Class K shares of an Acquired Portfolio shall be credited with the number of full and fractional Class K shares of the corresponding Acquiring Portfolio due that shareholder. The number of full and fractional Acquiring Portfolio Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trusts’ normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Portfolio Shares the shareholder holds at that time. After that distribution to an Acquired Portfolio’s shareholders, EQ Trust, on behalf of the Acquired Portfolio, will take all necessary steps under its Declaration of Trust, and Delaware and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board of a Portfolio involved in a Reorganization may terminate or delay the Reorganization Agreement with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the applicable Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The consummation of each Reorganization also is subject to various conditions, including approval of the Reorganization by the applicable Acquired Portfolio’s shareholders, completion of all filings with and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on its Closing Date.

The Board of each Acquired Portfolio, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) of EQ Trust, has determined, with respect to each Acquired Portfolio, that the interests of the Acquired Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Portfolio. Similarly, the respective Board of each Acquiring Portfolio, including the Independent Trustees of the respective Trust, has determined, with respect to each Acquiring Portfolio, that the interests of the Acquiring Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquiring Portfolio.

The Acquired Portfolio involved in a Reorganization will bear the expenses of the Reorganization described in this Combined Proxy Statement/Prospectus. However, EIM will pay expenses of each Reorganization that exceed an Acquired Portfolio’s expense limitation set forth in its expense limitation arrangement.

Approval of the Reorganization Agreement with respect to an Acquired Portfolio will require a majority vote of that Acquired Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If a Reorganization Agreement is not approved by an Acquired Portfolio’s shareholders or a Reorganization is not consummated for any other reason, the Board of the Acquired Portfolio will consider other possible courses of action. Please see “Voting Information” below for more information.

Board Considerations

At meetings of the Board of EQ Trust held on December 15-16, 2020, and March 3-4, 2021, EIM recommended that: (1) the Energy Portfolio, a series of EQ Trust, be reorganized into the Natural Resources Portfolio, also a series of EQ Trust, (2) the Franklin Balanced Portfolio, a series of EQ Trust, be reorganized into the Balanced Strategy Portfolio, also a series of EQ Trust, and (3) the Global Bond PLUS Portfolio, a series of EQ Trust, be reorganized into the Core Plus Bond Portfolio, a series of VIP Trust.

EIM noted that, in addition to regularly evaluating the performance of each portfolio of EQ Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to strengthen the fund complex’s line-up. EIM stated that it was recommending the Reorganizations to streamline and strengthen the fund complex’s line-up and to address certain other developments with respect to each Acquired Portfolio, including limited prospects for future growth and/or the failure to attract sufficient Contractholder interest and thus achieve a more sustainable asset base.

EIM noted that each Acquired Portfolio has a similar or substantially similar investment objective as its corresponding Acquiring Portfolio. EIM also noted that, while each Acquired and corresponding Acquiring Portfolio has its own set of investment strategies that differ in certain respects, the investment strategies of each Acquired and corresponding Acquiring Portfolio are similar or substantially similar, and that each Acquiring Portfolio will provide comparable exposure to the corresponding Acquired Portfolio following the proposed Reorganization, including as follows: (1) the Energy Portfolio and the Natural Resources Portfolio each provides significant exposure to the energy sector, invests (either directly or indirectly, as described above) primarily in equity securities, and may invest (either directly or indirectly) in securities of domestic and foreign issuers; (2) the Franklin Balanced Portfolio and the Balanced Strategy Portfolio each provides diversified exposure (either directly or indirectly, as described above) to both equity and debt securities, with the Franklin Balanced Portfolio normally investing at least 25% of its net assets in equity securities and at least 25% of its net assets in debt securities, and the Balanced Strategy Portfolio investing (indirectly, through investments in Underlying Portfolios) approximately 50% of its assets in equity securities and approximately 50% of its assets in debt securities, and the Franklin Balanced Portfolio may utilize futures and options to manage equity exposure, whereas the Balanced Strategy Portfolio may invest in Underlying Portfolios that employ derivatives, including futures contracts, to manage equity exposure; and (3) the Global Bond PLUS Portfolio and the Core Plus Bond Portfolio each normally invests at least 80% of its net assets in debt securities, invests primarily in investment grade debt securities, may invest in domestic and foreign securities, including emerging market securities, and may invest in derivatives, including futures and options contracts. EIM noted that, given each Acquired Portfolio’s failure to attract sufficient Contractholder interest as well as limited prospects for future growth, EIM believes that it would be appropriate to reorganize each Acquired Portfolio into its corresponding Acquiring Portfolio. EIM also noted that it believes the Reorganizations would be beneficial to the Contractholders invested in the Acquired Portfolios because the Reorganizations would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue a similar or substantially similar investment objective in the context of a larger fund with better growth prospects and the same or lower expenses.

In determining whether to approve the Reorganization Plan with respect to each Acquired Portfolio and recommend its approval to shareholders, the Board of EQ Trust, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of each Reorganization to shareholders, including, for shareholders of the Franklin Balanced Portfolio, estimated lower total net annual operating expenses for the fiscal year following the Reorganization of the Franklin Balanced Portfolio into the Balanced Strategy Portfolio and, for each Acquired Portfolio, greater potential to increase assets and thereby realize economies of scale in the Portfolio’s expenses and portfolio management fees as a result of asset growth; (2) a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s investment objectives, policies (including fundamental investment policies), strategies, and risks; (3) the experience and qualifications of the Adviser, any sub-adviser(s), and key personnel managing each Acquiring Portfolio; (4) the effect of the respective Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder fees and services, including a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s advisory fee and administration fee; (5) the relative historical performance records of each Acquired Portfolio and its corresponding Acquiring Portfolio; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (8) any fees or expenses that will be borne directly or indirectly by an Acquired Portfolio in connection with its respective Reorganization, including any costs to an Acquired Portfolio in repositioning its portfolio in anticipation of, or as a result of, its respective Reorganization; (9) the terms and conditions of the Reorganization Plan and whether a Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganizations to other persons, including EIM and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to EIM and its Affiliates,” and (11) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, the Independent Trustees requested, and EIM provided to the Board, information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Acquired Portfolio’s participation in its respective Reorganization is in its best interests and that the interests of existing shareholders of the Acquired Portfolios would not be diluted as a result of the Reorganizations. The Board’s conclusion was based on a number of factors, including the following:

•

The Reorganizations will permit shareholders invested in each Acquired Portfolio to allocate amounts to a larger combined Portfolio that pursues a similar or substantially similar investment objective, provides comparable exposure to similar or substantially similar asset classes and/or strategies, and has better prospects for attracting additional assets and realizing a lower total annual operating expense ratio (including acquired fund fees and expenses) than the relevant Acquired Portfolio.

•

The total net annual operating expense ratios for the Class IA, Class A, Class IB, Class B or Class K shares, as applicable, of an Acquiring Portfolio are expected to be the same as, or lower than, those of the corresponding classes of shares of the corresponding Acquired Portfolio for the last fiscal year (restated to reflect current fees).

•

Each Portfolio is subject to an expense limitation agreement that is in effect until April 30, 2022, and in each case the agreed upon expense limitation for the Acquiring Portfolio’s Class IA, Class A, Class IB, Class B or Class K shares, as applicable, is the same as that for the corresponding Acquired Portfolio’s corresponding classes of shares.

•	Following the Reorganizations, EIM will continue to serve as the investment adviser and administrator of each Acquiring Portfolio.

•

As a result of each Reorganization, each shareholder of an Acquired Portfolio would hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the “Summary” above) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were held by the shareholder as of the Closing Date.

•

Each Reorganization will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with each Trust’s normal valuation procedures, which are identical for all of the Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•

The Reorganizations are not expected to have any adverse tax results to Contractholders, as discussed below in the section entitled “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations.”

•	Each Portfolio has identical purchase and redemption procedures, distribution procedures, and exchange rights.

•

The Board’s consideration of potential conflicts of interest of EIM in proposing the Reorganizations, as discussed below in the section entitled “Potential Benefits of the Reorganizations to EIM and its Affiliates.”

•

The Acquired Portfolio involved in each Reorganization will bear the expenses of the Reorganization. However, EIM will reimburse an Acquired Portfolio for expenses of a Reorganization that exceed the Acquired Portfolio’s expense limitation set forth in its expense limitation agreement.

On the basis of the information provided to it and its evaluation of that information, the Board of EQ Trust, including the Independent Trustees, voted unanimously to approve each Reorganization Plan and to recommend that the shareholders of each Acquired Portfolio also approve, respectively, the Reorganization Plan.

Potential Benefits of the Reorganizations to EIM and its Affiliates

EIM may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to EIM by an Acquiring Portfolio may be higher than the profits derived from the fees paid by the corresponding Acquired Portfolio. EIM may further benefit to the extent a Reorganization would eliminate or reduce EIM’s obligations under an expense limitation arrangement currently in effect for an Acquired Portfolio by reorganizing the Acquired Portfolio into a corresponding Acquiring Portfolio which is operating below its expense limitation or has a lower total expense ratio. In addition, in certain cases, EIM owns a significant amount of shares of the Acquired or Acquiring Portfolios representing investment of seed money by EIM to facilitate the operations of an Acquired or Acquiring Portfolio. A Reorganization may increase the size of a Portfolio such that EIM could redeem shares that it holds in a Portfolio representing such seed money investments. Redeeming seed money from an Acquired or Acquiring Portfolio may enable EIM to reduce its costs associated with providing seed capital and/or use the proceeds to provide seed money for other funds and products that it manages or is developing or realize other benefits. Furthermore, EIM is expected to experience and benefit from a number of efficiencies associated with the streamlining of the fund family. In considering whether to approve the proposed Reorganizations, the Board recognized these potential benefits to and conflicts of interest of EIM and its affiliates and concluded that the potential benefits of the proposed Reorganizations, including achieving the same or lower total operating expenses with improved prospects for attracting additional assets and lowering expenses, supported a decision to approve the Reorganizations.

Descriptions of Risk Factors

A Portfolio’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Strategies and Risk Factors.” For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). The Energy Portfolio is also subject to the risks associated with the Underlying ETFs’ investments, and the Balanced Strategy Portfolio is also subject to the risks associated with the Underlying Portfolios’ investments; please see the “Information Regarding the Underlying Portfolios and Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Natural Resources Portfolio		Energy Portfolio
Commodity Risk			X
Derivatives Risk	X
Energy Sector Risk	X	*	X	*
Equity Risk	X		X	*
ETFs Risk/Risks Related to Investments in Underlying ETFs	X		X	*
Foreign Securities Risk	X	*	X	*
Currency Risk	X		X
Emerging Markets Risk	X		X
Index Strategy Risk	X	*
Large-Cap Company Risk			X
Large Shareholder Risk	X
Liquidity Risk	X
Market Risk	X		X
Mid-Cap, Small-Cap and Micro-Cap Company Risk			X	*
Natural Resources Sector Risk	X	*	X
Non-Diversified Portfolio Risk	X	*
Oil and Gas Sector Risk			X
Portfolio Management Risk	X		X
Sector Risk	X		X
Securities Lending Risk	X		X

Risks	Balanced Strategy Portfolio		Franklin Balanced Portfolio
Affiliated Portfolio Risk	X
Asset Allocation Risk	X
Cash Management Risk			X
Convertible Securities Risk			X
Credit Risk	X	*	X
Derivatives Risk	X		X	*
Distressed Companies Risk			X
Equity Risk	X	*	X
ETFs Risk	X
Foreign Securities Risk	X		X
Currency Risk			X
Emerging Markets Risk			X
Futures Contract Risk	X		X	*
Government Securities Risk			X	*
Index Strategy Risk			X	*
Interest Rate Risk	X	*	X
Investment Grade Securities Risk	X		X	*
Large-Cap Company Risk	X		X
Large Shareholder Risk			X
Leveraging Risk			X	*
Liquidity Risk			X
Market Risk	X		X
Mid-Cap and Small-Cap Company Risk	X
Mortgage-Related and Other Asset-Backed Securities Risk	X		X
Multiple Sub-Adviser Risk			X
Non-Investment Grade Securities Risk	X		X
Portfolio Management Risk	X		X
Prepayment Risk and Extension Risk	X

Risks	Balanced Strategy Portfolio		Franklin Balanced Portfolio
Redemption Risk	X		X
Risks Related to Investments in Underlying Portfolios	X	*
Sector Risk			X	*
Securities Lending Risk			X
Short Position Risk			X	*
Volatility Management Risk	X	*	X	*
Zero Coupon and Pay-in-Kind Securities Risk			X

Risks	Core Plus Bond Portfolio		Global Bond PLUS Portfolio
Cash Management Risk	X
Collateralized Loan Obligations Risk	X
Convertible Securities Risk	X
Credit Risk	X	*	X
Derivatives Risk	X		X
Dollar Roll and Sale-Buyback Transactions Risk	X
ETFs Risk			X
Foreign Securities Risk	X	*	X	*
Currency Risk	X	*	X	*
Emerging Markets Risk	X	*	X	*
European Economic Risk	X	*	X	*
Futures Contract Risk	X
Government Securities Risk	X		X
Hedging Risk	X
Index Strategy Risk			X	*
Inflation-Indexed Bonds Risk	X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X	*
Large Shareholder Risk			X
Leveraging Risk	X		X
Liquidity Risk	X		X
Loan Risk	X
Market Risk	X		X
Mortgage-Related and Other Asset-Backed Securities Risk	X	*	X
Multiple Sub-Adviser Risk	X		X
Newly Restructured Portfolio Risk	X
Non-Investment Grade Securities Risk	X	*
Portfolio Management Risk	X		X
Portfolio Turnover Risk	X
Preferred Stock Risk	X
Prepayment Risk and Extension Risk	X		X
Privately Placed and Other Restricted Securities Risk	X
Redemption Risk	X		X
Sector Risk	X
Securities Lending Risk			X
Variable and Floating Rate Securities Risk	X
When-Issued and Delayed Delivery Securities and Forward Commitments Risk	X
Zero Coupon and Pay-in-Kind Securities Risk	X

Affiliated Portfolio Risk:    The Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the revenue it receives from some of the Underlying Portfolios is higher than the revenue it receives from other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, an affiliate is responsible for sub-advising, the Underlying Portfolios. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.

Asset Allocation Risk:    The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations or the securities markets generally over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, the Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure, and for other portfolio management purposes. As such, the Portfolio may maintain cash balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect the Portfolio’s performance due to missed investment opportunities and may also subject the Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations.

Collateralized Loan Obligations Risk:    Collateralized loan obligations (“CLOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CLO also depend in part on the quality and type of the collateral and the class or “tranche” of the CLO in which the Portfolio invests. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under the Portfolio’s liquidity policies. CLOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that the Portfolio may invest in CLOs that are subordinate to other classes; and (d) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to the Portfolio.

Commodity Risk:    Exposure to the commodity markets may subject the Portfolio to greater volatility than investments in traditional securities, and changes in those markets may cause the Portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. The prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease, and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

Convertible Securities Risk:    A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Credit Risk:    The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments, or otherwise honor its obligations, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Derivatives Risk:    The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation. Derivatives can be difficult to value, and valuation may be more difficult in times of market turmoil. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Distressed Companies Risk:    Debt obligations of distressed companies typically are unrated, lower-rated or close to default. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility, and it may be difficult to value such securities. The Portfolio may lose a substantial portion or all of its investment in such securities. If the issuer of a security held by the Portfolio defaults, the Portfolio may experience a significant or complete loss on the security. Securities tend to lose much of their value before the issuer defaults.

Dollar Roll and Sale-Buyback Transactions Risk:    Dollar roll and sale-buyback transactions may increase the Portfolio’s volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

Energy Sector Risk:    The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the coronavirus disease (COVID-19) pandemic as well as price competition among key oil-producing countries. The energy markets may continue to experience stress and relatively high volatility for a prolonged period. In addition, the energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector may fluctuate widely and could be adversely affected by, among other factors, the levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment, labor relations, and the economic growth and stability of the key energy-consuming countries. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife, natural disasters or other catastrophes. Any of these factors could result in a material adverse impact on the Portfolio’s securities and the performance of the Portfolio.

Equity Risk:    In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

ETFs Risk:    The Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, or other political or economic actions, also may adversely impact security values. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.

Currency Risk:    Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.

Emerging Markets Risk:    Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets. The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company.

European Economic Risk:    The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. The United Kingdom (“UK”) left the EU on January 31, 2020, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. The agreement governs the new relationship between the UK and the EU with respect to trading goods and services, but significant aspects of the relationship remain unsettled and subject to further negotiation and agreement. The political, regulatory, economic, and market consequences of Brexit are uncertain, and the ultimate ramifications may not be known for some time. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity, which could adversely affect the value of the Portfolio’s investments. Any further withdrawals from the EU could cause additional market disruption globally.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Government Securities Risk:    Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.

Hedging Risk:    If the Portfolio takes a hedging position (such as long or short positions) in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result insignificant losses for the Portfolio.

Index Strategy Risk:    The Portfolio (or a portion thereof) employs an index strategy and generally will not modify its index strategy to respond to changes in market trends or the economy, which means that the Portfolio may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track the relevant index, the Portfolio may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index strategy will match that of the relevant index. To the extent the Portfolio utilizes a representative sampling approach, it may experience tracking error to a greater extent than if the Portfolio sought to replicate the index.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.

Interest Rate Risk:    Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Very low or negative interest rates may magnify interest rate risk. A significant or rapid rise in interest rates also could result in losses to the Portfolio.

Investment Grade Securities Risk:    Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large Shareholder Risk:    A significant percentage of a Portfolio’s shares may be owned or controlled by the Adviser and its affiliates or other large shareholders, including primarily insurance company separate accounts. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution and other transactions by affiliates of the Adviser. These inflows and outflows may be frequent and could negatively affect a Portfolio’s net asset value and performance, and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for a Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect a Portfolio’s ability to meet shareholder redemption requests or could limit a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser or its affiliates also may be subject to conflicts of interest in selecting shares of Portfolios for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could increase a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause a Portfolio’s actual expenses to increase, or could result in a Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Portfolio’s expense ratio.

Leveraging Risk:    When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.

Liquidity Risk:    From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans may not be considered “securities,” and purchasers, such as the Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Market Risk:    The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters, public health crises (such as epidemics and pandemics) and social unrest, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Adverse market conditions may not have the same impact on all types of securities. In addition, markets and market-participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    Mid-cap, small-cap and micro-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap and micro-cap companies than for mid-cap companies.

Mortgage-Related and Other Asset-Backed Securities Risk:    Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Multiple Sub-Adviser Risk:    To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

Natural Resources Sector Risk:    The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. Any of these factors could result in a material adverse impact on the Portfolio’s securities and the performance of the Portfolio.

Non-Diversified Portfolio Risk:    The Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Portfolio’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Non-Investment Grade Securities Risk:    Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd. or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

Oil and Gas Sector Risk:    The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Portfolio’s securities and the performance of the Portfolio.

Portfolio Management Risk:    The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.

Preferred Stock Risk:    Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

Prepayment Risk and Extension Risk:    Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.

Privately Placed and Other Restricted Securities Risk:    Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Difficulty in selling securities may result in a loss or be costly to the Portfolio. The risk that securities may not be sold for the price at which the Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Portfolio’s net asset value.

Redemption Risk:    The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. In addition, significant securities market disruptions related to the coronavirus disease (COVID-19) pandemic have led to dislocation in the market for a variety of fixed income securities (including, without limitation, commercial paper, corporate debt securities, certificates of deposit, asset-backed debt securities and municipal obligations), which has decreased liquidity and sharply reduced returns in certain cases. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risks Related to Investments in Underlying ETFs:    The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying ETFs, as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

Risks Related to Investments in Underlying Portfolios:    The Portfolio’s shareholders will indirectly bear fees and expenses paid by the Underlying Portfolios in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying

Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.

Sector Risk (Energy Portfolio and Natural Resources Portfolio):    To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Sector Risk (Core Plus Bond Portfolio and Franklin Balanced Portfolio):    From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk:    The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Portfolio will be responsible for the risks associated with the investment of cash collateral and may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. Securities lending may introduce leverage into the Portfolio. In addition, delays may occur in the recovery of loaned securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Short Position Risk:    The Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). The Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, particularly in cases where the Portfolio is unable, for whatever reason, to close out its short position, because the Portfolio may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. In addition, by investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, in that it amplifies changes in the Portfolio’s net asset value because it increases the Portfolio’s exposure to the market and may increase losses and the volatility of returns. Market or other factors may prevent the Portfolio from closing out a short position at the most desirable time or at a favorable price.

Variable and Floating Rate Securities Risk:    The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities may be subject to greater liquidity risk than other debt securities.

Volatility Management Risk (Balanced Strategy Portfolio):    The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make short-term adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.

The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.

Any one or more of these factors may prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.

Volatility Management Risk (Franklin Balanced Portfolio):    The Adviser from time to time may employ various volatility management techniques or make short-term adjustments to the Portfolio’s asset mix (such as by using ETFs or futures and options to manage equity exposure) in managing the Portfolio. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when the Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.

The result of the Portfolio’s volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of the Portfolio’s volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser uses proprietary modeling tools to implement the Portfolio’s volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose the Portfolio to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose the Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments.

Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit the Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in the Portfolio, may result in underperformance by the Portfolio. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk:    When-issued and delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will decline in value prior to its delivery. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk:    A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Federal Income Tax Consequences of the Reorganizations

Taxable Reorganizations. It is anticipated that the Reorganization of the Energy Portfolio into the Natural Resources Portfolio, and the Reorganization of the Franklin Balanced Portfolio into the Balanced Strategy Portfolio will not qualify, for federal income tax purposes, as tax-free reorganizations, and each such Reorganization will be treated as a taxable transaction. As a result, gain or loss will be recognized by each of those Acquired Portfolios on the transfer of its assets to the corresponding Acquiring Portfolio (or, in the cases of certain of those Acquired Portfolios, on the disposition of its securities holdings) and by its shareholders, but no gain or loss will be recognized by the Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in shares of those Acquired Portfolios. In addition, pursuant to each such Reorganization, (1) each such shareholder’s (a) adjusted basis for federal income tax purposes (“basis”) in the Acquiring Portfolio Shares it receives in the Reorganization will be the fair market value thereof at the time the Reorganization is consummated (“Effective Time”) and (b) holding period for those Acquiring Portfolio Shares will begin on the following day, and (2) the Acquiring Portfolio’s (a) basis in the Transferred Assets it receives will be the fair market value thereof at the Effective Time and (b) holding period for those Transferred Assets will begin on the following day.

Tax-Free Reorganization. The Reorganization of the Global Bond PLUS Portfolio into the Core Plus Bond Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. As a condition to consummation of the Reorganization, the Trusts will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that — based on the facts and assumptions stated therein and conditioned on certain representations of the Trusts being true and complete at the Effective Time and consummation of the Reorganization in accordance with the applicable Reorganization Agreement (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Counsel has not approved) — for federal income tax purposes:

(1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

(2) neither Portfolio will recognize any gain or loss on the Reorganization;

(3) an Acquired Portfolio shareholder will not recognize any gain or loss on the exchange of its Acquired Portfolio Shares for Acquiring Portfolio Shares;

(4) an Acquired Portfolio shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Acquired Portfolio Shares, provided the shareholder holds the latter as capital assets at the Effective Time; and

(5) the Acquiring Portfolio’s basis in each Transferred Asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios participating therein or the participating Acquired Portfolio’s shareholders with respect to any Transferred Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

As a result of a tax-free Reorganization, the participating Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of the latter’s accumulated capital loss carryovers that the former may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. An Acquiring Portfolio in a tax-free Reorganization may carry over to (and use in, subject to the sections 382/383 limitation) subsequent taxable years capital losses the corresponding Acquired Portfolio incurred, including any net capital loss that Acquired Portfolio sustains during its taxable year ending at the Effective Time and any net unrealized built-in loss that Acquired Portfolio has on that date, for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

In general, the sections 382/383 limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value of the corresponding Acquired Portfolio as of the Effective Time multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (“Service”) each month, 1.22% as of March 2021) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of the Effective Time that it recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Effective Time (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of that net asset value or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Effective Time and for any subsequent short taxable year.

In a taxable Reorganization, an Acquiring Portfolio does not succeed to any of the tax attributes of the corresponding Acquired Portfolio.

Both Types of Reorganizations. Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares will not recognize any gain or loss as a result of the Reorganizations, whether such Reorganizations are taxable or tax-free. If an Acquired Portfolio sells securities before its Reorganization, it may recognize gains or losses (which losses could be significant) on those sales. Any net gains recognized on those sales would increase the amount of any distribution the Acquired Portfolio must make to its shareholders before consummating its Reorganization.

The Trusts have not sought a tax ruling from the Service but instead are acting in reliance on the opinion of Counsel discussed above. That opinion is not binding on the Service or the courts and does not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

Description of the Securities to Be Issued

As shown in the “Summary” above, the shareholders of each Acquired Portfolio will receive Class IA, Class A, Class IB, Class B, or Class K shares, as applicable, of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Reorganization Agreement. Each such share will be fully paid and non-assessable by the applicable Trust when issued and will have no preemptive or conversion rights.

Among the Acquiring Portfolios, the Balanced Strategy Portfolio and Natural Resources Portfolio are series EQ Trust, and the Core Plus Bond Portfolio is a series of VIP Trust. Among the Acquiring Portfolios’ shares, the Balanced Strategy Portfolio has three classes of shares, designated Class IA, Class IB, and Class K shares, the Natural Resources Portfolio has two classes of shares, designated Class IB and Class K shares, and the Core Plus Bond Portfolio has three classes of shares, designated Class A, Class B, and Class K shares. The Class K shares of the Balanced Strategy Portfolio are not subject to the Reorganization.

Each Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class IA, Class A, Class IB, and Class B shares, as applicable, of the Acquiring Portfolios. The maximum distribution and/or service (12b-1) fee for an Acquiring Portfolio’s Class IA, Class A, Class IB, and Class B shares, as applicable, is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. Because these distribution/service fees are paid out of an Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Each Trust is organized as a Delaware statutory trust. As such, each Trust’s operations are governed by its Declaration of Trust and By-laws and applicable Delaware law. The operations of each Trust are also subject to the provisions of the 1940 Act and the rules and regulations thereunder. While EQ Trust and VIP Trust are governed by different organizational documents, including separate Declarations of Trust, the rights of shareholders of EQ Trust portfolios (e.g., Global Bond Portfolio) are substantially similar to the rights of shareholders of VIP Trust portfolios (e.g., Core Plus Bond Portfolio). Each Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or its portfolios (e.g., a Portfolio) and provides for indemnification from the portfolio’s property for all losses and expenses of any portfolio shareholder held personally liable for the obligations of the portfolio. Each Trust’s Declaration of Trust provides that the Board may establish portfolios and classes in addition to those currently established and that the Board may determine, in its sole discretion, the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the portfolios and classes. Under each Trust’s Declaration of Trust, the share of each class of a portfolio represents an identical interest in the portfolio’s investment portfolio and has the same rights, privileges and preferences. Each Declaration of Trust provides that a class may differ, however, with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege and/or conversion features, if any. Under each Declaration of Trust, each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the portfolio. Further, shareholder voting rights under each Declaration of Trust are substantially the same. Each Declaration of Trust provides for shareholder voting as required by the 1940 Act or other applicable laws, but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. Under each Declaration of Trust, shareholders of a portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Each Declaration of Trust provides that shares of a portfolio will be voted in the aggregate, except when a separate vote of the portfolio is required by law or when a matter involves the termination of the portfolio or any other action that the Board has determined will affect only the interests of one or more portfolio or class. Each Declaration of Trust does not provide for annual meetings of the Trust. Each Declaration of Trust provides that any Trustee may be removed at any meeting of shareholders by a vote of at least two-thirds of the outstanding shares of the Trust. Each Declaration of Trust further provides for shareholder voting with respect to the election or removal of Trustees, amendments to the Declaration of Trust affecting shareholder voting rights, and with respect to such additional matters relating to the Trust as may be required by applicable law, the governing documents, or as the Trustees may consider necessary or desirable.

The primary differences between the Trusts’ Declarations of Trust include the following. The EQ Trust Declaration of Trust includes provisions limiting the scope of the Trustees’ fiduciary duties to the Trust, series or shareholders to those imposed by applicable federal law and those included in the Declaration of Trust. The VIP Trust Declaration of Trust does not include this limitation. The EQ Trust Declaration of Trust also states that ownership of shares shall not entitle the shareholders to any rights under any contract or agreement entered into by the Trust or any series, including, without limitation, any third-party beneficiary rights, privileges, claims or remedies. In addition, the EQ Trust Declaration of Trust provides that, prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The EQ Trust Declaration of Trust details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the EQ Trust Declaration of Trust. The EQ Trust Declaration of Trust also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders representing, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, at least 5% of all shares issued or outstanding, or of the portfolios or classes to which such action relates if it does not relate to all portfolios and classes. The EQ Trust Declaration of Trust also provides that no shareholder may bring a direct action claiming injury as a shareholder of any portfolio or class thereof unless the shareholder has suffered an injury distinct from that suffered by shareholders of the portfolio or class, generally. A shareholder bringing a direct claim must be a shareholder of the portfolio or class against which the direct action is brought at the time of the injury complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The EQ Trust Declaration of Trust further requires that direct or derivative actions by shareholders against the Trust be brought only in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law. The VIP Trust Declaration of Trust does not include any corresponding provisions relating to derivative actions. In addition, the VIP Trust Declaration of Trust precludes the Trustees from making any changes to outstanding shares that would be materially adverse to shareholders. The EQ Trust Declaration of Trust does not include this limitation.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Management of EQ Trust and VIP Trust

This section provides information about the Trusts, the Adviser, and the Sub-Advisers for the Portfolios involved in the Reorganizations.

EQ Trust

EQ Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. EQ Trust’s Board is responsible for the overall management of EQ Trust and its portfolios. EQ Trust issues shares of beneficial interest that are currently divided among one hundred and three (103) Portfolios, fifty (50) of which are authorized to issue Class IA, Class IB and Class K shares, forty-nine (49) of which are authorized to issue Class IB and Class K shares, and four (4) of which are authorized to issue Class K shares. This Combined Proxy Statement/Prospectus describes the Class IA, Class IB and Class K shares of the Global Bond PLUS Portfolio, the Class IA and Class IB shares of the Balanced Strategy Portfolio and Franklin Balanced Portfolio, and the Class IB and Class K shares of the Energy Portfolio and Natural Resources Portfolio.

VIP Trust

VIP Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. VIP Trust’s Board is responsible for the overall management of VIP Trust and its portfolios. VIP Trust issues shares of beneficial interest that are currently divided among eleven (11) Portfolios, eight (8) of which are authorized to issue Class A, Class B and Class K shares, and three (3) of which are authorized to issue Class B and Class K shares. This Combined Proxy Statement/Prospectus describes the Class A, Class B and Class K shares of the Core Plus Bond Portfolio.

The Adviser

EIM, 1290 Avenue of the Americas, New York, New York 10104, is the Adviser to each Acquired Portfolio and each Acquiring Portfolio. EIM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. EIM also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and serves as a CPO with respect to certain portfolios of the Trust, including the Franklin Balanced Portfolio; however, EIM currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each other Acquired Portfolio and Acquiring Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. EIM is a wholly owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”). Equitable Financial is an indirect wholly-owned subsidiary of Equitable Holdings, Inc. (“Equitable Holdings”), which is a publicly-owned company. EIM serves as the investment adviser to mutual funds and other pooled investment vehicles and had approximately $125 billion in assets under management as of December 31, 2020. The Adviser has a variety of responsibilities for the general management and administration of the Trusts and their portfolios, including the Acquired Portfolios and the Acquiring Portfolios.

The Adviser provides or oversees the provision of all investment advisory, portfolio management, and administrative services to a Portfolio. The Adviser has supervisory responsibility for the management and investment of a Portfolio’s assets and develops the investment objectives and investment policies for a Portfolio. The Adviser also has full discretion to make all determinations with respect to the investment of a Portfolio’s assets that are not then managed by a Sub-Adviser. As further discussed below, the Adviser’s management responsibilities include the selection and monitoring of Sub-Advisers.

With respect to the Balanced Strategy Portfolio, in addition to its managerial responsibilities, the Adviser is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the applicable Board. Within the asset allocation range for the Balanced Strategy Portfolio, the Adviser will periodically establish specific percentage targets for each asset class and identify the specific Underlying Portfolios to be held by the Portfolio, including the portion of the Portfolio’s assets to invest in the volatility management strategy. Percentage targets are established and Underlying Portfolios are identified using the Adviser’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes and Underlying Portfolios, as well as the Adviser’s outlook for the economy and financial markets. The Adviser also will rebalance the Balanced Strategy Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its asset allocation range.

With respect to the Energy Portfolio, in addition to its managerial responsibilities, the Adviser is responsible for determining the strategic asset allocation for the Portfolio and the selection of Underlying ETFs in which the Portfolio invests. The Adviser will make these determinations and engage in periodic rebalancing of the Energy Portfolio’s investments.

With respect to the Franklin Balanced Portfolio and Global Bond PLUS Portfolio, in addition to its managerial responsibilities, the Adviser is responsible for determining the allocation of assets between actively and passively managed portions of the Portfolios, developing and overseeing the proprietary research model used to manage the portions of the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the applicable Board. With respect to the Franklin Balanced Portfolio, the Adviser also is responsible for developing and overseeing the proprietary research model used to manage the Portfolio’s equity exposure. In addition, the Adviser is responsible for the Global Bond PLUS Portfolio’s investments in ETFs.

The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the applicable Trust’s Board.

The Adviser selects Sub-Advisers to manage a sub-advised Portfolio’s assets by utilizing a due diligence process covering a number of key factors which include, but are not limited to, the Sub-Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Sub-Advisers (if any) retained for other allocated portions of the Portfolio.

The Adviser plays an active role in monitoring a Portfolio (or portion thereof) and Sub-Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Adviser also monitors each Sub-Adviser’s portfolio management team to determine whether its investment activities remain consistent with a Portfolio’s (or portion thereof) investment style and objectives. Beyond performance analysis, the Adviser monitors significant changes that may impact a Sub-Adviser’s overall business. The Adviser monitors continuity in each Sub-Adviser’s operations and changes in investment personnel and senior management. The Adviser performs due diligence reviews with each Sub-Adviser no less frequently than annually.

The Adviser obtains detailed, comprehensive information concerning Portfolio and Sub-Adviser performance and Portfolio operations that is used to supervise and monitor a Sub-Adviser and Portfolio operations. The Adviser has a dedicated team responsible for conducting ongoing investment reviews with each Sub-Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Adviser selects Sub-Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Adviser may hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the applicable Trust’s Board. The Adviser also may allocate a Portfolio’s assets to additional Sub-Advisers subject to the approval of the applicable Trust’s Board and has discretion to allocate a Portfolio’s assets among a Portfolio’s current Sub-Advisers. The Adviser recommends Sub-Advisers for a Portfolio to the applicable Trust’s Board based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Adviser does not expect to recommend frequent changes of Sub-Advisers.

If the Adviser hires, terminates or replaces a Sub-Adviser to a Portfolio or adjusts the asset allocation among Sub-Advisers in a Portfolio the affected Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Sub-Adviser(s). A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions may be implemented before or after the effective date of the new Sub-Adviser’s appointment as a sub-adviser to the Portfolio, and may be completed in several days to several weeks, depending on the particular circumstances of the transition. In addition, as described in “Comparative Performance Information” above, the past performance of a Portfolio is not an indication of future performance. This may be particularly true for any Portfolio that has undergone Sub-Adviser changes and/or changes to its investment objectives or policies (such as the Core Plus Bond Portfolio).

The Adviser has been granted relief by the SEC to hire, terminate and replace Sub-Advisers of the Portfolios and the Underlying Portfolios and to amend sub-advisory agreements without obtaining shareholder approval, subject to the approval of the applicable Trust’s Board. In addition, the Adviser has the ability to allocate a Portfolio’s or Underlying Portfolio’s assets to additional Sub-Advisers, subject to approval of the applicable Trust’s Board. The Adviser also has discretion to allocate a Portfolio’s or an Underlying Portfolio’s assets among its current Sub-Advisers. If a new Sub-Adviser is retained for a Portfolio or an Underlying Portfolio, the shareholders of the Portfolio or Underlying Portfolio would receive notice of such action. However, the Adviser may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”), such as AllianceBernstein L.P., unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Portfolio’s or Underlying Portfolio’s shareholders. The Adviser has the ability to hire Sub-Advisers to provide research, stock selection, and trading services for the Energy Portfolio and Balanced Strategy Portfolio, although these Portfolios do not currently have Sub-Advisers.

An amendment to an advisory agreement between EIM and the applicable Trust that would result in an increase in the advisory fee rate specified in that agreement (i.e., the aggregate advisory fee) charged to a Portfolio will also be submitted to shareholders for approval.

A committee of EIM investment personnel is primarily responsible for (i) selecting, monitoring and overseeing the Sub-Adviser(s) for the Core Plus Bond Portfolio, Franklin Balanced Portfolio, Global Bond PLUS Portfolio, and Natural Resources Portfolio; (ii) determining the allocation of assets between the actively and passively managed portions of and developing and overseeing the proprietary modeling tools used to manage the portions of the Franklin Balanced Portfolio and Global Bond PLUS Portfolio and ensuring that asset allocations are consistent with the guidelines that have been approved by the applicable Trust’s Board; (iii) developing and overseeing the proprietary modeling tools used to manage the equity exposure for the Franklin Balanced Portfolio; (iv) managing the ETF Allocated Portion of and the modeling tools used to manage the ETF Allocated Portion of the Global Bond PLUS Portfolio; and (v) the day-to-day management of the Balanced Strategy Portfolio and Energy Portfolio. The committee members also perform other duties for portfolios not described in this Combined Proxy Statement/Prospectus.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Executive Vice President and Chief Investment Officer of EIM since June 2012 and as Managing Director of Equitable Financial since September 2011. He was Senior Vice President of EIM from May 2011 to June 2012 and a Vice President of Equitable Financial from February 2001 to August 2011. Since 2003, Mr. Kozlowski has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by EIM.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of EIM since June 2012 and as Lead Director of Equitable Financial since February 2007. He served as Vice President of EIM from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of Equitable Financial.

Xavier Poutas, CFA® has served as an Assistant Portfolio Manager of EIM since May 2011, as a Vice President of EIM since June 2016, and as Lead Director of Equitable Financial since October 2018. From October 2013 to September 2018 he was a Senior Director, and from November 2008 to September 2013 he was a Director, of Equitable Financial. He joined EIM in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for the funds of funds managed by EIM.

Miao Hu, CFA® has served as an Assistant Portfolio Manager of EIM since May 2016 and as a Vice President of EIM since June 2016. She has served as a Director of Portfolio Analytics of EIM since December 2014. She joined Equitable Financial as a Lead Manager in November 2013.

Kevin McCarthy has served as an Assistant Portfolio Manager of EIM and as a Director of Equitable Financial since December 2018. He served as a Lead Manager of Equitable Financial from August 2015 to November 2018. He is manager of the asset allocation strategy for funds of funds managed by EIM. Prior to joining Equitable Financial, he was a Senior Quantitative Analyst at Aviva Investors from October 2013 to August 2015.

The committee includes Messrs. Kozlowski and Chan for the Core Plus Bond Portfolio, Global Bond PLUS Portfolio, and Natural Resources Portfolio. The committee includes Messrs. Kozlowski, Chan and Poutas and Ms. Hu for the Balanced Strategy Portfolio. The committee includes Messrs. Kozlowski, Chan, Poutas and McCarthy and Ms. Hu for the Energy Portfolio and Franklin Balanced Portfolio. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of a Portfolio is available in the Portfolios’ Statement of Additional Information.

Advisory and Administrative Fees

Each Portfolio pays a fee to EIM for management services. The table below shows the annual rate of the advisory fees (as a percentage of each Portfolio’s average daily net assets) that the Adviser received from each Portfolio in 2020 for managing the Portfolio and the rate of the advisory fees waived by the Adviser in 2020 in accordance with the provisions of the Expense Limitation Arrangement, as defined below, between the Adviser and the respective Trust with respect to each Portfolio.

	Annual Rate Received All Classes	Rate of Fees Waived and Expenses Reimbursed
Acquiring Portfolios		Class IA	Class A	Class IB	Class B	Class K
Balanced Strategy Portfolio	0.10%	0.00%	N/A	0.00%	N/A	—
Core Plus Bond Portfolio	0.46%	N/A	0.25%	N/A	0.25%	0.25%
Natural Resources Portfolio	0.50%	N/A	N/A	1.12%	N/A	1.04%

	Annual Rate Received All Classes	Rate of Fees Waived and Expenses Reimbursed
Acquired Portfolios		Class IA	Class IB	Class K
Energy Portfolio	0.50%	N/A	3.42%	2.56%
Franklin Balanced Portfolio	0.65%	0.01%	0.01%	—
Global Bond PLUS Portfolio	0.55%	0.06%	0.06%	0.06%

The following table shows the current contractual rate of the advisory fee (as a percentage of the Portfolio’s average daily net assets) payable by the Core Plus Bond Portfolio, which is subject to contractual advisory fee rates that changed effective May 1, 2020, during the last fiscal year.

Acquiring Portfolio	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Core Plus Bond Portfolio	0.600%	0.580%	0.560%	0.540%	0.530%

In the interest of limiting through April 30, 2022 (unless the Board of Trustees of the respective Trust consents to an earlier revision or termination of this arrangement) the expenses of each Acquiring Portfolio, the Adviser has entered into an expense limitation agreement with each Trust with respect to each of its respective Acquiring Portfolios (“Expense Limitation Arrangement”). Pursuant to the Expense Limitation Arrangement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of each Acquiring Portfolio so that (1) the annual operating expenses of the Natural Resources Portfolio (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below; and (2) the annual operating expenses (including acquired fund fees and expenses) of the Balanced Strategy Portfolio and Core Plus Bond Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below:

	Total Expenses Limited to (% of average daily net assets)
Acquiring Portfolios	Class IA	Class A	Class IB	Class B	Class K
Balanced Strategy Portfolio	1.05%	N/A	1.05%	N/A	—	*
Core Plus Bond Portfolio	N/A	0.95%	N/A	0.95%	0.70%
Natural Resources Portfolio**	N/A	N/A	0.90%	N/A	0.65%

*	The Class K shares of the Balanced Strategy Portfolio are subject to the Expense Limitation Arrangement, but are not subject to the Reorganization.
**	If Proposal 1 is approved, EIM has undertaken to amend the contractual expense limitation arrangement with respect to the Natural Resources Portfolio so that the annual expense limits for the Natural Resources Portfolio indicated above would include (rather than exclude) acquired fund fees and expenses through April 30, 2022.

The Expense Limitation Arrangement may be terminated by EIM at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the Acquiring Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Acquiring Portfolio’s expense cap at the time of the waiver or the Acquiring Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

In the interest of limiting through April 30, 2022 (unless the Board of Trustees of EQ Trust consents to an earlier revision or termination of this arrangement) the expenses of each Acquired Portfolio, the Adviser has entered into an expense limitation agreement with EQ Trust with respect to each of the Acquired Portfolios (“Expense Limitation Arrangement”). Pursuant to the Expense Limitation Arrangement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of each Acquired Portfolio so that (1) the annual operating expenses of the Franklin Balanced Portfolio and Global Bond PLUS Portfolio (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below; and (2) the annual operating expenses (including acquired fund fees and expenses) of the Energy Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below:

	Total Expenses Limited to (% of average daily net assets)
Acquired Portfolios	Class IA	Class IB	Class K
Energy Portfolio	N/A	0.90%	0.65%
Franklin Balanced Portfolio	1.05%	1.05%	—	*
Global Bond PLUS Portfolio	0.95%	0.95%	0.70%

*	The Class K shares of the Franklin Balanced Portfolio are subject to the Expense Limitation Arrangement, but are not subject to the Reorganization.

The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the Acquired Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Acquired Portfolio’s expense cap at the time of the waiver or the Acquired Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments made, the Acquired Portfolio will be charged such lower expenses.

The expense limitation described above for each Acquired Portfolio is the current arrangement of the Acquired Portfolio and will not continue if its Reorganization is approved. If an Acquired Portfolio is reorganized, the Adviser will forgo the recoupment of any amounts waived or reimbursed with respect to that Acquired Portfolio prior to its Reorganization.

The Adviser’s selection of Underlying Portfolios may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

Each Sub-Adviser to a Portfolio is paid by the Adviser. Changes to the sub-advisory fees may be negotiated, which could result in an increase or a decrease in the amount of the advisory fee retained by the Adviser, without shareholder approval.

A discussion of the basis for the decision by the Board of each of EQ Trust and VIP Trust to approve the investment advisory and sub-advisory agreements with respect to each Portfolio is available in each respective Trust’s Semi-Annual or Annual Report to Shareholders.

EIM also currently serves as the Administrator of the Portfolios. The administrative services provided to the Trusts by EIM include, among others, coordination of each Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and assistance with the administration of each Trust’s proxy voting policies and procedures and anti-money laundering program.

With respect to the Energy Portfolio and Natural Resources Portfolio, for administrative services, in addition to the advisory fee, each Portfolio pays EIM its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000 per Portfolio. The asset-based administration fee is equal to an annual rate of 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios (as defined in the paragraph immediately below); 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0775% thereafter.

For purposes of calculating the asset-based administration fee, the assets of the Energy Portfolio and Natural Resources Portfolio are aggregated together and with the assets of the following portfolios of EQ Trust, which are also managed by EIM: EQ/AB Short Duration Government Bond Portfolio, EQ/American Century Mid Cap Value Portfolio, EQ/Capital Group Research Portfolio, EQ/ClearBridge Large Cap Growth Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/Value Equity Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/lnternational Equity Index Portfolio, EQ/lntermediate Government Bond Portfolio, EQ/lnvesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Janus Enterprise Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/MFS Technology Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/Invesco Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/Franklin Rising Dividends Portfolio, EQ/Goldman Sachs Mid Cap Value Portfolio, EQ/Invesco Global Real Estate Portfolio, EQ/Invesco International Growth Portfolio, EQ/Wellington Energy Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, EQ/MFS International Value Portfolio, EQ/MFS Utilities Series Portfolio, EQ/T. Rowe Price Health Sciences Portfolio, EQ/Franklin Strategic Income Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio, 1290 VT Doubleline Opportunistic Bond Portfolio, 1290 VT Equity Income Portfolio, 1290 VT Real Estate Portfolio, 1290 VT Socially Responsible Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Multi-Alternative Strategies Portfolio, 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Doubleline Dynamic Allocation Portfolio and 1290 VT SmartBeta Equity Portfolio (collectively, the “Single-Advised Portfolios”).

With respect to the Balanced Strategy Portfolio, Core Plus Bond Portfolio, Franklin Balanced Portfolio and Global Bond PLUS Portfolio, for administrative services, in addition to the advisory fee, each Portfolio pays EIM its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per

Portfolio. The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios (as defined in the paragraph immediately below); 0.110% of the next $20 billion; 0.0875% of the next $20 billion; and 0.0775% thereafter.

For purposes of calculating the asset-based administration fee, the assets of the Balanced Strategy Portfolio, Core Plus Bond Portfolio, Franklin Balanced Portfolio and Global Bond PLUS Portfolio are aggregated together and with the assets of (i) the following portfolios of EQ Trust, which are also managed by EIM: EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Technology Portfolio, 1290 VT Small Cap Value Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Convertible Securities Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Legg Mason Moderate Allocation Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/Legg Mason Growth Allocation Portfolio, EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio, EQ/Aggressive Growth Strategy Portfolio, EQ/All Asset Growth Allocation Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, and EQ/International Managed Volatility Portfolio, and (ii) the following portfolios of VIP Trust, which are also managed by EIM: EQ/Aggressive Allocation Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio, and Target 2055 Allocation Portfolio (collectively, the “Aggregated Portfolios”).

The Sub-Advisers

Investments for each of the Core Plus Bond Portfolio, Franklin Balanced Portfolio, Global Bond PLUS Portfolio, and Natural Resources Portfolio are selected by its Sub-Adviser(s). The following table describes these Portfolio’s Sub-Adviser(s) and portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of a Portfolio is available in the Portfolios’ Statement of Additional Information.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience

Core Plus Bond Portfolio	AXA Investment Managers Inc. 100 West Putnam Ave, 4th Floor Greenwich, Connecticut 06830 Portfolio Managers Carl Whitbeck Robert Houle

Carl Whitbeck, CFA® is the Global Head of High Yield and US Active Fixed Income at AXA IM. Mr. Whitbeck joined AXA IM in 2002 as a US high yield analyst. Since joining AXA IM, he has served in various capacities within the US High Yield team, including research analyst, head of research as well as portfolio manager for US High Yield portfolios and several Global High Yield portfolios.

Robert Houle, CFA® is a U.S. High Yield Portfolio Manager at AXA IM. Prior to joining AXA IM in 2005 as a U.S. high yield analyst, Mr. Houle was a trader at Lehman Brothers.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience

Brandywine Global Investment Management, LLC 1735 Market Street Philadelphia, Pennsylvania 19103 Portfolio Managers Anujeet Sareen, CFA® Brian L. Kloss, JD, CPA Tracy Chen, CFA®,CAIA

Anujeet Sareen, CFA® is a portfolio manager for Brandywine Global’s global fixed income and related strategies. Prior to joining Brandywine Global in 2016, Mr. Sareen was employed at Wellington Management since 1994 where he served as a managing director of global fixed income and a global macro strategist, as well as Chair of the Currency Strategy Group.

Brian L. Kloss, JD, CPA, is a portfolio manager and head of high yield for Brandywine Global. Brian joined Brandywine Global in December 2009, bringing with him over 10 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Brian earned his J.D. from Villanova School of Law and graduated summa cum laude with B.S. in Accounting from University of Scranton. He is also a member of the New Jersey and Pennsylvania Bar and is a Pennsylvania Certified Public Accountant.

Tracy Chen, CFA®,CAIA is a portfolio manager and head of Structured Credit for Brandywine Global. Tracy is responsible for conducting credit analysis on mortgage-backed securities (MBS) with special emphasis on collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and other structured products. She also monitors and analyzes the investment merits of global corporate debt issues. She joined the firm in August 2008. Prior to joining Brandywine Global, she was with UBS Investment Bank as director of the fixed income valuation group (2006-2008), GMAC Mortgage Group as a mortgage pricing analyst (2003-2006), Deloitte Consulting as a senior corporate strategy consultant (2001-2003), and J&A Securities Ltd. in Shenzhen, China, as an international corporate finance associate (1995-1999).

Loomis, Sayles & Co. One Financial Center Boston, MA 02111 Portfolio Managers Christopher T. Harms Clifton V. Rowe, CFA® Daniel Conklin, CFA®

Christopher T. Harms is a Vice President of Loomis Sayles, portfolio manager for the Loomis Sayles fixed income group and co-head of the relative return team. He co-manages the Loomis Sayles Limited Term Government & Agency and Intermediate Duration Bond funds, in addition to the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core, Intermediate Duration and Short Duration strategies. Mr. Harms joined Loomis Sayles in 2010 and has 40 years of investment industry experience.

Clifton V. Rowe, CFA®, is a Vice President of Loomis Sayles and portfolio manager for the Loomis Sayles fixed income group and the mortgage and structured finance group. He co-manages the Loomis

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience

Sayles Limited Term Government & Agency and Intermediate Duration Bond funds, in addition to the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core, Short Duration, and Intermediate Duration strategies and the Loomis Sayles Securitized Asset Fund. Mr. Rowe joined Loomis Sayles in1992 and has 28 years of investment industry experience.

Daniel Conklin, CFA® is a Vice President of Loomis Sayles and an associate portfolio manager for the relative return team. He co-manages the Loomis Sayles Intermediate Duration Bond and Limited Term Government & Agency funds, as well as the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core Fixed Income, Short Duration Fixed Income and Intermediate Duration Fixed Income strategies. Mr. Conklin joined Loomis Sayles in 2012 and has 10 years of investment industry experience.

Franklin Balanced Portfolio	BlackRock Investment Management, LLC 1 University Square Drive, Princeton, NJ 08540 Portfolio Managers Alan Mason Amy Whitelaw Jennifer Hsui, CFA® Rachel M. Aguirre Suzanne Henige, CFA

Alan Mason, Managing Director of BlackRock since 2009; Managing Director of BlackRock since 2016; Senior Equity Research Analyst and Portfolio Manager at Pzena Investment Management from 2006 to 2016.

Amy Whitelaw, Managing Director of BlackRock since 2013; Director of BlackRock from 2009 to 2012; Principal of BGI from 2000 to 2009.

Jennifer Hsui, CFA®, Managing Director of BlackRock since 2011; Director of BlackRock from 2009 to 2011; Principal of BGI from 2006 to 2009.

Rachel M. Aguirre, Managing Director of BlackRock since 2018; Director of BlackRock from 2012 to 2017; Vice President of BlackRock from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Suzanne Henige, CFA, Director of BlackRock since 2016; Vice President of BlackRock from 2011 to 2015.

BlackRock Investment Management, LLC 1 University Square Drive, Princeton, NJ 08540 Portfolio Managers James Mauro Karen Uyehara

James Mauro, Managing Director of BlackRock since 2015; Head of San Francisco Core PM of Indexed Investments.

Karen Uyehara, Director of BlackRock since 2010; Portfolio Manager of Western Asset Management Company from 2005 to 2010.

Franklin Advisers, Inc. One Franklin Parkway, San Mateo, CA 94403-1906 Portfolio Managers Edward D. Perks, CFA® Todd Brighton Brendan Circle, CFA®

Edward D. Perks, CFA® is Executive Vice President and Chief Investment Officer of Franklin Templeton Multi-Asset Solutions. Prior thereto, he was Chief Investment Officer of Franklin. He joined Franklin Templeton Investments in 1992. He has had portfolio management responsibilities for more than five years.

Todd Brighton is a senior vice president and head of direct investment portfolio management for Franklin Templeton Multi-Asset Solutions. He joined Franklin Templeton Investments in 2000.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience
Brendan Circle, CFA®, is a Vice President, Portfolio Manager and Research Analyst for Franklin Templeton Multi-Asset Solutions. In this role, Mr. Circle serves as a co-manager of Franklin Income Fund and related portfolios. He also specializes in analyzing investment opportunities across the fixed income markets for the Multi-Asset Solutions team. Mr. Circle joined Franklin Templeton Investments in 2014. Prior to this current role, he served as a research analyst for the Franklin Templeton Fixed Income Group, focusing on high yield corporate bonds. Mr. Circle is a Chartered Financial Analyst (CFA) Charterholder, as well as a member of the CFA Institute and the CFA Society of San Francisco.

Global Bond PLUS Portfolio	BlackRock Investment Management, LLC 1 University Square Drive, Princeton, NJ 08540 Portfolio Managers James Mauro Karen Uyehara

James Mauro, Managing Director of BlackRock since 2015; Head of San Francisco Core PM of Indexed Investments.

Karen Uyehara, Director of BlackRock since 2010; Portfolio Manager of Western Asset Management Company from 2005 to 2010.

Wells Capital Management, Inc. and Wells Fargo Asset Management (International) Limited

33 King William Street

London, England

United Kingdom, EC4R 9AT

Portfolio Managers

Lauren van Biljon

Michael Lee

Alex Perrin

Peter Wilson

Lauren van Biljon, Portfolio Manager. Ms. Van Biljon joined WFAM (International) in 2009 where she currently serves as Portfolio Manager for the Global Fixed Income team.

Michael Lee, Senior Portfolio Manager and Head of Trading of WFAM (International). Mr. Lee joined WFAM (International) in 1992, where he currently serves as a Director of Trading and Senior Portfolio Manager.

Alex Perrin, Portfolio Manager of WFAM International. Mr. Perrin joined WFAM (International) in 1992, where he currently serves as Head of Investments and Senior Portfolio Manager.

Peter Wilson is Managing Director and senior portfolio manager at WFAM (International). He joined WFAM (International) in 1989 and has been a portfolio manager for more than 25 years.

Natural Resources Portfolio	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 Portfolio Managers Judith DeVivo Joshua Lisser Ben Sklar

Judith DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time. Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P MidCap, S&P Small Cap, Russell 2000, FTSE 100, TOPIX, DJ EuroSTOXX 50 and S&P/ASX 200 Indexes in addition to several customized accounts.

Joshua Lisser is Senior Vice President/Chief Investment Officer, Index Strategies and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining the firm, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies.

Ben Sklar joined AllianceBernstein in 2006 as an associate portfolio manager in the Blend Strategies Group and was appointed to Portfolio Manager, Index Strategies in 2009, focusing on custom index and structured equity products. Prior to joining AllianceBernstein, he was a marketing associate at Doubleday Broadway Publishing Group, a division of Random House.

Legal Proceedings

In November 2010, EQ Trust, VIP Trust and several of their respective portfolios (the “Named Portfolios”) (but none of the Portfolios described in this Combined Proxy Statement/Prospectus), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to EQ Trust, VIP Trust and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The lawsuit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s lawsuit was consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune-defined compensation plans (“Retirees”) around the United States into a single multi-district litigation proceeding in the United States District Court for the Southern District of New York (the “U.S. District Court”) (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by EQ Trust, VIP Trust or the Named Portfolios.

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree lawsuits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision. The Second Circuit denied the motion for rehearing on February 6, 2020.

On July 7, 2020, the Noteholders and Retirees filed a joint petition with the United States Supreme Court for a writ of certiorari reversing the Second Circuit’s December 19, 2019 decision and reinstating the Noteholder and Retiree Suits. That petition is still pending.

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group’s opposition brief was filed on April 6, 2020. The Litigation Trust’s reply was filed on April 27, 2020. Oral argument occurred on August 24, 2020. The Second Circuit has not yet ruled on the Litigation Trust’s appeal.

As of the date of this Combined Proxy Statement/Prospectus, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Trusts cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable.

Portfolio Services

Portfolio Distribution Arrangements

EQ Trust

Equitable Distributors, LLC (“Equitable Distributors”) serves as the distributor for the Class IA, Class IB and Class K shares of EQ Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. Equitable Distributors is an affiliate of EIM. Equitable Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

EQ Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA and Class IB shares (“Distribution Plan”). Under the Distribution Plan, the Class IA and Class IB shares of EQ Trust are charged a distribution and/or service (12b-1) fee to compensate Equitable Distributors for promoting, selling and servicing shares of the portfolios of EQ Trust. The distribution and/or service (12b-1) fee may be retained by Equitable Distributors or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for a Portfolio’s Class IA and Class IB shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IA and Class IB shares. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, the fees for Class IA and Class IB shares will increase your cost of investing and may cost you more than other types of charges.

The distributor also may receive payments from certain Sub-Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings, or seminar sponsorships and similar expenses that may relate to the Contracts and/or the Sub-Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Sub-Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Sub-Advisers in connection with the distribution of the Contracts.

VIP Trust

Equitable Distributors serves as the distributor for the Class A, Class B and Class K shares of VIP Trust. Each class of shares is offered and redeemed at its net asset value without any sales load.

VIP Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class A and Class B shares. Under the Distribution Plan, the Class A and Class B shares of VIP Trust are charged a distribution and/or service (12b-1) fee to compensate Equitable Distributors for promoting, selling and servicing shares of the portfolios of VIP Trust. The distribution and/or service (12b-1) fee may be retained by Equitable Distributors or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for a Portfolio’s Class A and Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class A and Class B shares. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, the fees for Class A and Class B shares will increase your cost of investing and may cost you more than other types of charges.

The distributor may receive payments from certain Sub-Advisers of a Portfolio or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Portfolio. These sales meetings or seminar sponsorships may provide the Sub-Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Sub-Advisers in connection with the distribution of the Contracts. These payments may provide an incentive to the Adviser in selecting one Sub-Adviser over another or a disincentive for the Adviser to recommend the termination of such Sub-Advisers.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as underlying investment options for Contracts and retirement plans and to other eligible investors. The Portfolios and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend a Portfolio over another investment or by influencing an insurance company to include a Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Buying and Selling Shares

The Portfolios’ shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by Equitable Financial or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other portfolios managed by EIM that currently sell their shares to such accounts and to other investors eligible under applicable federal tax regulations. Class K shares of the Portfolios are sold only to other portfolios of the Trusts and certain group annuity plans.

The Portfolios do not have minimum initial or subsequent investment requirements. Shares of the Portfolios are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming shares of the Portfolios.

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trusts may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange (“NYSE”) is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of EIM.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to a Portfolio. Excessive purchases and redemptions of shares of a Portfolio may adversely affect the Portfolio’s performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so a Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio (or an Underlying Portfolio or Underlying ETF in which a Portfolio invests) invests a significant portion of its assets in foreign securities, the securities of small- and mid-capitalization companies, or high yield securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

Each Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trusts and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and its respective Trust reserves the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

Each Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. Each Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which EIM and its affiliates, on behalf of each Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If EIM, on behalf of a Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, EIM or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. EIM or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, EIM or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

Each Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, each Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. Each Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, EIM or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, EIM or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, EIM or an affiliate currently will restrict the availability of voice, fax and automated transaction services. EIM or an affiliate currently will apply such action for the remaining life of each affected Contract. Because EIM or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of EIM or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, EIM, or an affiliate thereof, or a Trust also may in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult your Contract prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants. The above policies and procedures do not apply to transfers, purchases and redemptions of shares of portfolios of each Trust by funds of funds managed by EIM. These transfers, purchases and redemptions are exempt from the above policies and procedures because they are initiated pursuant to asset allocation strategies developed by EIM and its affiliates and, therefore, are not intended to disadvantage the relevant portfolios or their shareholders.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the portfolios, including the Portfolios.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio of each Trust, including the Portfolios, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the NYSE on the days it is open for trading. This is normally 4:00 p.m. Eastern time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a portfolio or its designated agent.

•

A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by a Portfolio are valued at their respective net asset values. Generally, other portfolio securities and assets of a Portfolio as well as portfolio securities and other assets held by the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Debt securities — based upon pricing service valuations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

•

Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Options — for exchange traded options, last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•	Swaps — utilize prices provided by approved pricing services.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in a Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

Each business day, the portfolios’ net asset values, including the net asset values of any applicable Acquiring Portfolio, are transmitted electronically to insurance companies that use the portfolios as underlying investment options for Contracts.

Dividends and Other Distributions

Each Portfolio generally distributes most or all of its net investment income and net realized gains (collectively, “Taxable Income”), if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of the Portfolio.

Federal Income Tax Considerations

The Portfolios currently sell their shares only to insurance company separate accounts, qualified plans and other investors eligible under applicable tax regulations. Accordingly, distributions a Portfolio makes of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (collectively, “Taxable Income”) and net gains realized on its shareholders’ redemptions or exchanges of Portfolio shares generally will not be taxable to them (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a “regulated investment company” (a “RIC”), for federal tax purposes. Each Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so.

A Portfolio that satisfies the federal tax requirements to be treated as a RIC is not taxed at the entity (portfolio) level to the extent it passes through its Taxable Income to its shareholders by making distributions.

Although each Trust intends that each of its respective Portfolios will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that a Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because each shareholder of the Portfolio that is an insurance company separate account will then be able to use a “look-through” rule in determining whether the account meets federal tax investment diversification rules for those accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. EIM, in its capacity as the investment adviser and the administrator of the Trusts, therefore carefully monitors the Portfolios’ compliance with all of the RIC rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Portfolio Holdings Disclosure

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Class IA, Class IB and Class K shares of the Global Bond PLUS Portfolio, the Class A, Class B and Class K shares of the Core Plus Bond Portfolio, the Class IA and Class IB shares of the Balanced Strategy Portfolio and Franklin Balanced Portfolio, and the Class IB and Class K shares of the Energy Portfolio and Natural Resources Portfolio. The financial information in the tables is for the past five years (or, if shorter, the period of operations). The financial information below for the Class IA, Class A, Class IB, Class B, and Class K shares, as applicable, of the respective Portfolios has been derived from the financial statements of the Portfolios, which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Portfolio’s financial statements for the fiscal year ended December 31, 2020, and the financial statements themselves as of December 31, 2020, are incorporated by reference in the Statement of Additional Information relating to this Combined Proxy Statement/Prospectus. The information should be read in conjunction with these financial statement documents. The Class K shares of the Balanced Strategy Portfolio and Franklin Balanced Portfolio are not subject to the Reorganization.

Certain information reflects financial results for a single share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class IB	2020		2019		2018		2017		2016
Net asset value, beginning of year	$5.85		$5.42		$7.13		$7.44		$6.13

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.24		0.14		0.15		0.11
Net realized and unrealized gain (loss)	(1.65)		0.33		(1.72)		(0.30)		1.31

Total from investment operations	(1.49)		0.57		(1.58)		(0.15)		1.42

Less distributions:
Dividends from net investment income	(0.25)		(0.14)		(0.13)		(0.15)		(0.11)
Distributions from net realized gains	(0.31)		—		—		—		—
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(0.56)		(0.14)		(0.13)		(0.16)		(0.11)

Net asset value, end of year	$3.80		$5.85		$5.42		$7.13		$7.44

Total return	(25.02)%		10.59%		(22.28)%		(1.90)%		23.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,955		$3,718		$3,310		$4,109		$3,715
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.61	%**(j)	0.61	%**(k)	0.57	%(m)	0.69	%(n)	0.95%
Before waivers and reimbursements (f)	4.03%		2.74%		2.60%		2.40%		2.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	4.14%		4.10%		1.93%		2.28%		1.64%
Before waivers and reimbursements (f)(x)	0.72%		1.97%		(0.10)%		0.57%		0.20%
Portfolio turnover rate^	55%		7%		11%		20%		38%

	Year Ended December 31,

Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$5.85		$5.42		$7.13		$7.44		$6.13

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.28		0.16		0.15		0.12
Net realized and unrealized gain (loss)	(1.61)		0.30		(1.72)		(0.28)		1.32

Total from investment operations	(1.48)		0.58		(1.56)		(0.13)		1.44

Less distributions:
Dividends from net investment income	(0.26)		(0.15)		(0.15)		(0.17)		(0.13)
Distributions from net realized gains	(0.31)		—		—		—		—
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(0.57)		(0.15)		(0.15)		(0.18)		(0.13)

Net asset value, end of year	$3.80		$5.85		$5.42		$7.13		$7.44

Total return	(24.85)%		10.87%		(22.05)%		(1.67)%		23.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$434		$1,718		$1,133		$1,355		$2,242
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.39	%**(j)	0.37	%**(k)	0.32	%(m)	0.49	%(n)	0.70%
Before waivers and reimbursements (f)	2.95%		2.60%		2.33%		2.03%		2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	3.27%		4.79%		2.19%		2.14%		1.79%
Before waivers and reimbursements (f)(x)	0.71%		2.56%		0.18%		0.60%		0.42%
Portfolio turnover rate^	55%		7%		11%		20%		38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Includes Tax Expenses of 0.03% and 0.04% for the years ended December 31, 2020 and December 31, 2019, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94% for Class IB and 0.69% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.70% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class IB	2020	2019		2018	2017	2016
Net asset value, beginning of year	$7.67	$7.25		$8.69	$7.95	$6.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.39	#	0.22	0.19	0.17
Net realized and unrealized gain (loss)	(1.41)	0.41		(1.44)	0.76	1.68

Total from investment operations	(1.20)	0.80		(1.22)	0.95	1.85

Less distributions:
Dividends from net investment income	(0.25)	(0.38)		(0.22)	(0.21)	(0.17)

Net asset value, end of year	$6.22	$7.67		$7.25	$8.69	$7.95

Total return	(15.65)%	11.20%		(14.14)%	12.10%	29.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,214	$7,075		$5,834	$6,284	$5,680
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers and reimbursements (f)	2.02%	1.57%		1.46%	1.52%	1.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.66%	5.04	%(g)	2.54%	2.41%	2.32%
Before waivers and reimbursements (f)	2.54%	4.37	%(g)	1.98%	1.79%	1.62%
Portfolio turnover rate^	15%	10%		10%	13%	18%

	Year Ended December 31,

Class K	2020	2019		2018	2017	2016
Net asset value, beginning of year	$7.67	$7.25		$8.69	$7.95	$6.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.41	#	0.24	0.21	0.19
Net realized and unrealized gain (loss)	(1.43)	0.41		(1.44)	0.76	1.68

Total from investment operations	(1.19)	0.82		(1.20)	0.97	1.87

Less distributions:
Dividends from net investment income	(0.26)	(0.40)		(0.24)	(0.23)	(0.19)

Net asset value, end of year	$6.22	$7.67		$7.25	$8.69	$7.95

Total return	(15.46)%	11.48%		(13.90)%	12.36%	29.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,283	$14,353		$12,443	$16,359	$17,352
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65%	0.65%		0.65%	0.65%	0.65%
Before waivers and reimbursements (f)	1.69%	1.32%		1.20%	1.28%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	4.09%	5.19	%(g)	2.79%	2.66%	2.68%
Before waivers and reimbursements (f)	3.05%	4.52	%(g)	2.24%	2.03%	1.97%
Portfolio turnover rate^	15%	10%		10%	13%	18%
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class IA	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.23	$10.08	$11.32	$10.56	$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.28	0.28	0.27	0.26
Net realized and unrealized gain (loss)	0.40 †	1.39	(0.74)	0.78	0.76

Total from investment operations	0.62	1.67	(0.46)	1.05	1.02

Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.34)	(0.29)	(0.26)
Distributions from net realized gains	(0.61)	(0.22)	(0.44)	—	—

Total dividends and distributions	(0.90)	(0.52)	(0.78)	(0.29)	(0.26)

Net asset value, end of year	$10.95	$11.23	$10.08	$11.32	$10.56

Total return	5.69%	16.65%	(4.29)%	9.97%	10.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,398	$3,966	$4,256	$16,485	$4,353
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.05%	1.05%	1.04%	1.04%	1.04%
Before waivers and reimbursements (f)	1.06%	1.05%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.98%	2.51%	2.45%	2.47%	2.49%
Before waivers and reimbursements (f)	1.97%	2.51%	2.45%	2.47%	2.49%
Portfolio turnover rate^	24%	20%	30%	21%	24%

	Year Ended December 31,

Class IB	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.23	$10.09	$11.33	$10.56	$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.28	0.28	0.28	0.26
Net realized and unrealized gain (loss)	0.40 †	1.38	(0.74)	0.78	0.76

Total from investment operations	0.62	1.66	(0.46)	1.06	1.02

Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.34)	(0.29)	(0.26)
Distributions from net realized gains	(0.61)	(0.22)	(0.44)	—	—

Total dividends and distributions	(0.90)	(0.52)	(0.78)	(0.29)	(0.26)

Net asset value, end of year	$10.95	$11.23	$10.09	$11.33	$10.56

Total return	5.69%	16.53%	(4.29)%	10.07%	10.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$697,198	$755,960	$726,831	$863,610	$858,742
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.05%	1.05%	1.04%	1.04%	1.04%
Before waivers and reimbursements (f)	1.06%	1.05%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.98%	2.50%	2.45%	2.49%	2.50%
Before waivers and reimbursements (f)	1.97%	2.50%	2.45%	2.49%	2.49%
Portfolio turnover rate^	24%	20%	30%	21%	24%
‡	After the close of business on May 31, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class IA	2020		2019		2018		2017		2016
Net asset value, beginning of year	$16.04		$14.33		$15.48		$14.41		$13.79

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.21		0.07		0.13		0.11
Net realized and unrealized gain (loss)	1.64		2.03		(0.70)		1.29		0.71

Total from investment operations	1.78		2.24		(0.63)		1.42		0.82

Less distributions:
Dividends from net investment income	(0.29)		(0.24)		(0.19)		(0.20)		(0.12)
Distributions from net realized gains	(0.49)		(0.29)		(0.33)		(0.15)		(0.08)

Total dividends and distributions	(0.78)		(0.53)		(0.52)		(0.35)		(0.20)

Net asset value, end of year	$17.04		$16.04		$14.33		$15.48		$14.41

Total return	11.22%		15.65%		(4.16)%		9.86%		5.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$82		$79		$73		$193		$188
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)	0.84%		1.34%		0.44%		0.85%		0.75%
Portfolio turnover rate^	27%		14%		10%		8%		13%

	Year Ended December 31,

Class IB	2020		2019		2018		2017		2016
Net asset value, beginning of year	$16.07		$14.35		$15.50		$14.43		$13.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.21		0.16		0.13		0.11
Net realized and unrealized gain (loss)	1.64		2.04		(0.79)		1.29		0.71

Total from investment operations	1.78		2.25		(0.63)		1.42		0.82

Less distributions:
Dividends from net investment income	(0.29)		(0.24)		(0.19)		(0.20)		(0.12)
Distributions from net realized gains	(0.49)		(0.29)		(0.33)		(0.15)		(0.08)

Total dividends and distributions	(0.78)		(0.53)		(0.52)		(0.35)		(0.20)

Net asset value, end of year	$17.07		$16.07		$14.35		$15.50		$14.43

Total return	11.20%		15.70%		(4.15)%		9.84%		5.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,676,850		$3,614,859		$3,218,857		$3,656,023		$3,406,193
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.52	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)	0.86%		1.36%		1.06%		0.88%		0.81%
Portfolio turnover rate^	27%		14%		10%		8%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class IA	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.26	$8.85	$9.12	$8.72	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.17	0.18	0.15	0.14
Net realized and unrealized gain (loss)	0.67	0.38	(0.33)	0.25	(0.08)

Total from investment operations	0.79	0.55	(0.15)	0.40	0.06

Less distributions:
Dividends from net investment income	(0.18)	(0.07)	(0.12)	— #	(0.17)
Distributions from net realized gains	(0.16)	(0.07)	—	—	(0.02)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.34)	(0.14)	(0.12)	— #	(0.19)

Net asset value, end of year	$9.71	$9.26	$8.85	$9.12	$8.72

Total return	8.53%	6.18%	(1.60)%	4.63%	0.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,766	$11,412	$12,088	$13,053	$15,114
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.98%
Before waivers (f)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%	1.88%	1.97%	1.70%	1.51%
Before waivers (f)	1.15%	1.82%	1.92%	1.64%	1.49%
Portfolio turnover rate^	74%	82%	45%	44%	44%

	Year Ended December 31,

Class IB	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.24	$8.83	$9.10	$8.70	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.17	0.18	0.15	0.14
Net realized and unrealized gain (loss)	0.67	0.38	(0.33)	0.25	(0.08)

Total from investment operations	0.79	0.55	(0.15)	0.40	0.06

Less distributions:
Dividends from net investment income	(0.18)	(0.07)	(0.12)	— #	(0.17)
Distributions from net realized gains	(0.16)	(0.07)	—	—	(0.02)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.34)	(0.14)	(0.12)	— #	(0.19)

Net asset value, end of year	$9.69	$9.24	$8.83	$9.10	$8.70

Total return	8.54%	6.19%	(1.60)%	4.64%	0.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$66,898	$66,228	$66,598	$71,850	$71,048
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.98%
Before waivers (f)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%	1.88%	1.97%	1.70%	1.51%
Before waivers (f)	1.15%	1.82%	1.92%	1.65%	1.49%
Portfolio turnover rate^	74%	82%	45%	44%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,

Class K	2020	2019	2018	2017	2016
Net asset value, beginning of year	$9.33	$8.91	$9.19	$8.77	$8.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.20	0.20	0.18	0.16
Net realized and unrealized gain (loss)	0.69	0.38	(0.34)	0.24	(0.07)

Total from investment operations	0.83	0.58	(0.14)	0.42	0.09

Less distributions:
Dividends from net investment income	(0.21)	(0.09)	(0.14)	— #	(0.20)
Distributions from net realized gains	(0.16)	(0.07)	—	—	(0.02)
Return of capital	—	—	— #	—	—

Total dividends and distributions	(0.37)	(0.16)	(0.14)	— #	(0.22)

Net asset value, end of year	$9.79	$9.33	$8.91	$9.19	$8.77

Total return	8.83%	6.51%	(1.40)%	4.83%	0.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$193,787	$196,490	$186,968	$210,307	$220,473
Ratio of expenses to average net assets:
After waivers (f)	0.70%	0.70%	0.70%	0.70%	0.73%
Before waivers (f)	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.46%	2.13%	2.22%	1.95%	1.76%
Before waivers (f)	1.40%	2.06%	2.17%	1.90%	1.74%
Portfolio turnover rate^	74%	82%	45%	44%	44%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.88		$3.71		$3.81		$3.79		$3.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.58		0.25		(0.01)		0.08		0.11

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of year	$4.21		$3.88		$3.71		$3.81		$3.79

Total return	14.86%		6.79%		(0.36)%		2.17%		2.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$124,147		$115,255		$116,112		$126,383		$141,039
Ratio of expenses to average net assets:
After waivers (f)	0.82	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)
Before waivers (f)	1.07%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.50%		2.04%		2.16%		1.55%		1.76%
Before waivers (f)	1.25%		1.98%		2.09%		1.48%		1.68%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.87		$3.69		$3.80		$3.78		$3.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	0.51		0.18		(0.10)		0.02		0.04

Total from investment operations	0.57		0.26		(0.02)		0.08		0.11

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of year	$4.19		$3.87		$3.69		$3.80		$3.78

Total return	14.64%		7.10%		(0.63)%		2.18%		2.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$56,600		$48,006		$46,800		$49,500		$50,504
Ratio of expenses to average net assets:
After waivers (f)(x)	0.83	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)
Before waivers (f)(x)	1.08%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.53%		2.10%		2.19%		1.58%		1.82%
Before waivers (f)(x)	1.28%		2.03%		2.12%		1.50%		1.75%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,

Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.89		$3.72		$3.82		$3.80		$3.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.09		0.09		0.07		0.08
Net realized and unrealized gain (loss)	0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.59		0.26		—	#	0.09		0.12

Less distributions:
Dividends from net investment income	(0.10)		(0.09)		(0.10)		(0.07)		(0.08)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.26)		(0.09)		(0.10)		(0.07)		(0.09)

Net asset value, end of year	$4.22		$3.89		$3.72		$3.82		$3.80

Total return	15.08%		7.04%		(0.12)%		2.42%		3.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,840		$13,436		$14,649		$16,428		$16,024
Ratio of expenses to average net assets:
After waivers (f)(x)	0.58	%(j)	0.30	%(k)	0.29	%(k)	0.29	%(k)	0.29	%(k)
Before waivers (f)(x)	0.83%		0.36%		0.37%		0.36%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.78%		2.22%		2.36%		1.83%		2.07%
Before waivers (f)(x)	1.53%		2.16%		2.29%		1.76%		1.99%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts invested in shares of an Acquired Portfolio at the close of business on February 26, 2021 (the “Record Date”) will be entitled to attend by telephone and vote for the applicable Acquired Portfolio at the Meeting with respect to their shares as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. The table below shows the number of outstanding shares of each Acquired Portfolio as of the Record Date that are entitled to vote at the Meeting. Equitable Financial owned of record a substantial majority of those shares.

Acquired Portfolio	Total Number	Number of Class IA	Number of Class IB	Number of Class K
Energy Portfolio	1,187,879	N/A	1,073,745	114,134
Franklin Balanced Portfolio	62,893,978	302,318	62,591,660	—
Global Bond PLUS Portfolio	29,429,919	1,215,335	6,933,201	21,281,383

All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. If a shareholder executes a proxy but gives no voting instructions, that shareholder’s shares that are represented by that proxy will be voted “FOR” the respective Proposal and “FOR” or “AGAINST” any other business which may properly arise at the Meeting, in the proxies’ discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to EQ Trust. To be effective, such revocation must be received by EQ Trust prior to the Meeting. In addition, although mere attendance by telephone at the Meeting will not revoke a proxy, a shareholder attending the Meeting by telephone may withdraw his or her proxy by voting at the Meeting.

Contractholders with amounts allocated to an Acquired Portfolio on the Record Date will be entitled to be attend by telephone and provide voting instructions for the Acquired Portfolio at the Meeting with respect to shares held indirectly as of the Record Date. Voting instructions may be solicited, and such instructions may be provided, in the same manner as proxies as described herein. An Insurance Company will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account that is invested in an Acquired Portfolio for which an Insurance Company receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the respective Proposal, and the Insurance Company may vote in its discretion with respect to other matters not now known that may be presented at the Meeting. An Insurance Company will vote in its discretion on any proposal to adjourn or postpone the Meeting. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by an Insurance Company and its affiliates as surplus or seed money, will be voted by the Insurance Company either “FOR” or “AGAINST” approval of the respective Proposal, or as an abstention, in the same proportion as the shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by an Insurance Company, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

Voting instructions executed by a Contractholder may be revoked at any time prior to an Insurance Company’s voting the shares represented thereby by the Contractholder providing the Insurance Company with a properly executed written revocation of such voting instructions, or by the Contractholder providing the Insurance

Company with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting by telephone may provide voting instructions orally at the Meeting, thereby canceling any voting instruction previously given provided that the Contractholder confirms such instructions in writing by the close of business on June 4, 2021. Proxies executed by an Insurance Company may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by an Insurance Company representative attending the Meeting and voting by telephone.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Required Shareholder Vote

Approval of the Reorganization Agreement with respect to a Reorganization involving an Acquired Portfolio will require the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. “Voting securities” refers to the shares of an Acquired Portfolio.

The presence, by telephone or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business, with respect to that Acquired Portfolio, at the Meeting. A quorum will be reached due to Equitable Financial’s direct or indirect ownership of EQ Trust’s shares, as described below.

Abstentions are counted as shares present at the Meeting in determining whether a quorum is present but do not count as votes cast for or against a Proposal. Therefore, abstentions will have the same effect as a vote “against” a Proposal because each Proposal requires the affirmative vote of a specified majority of the applicable Acquired Portfolio’s outstanding voting securities.

To EQ Trust’s knowledge, as of the Record Date, the officers and Trustees owned, as a group, less than 1% of the shares of each Acquired Portfolio.

Equitable Financial and certain of its affiliates may be deemed to be control persons of EQ Trust by virtue of their direct or indirect ownership of a substantial majority of EQ Trust’s shares. Shareholders owning more than 25% of the outstanding shares of an Acquired Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote. As of the Record Date, except as set forth in Appendix D, to EQ Trust’s knowledge, (1) no person, other than the Insurance Companies, owned beneficially or of record more than 5% of the outstanding Class IA, Class IB, or Class K shares, as applicable, of each Acquired Portfolio, and (2) no Contractholder owned Contracts entitling such Contractholder to provide voting instructions regarding more than 5% of the outstanding Class IA, Class IB, or Class K shares, as applicable, of each Acquired Portfolio.

Shareholders do not have appraisal or similar rights of dissenters with respect to the Proposals.

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made by EQ Trust primarily by the mailing of this Notice and Combined Proxy Statement/Prospectus with its enclosures on or about April __, 2021. The principal solicitation will be by mail, but proxies and voting instructions also may be solicited by telephone, fax, personal interview by directors, officers, employees or agents of the Adviser or its affiliates, or EQ Trust or its affiliates, without additional compensation, through the Internet, or other permissible means. Shareholders can vote proxies: (1) by Internet at our website at www.proxy-direct.com; (2) by telephone at 1-800-337-3503; or (3) by mail, with the enclosed proxy card. Contractholders can provide voting instructions: (1) by Internet at our website at www.proxy-direct.com; (2) by telephone at 1-866-298-8476; or (3) by mail, with the enclosed voting instruction card. In lieu of executing a proxy card or voting instruction card, you may attend the Meeting by telephone.

The cost of the Meeting, including the expenses of printing and mailing the Combined Proxy Statement/Prospectus, the cost of solicitation of proxies and voting instructions and the expenses associated with reimbursing insurance companies or others for their reasonable expenses in forwarding solicitation material to beneficial owners, as well as the legal costs of fund counsel relating thereto, will be borne by each class of each Acquired Portfolio. The cost of the Reorganizations is estimated to be $249,000, which will be allocated among the Acquired Portfolios based on shareholder accounts. However, the Adviser will pay expenses relating to the Reorganizations that exceed a class’s expense cap. Accordingly, if the current expense ratio of an Acquired Portfolio (or a class thereof) equals or exceeds its expense limit, the Adviser will bear that Acquired Portfolio’s (or class’) expenses associated with the Reorganization.

EQ Trust has engaged Computershare Inc. (“Computershare”) to assist in the distribution of proxy materials and the solicitation and tabulation of proxies for the Meeting. Computershare will receive a total fee of approximately $52,000 for its proxy solicitation services, all of which costs will be borne as described above.

Adjournment or Postponement

If a quorum is not established at the Meeting or if sufficient votes in favor of a Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. Any adjournment or postponement of the Meeting will require the affirmative vote of a majority of the shares represented by telephone or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in their discretion on any such adjournment or postponement. A shareholder vote may be taken on one or more of the items in this Combined Proxy Statement/Prospectus prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. The costs of any additional solicitation and any adjourned session will be borne as described above.

Submission of Certain Shareholder Proposals

EQ Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. Shareholders will be given notice of any meeting of shareholders not less than ten days, and not more than ninety days, before the date of the meeting.

Other Matters

EQ Trust does not know of any matters to be presented at the Meeting other than those described in this Combined Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

* * * * *

Copies of EQ Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of EQ Trust’s annual or semi-annual reports, free of charge, by writing to EQ Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

We need your vote. It is important that you execute and return all of your proxy or voting instruction cards promptly.

APPENDIX A.1

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [                ], 2021 by and between EQ ADVISORS TRUST, a Delaware statutory trust (“EQAT”), on behalf of EQ/Global Bond PLUS Portfolio, a segregated portfolio of assets (“series”) thereof (“Target”), and EQ PREMIER VIP TRUST, a Delaware statutory trust (“VIP“), on behalf of EQ/Core Plus Bond Portfolio, a series thereof (“Acquiring Portfolio”). (Target and Acquiring Portfolio is each sometimes referred to herein as a “Portfolio,” and each of EQAT and VIP is sometimes referred to herein as an “Investment Company.“) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio, and of and by each Investment Company, as applicable, contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Investment Company of which that Portfolio is a series on that Portfolio‘s behalf, and (2) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or Investment Company of its Obligations set forth herein.

Each Investment Company (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series of the applicable Investment Company.

Each Investment Company currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of Equitable Financial Life Insurance Company (“Equitable”), Equitable Life and Annuity Company, or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans, (4) other portfolios managed by Equitable Investment Management Group, LLC (“EIM”) that currently sell their shares to those accounts and plans, and (5) other investors eligible under applicable Regulations (as defined below). Class K shares of EQAT and VIP are sold only to other series thereof, and certain group annuity and retirement plans. The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Investment Companies wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). The reorganization will consist of (1) the transfer of all of Target’s assets to Acquiring Portfolio in exchange solely for shares in Acquiring Portfolio and Acquiring Portfolio’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) Target’s termination as a series of EQAT, all on the terms and conditions set forth herein (all of the foregoing transactions being referred to herein collectively as the “Reorganization”).

EQAT’s Amended and Restated Declaration of Trust, as amended, and VIP’s Agreement and Declaration of Trust, as amended (each, a “Declaration”), permits the applicable Investment Company to vary its shareholders’ investment. Neither Investment Company has a fixed pool of assets -- each series thereof (including each Portfolio) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for it. The Investment Companies believe, based on their review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with

Acquiring Portfolio’s investment objective, policies, and strategies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio.

Each Investment Company’s Board of Trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) of either Investment Company, (1) has duly adopted this Agreement, approved the transactions contemplated hereby, and duly authorized its performance hereof on its Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of its Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

EQ/Global Bond PLUS Portfolio offers three classes of shares, designated Class IA, Class IB and Class K shares (“Class IA Target Shares”, “Class IB Target Shares” and “Class K Target Shares,” respectively, and collectively, “Target Shares”). EQ/Core Plus Bond Portfolio also offers three classes of shares, also designated Class A, Class B and Class K shares (“Class A Acquiring Portfolio Shares”, “Class B Acquiring Portfolio Shares” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (1) Class A Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class A Acquiring Portfolio Share, (2) Class B Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class B Acquiring Portfolio Share and (3) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that have not been previously disclosed in writing to VIP.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by VIP’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class A Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class B Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of EQAT and (b) EQAT shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Investment Companies, EQAT shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in EQAT’s then-current prospectus and statement of additional information and valuation procedures established by its Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by EIM, in its capacity as each Investment Company’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on June [18], 2021, or a later date as to which they agree (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of either class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Investment Companies’ offices or at another place the Investment Companies shall agree.

3.2    EQAT shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3    EQAT shall direct its transfer agent to deliver to it at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    VIP shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to EQAT, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    REPRESENTATIONS AND WARRANTIES

4.1.    EQAT, on Target’s behalf, represents and warrants to VIP, on Acquiring Portfolio’s behalf, as follows:

(a)    EQAT (a) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (a “Delaware Statutory Trust”), and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

(b)    Target is a duly established and designated series thereof;

(c)    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of EQAT’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of EQAT, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

(d)    At the Effective Time, EQAT, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, VIP, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)    EQAT, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, its Declaration or its By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which EQAT, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which EQAT, with respect to Target or on its behalf, is a party or by which it is bound;

(f)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights EQAT, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to EQAT’s knowledge, threatened against EQAT, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and EQAT, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or EQAT’s ability to consummate the transactions contemplated hereby;

(h)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2020, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to EQAT’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)    Since December 31, 2020, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(j)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of EQAT’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (A) the reporting of dividends and other distributions on and redemptions of its shares, (B) withholding in respect thereof, and (C) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(k)    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time EQAT’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(k); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Portfolio’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(m)    At the Effective Time, (1) at least 33 1/3% of Target’s portfolio assets — including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests — will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1/3% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

(n)    To the best of EQAT’s management’s knowledge, there is no plan or intention by Target’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

(o)    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(p)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by EQAT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(q)    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(r)    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(s)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(t)    On the effective date of the Registration Statement (as defined in paragraph 4.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 4.3(n)), and at the Effective Time, EQAT’s Pro/SAI including Target will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(u)    The information to be furnished by EQAT for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(v)    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

4.2.    VIP, on Acquiring Portfolio’s behalf, represents and warrants to EQAT, on Target’s behalf, as follows:

(a)    VIP (a) is a Delaware Statutory Trust, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

(b)    Acquiring Portfolio is a duly established and designated series of VIP;

(c)    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of VIP’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of VIP, with respect to Acquiring Portfolio, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(e)    VIP, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, its Declaration or its Bylaws, or any Undertaking to which VIP, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which VIP, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(f)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to VIP’s knowledge, threatened against VIP, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and VIP, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or VIP’s ability to consummate the transactions contemplated hereby;

(g)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2020 (including the Statements of its predecessor fund), have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to VIP’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(h)    Since December 31, 2020, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(i)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of VIP’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (A) the reporting of dividends and other distributions on and redemptions of its shares, (B) withholding in respect thereof, and (C) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(j)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(k)    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

(l)    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(m)    Following the Reorganization, Acquiring Portfolio will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(n)    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(o)    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the Reorganization - either directly or through any transaction, agreement, or arrangement with any other person —- except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

(p)    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

(q)    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(r)    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(s)    Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than

50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Portfolio invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(t)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by VIP and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by VIP and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by VIP;

(u)    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (1) VIP’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by VIP for use therein; and

(v)    The information to be furnished by VIP for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

4.3.    Each Investment Company, on its Portfolio’s behalf, represents and warrants to the other Investment Company, on its Portfolio’s behalf, as follows:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Investment Company’s adoption and performance hereof on either Portfolio’s behalf, except for (1) VIP’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to VIP’s registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    The Investment Company’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d)    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e)    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

(f)    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

(g)    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(h)    None of the compensation Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i)    Immediately after the Reorganization, Equitable (through the Separate Accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

(j)    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, Equitable or any affiliate thereof (including EIM), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k)    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

(l)    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

(m)    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

5.    COVENANTS

5.1.    Each Investment Company covenants to operate its Portfolio’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Portfolio’s normal business activities; and

(b) each Portfolio will retain exclusive control of the composition of its portfolio until the Closing.

5.2.    EQAT covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.3.    EQAT covenants that it will assist VIP in obtaining information VIP reasonably requests concerning the beneficial ownership of Target Shares.

5.4.    EQAT covenants that it will turn over its books and records regarding Target (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to VIP at the Closing.

5.5.    Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.6.    Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) VIP, on Acquiring Portfolio’s behalf, title to and possession of all the Assets, and (b) EQAT, on Target’s behalf, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7.    Each Acquiring Investment Company covenants to use all reasonable efforts to obtain the consents required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Portfolio’s operations after the Effective Time.

5.8.    EQAT covenants to distribute all the Acquiring Portfolio Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

5.9.    Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) the other Investment Company’s performance of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

6.1.    This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Target’s shareholders at the Shareholders Meeting (including any adjournments or postponements thereof);

6.2.    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

6.3.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4.    Each Investment Company shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 6, may treat them as representations and warranties the Investment Companies made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that - based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

(1)    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(2)    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4)    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6)    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

7.    BROKERAGE FEES AND EXPENSES

7.1.    Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.    The expenses of the Reorganizations shall be borne by the Target, except that (a) no Target shall bear any brokerage or similar expenses incurred by or for the benefit of another Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC.

8.    ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1.    By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2021, or another date to which the Investment Companies agree; or

9.2.    By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10.    AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.    MISCELLANEOUS

11.1.    This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company, on its Portfolio’s behalf, and their respective successors and assigns any rights or remedies under or by reason hereof.

11.3    Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Portfolio but are only binding on and enforceable against its property attributable to and held for the benefit of its Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims hereunder on its or its Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.5.    This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

EQ ADVISORS TRUST, on behalf of itself and Target
By:
Name:

Title:

EQ PREMIER VIP TRUST, on behalf of itself and Acquiring Portfolio

By:
Name:
Title:

APPENDIX A.2

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (the “Trust”), on behalf of 1290 VT Energy Portfolio and EQ/Franklin Balanced Managed Volatility Portfolio, each a segregated portfolio of assets (“series”) thereof (each, a “Target”) and on behalf of 1290 VT Natural Resources Portfolio and EQ/ Balanced Strategy Portfolio, each a series thereof (each an “Acquiring Portfolio”). (Each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of Equitable Financial Life Insurance Company (“Equitable”), Equitable Life and Annuity Company, or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans, (4) other portfolios managed by Equitable Investment Management Group, LLC (“EIM”) that currently sell their shares to those accounts and plans, and (5) other investors eligible under applicable regulations under the Internal Revenue Code of 1986 as amended (“Code”) (“Regulations”). Class K shares are sold only to other series of the Trust, and certain group annuity and retirement plans. The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect two separate reorganizations each consisting of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A to this Plan (“Schedule A”) opposite its name (“corresponding Acquiring Portfolio”) in exchange solely for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the Trust, all on the terms and conditions set forth herein (all of the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance hereof refers to only a single Reorganization, one Target and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

The Trust’s Amended and Restated Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets -- each series thereof (including each Portfolio) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for it. The Trust believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective, policies, and strategies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, approved the transactions contemplated hereby, and duly authorized its performance hereof on each Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

EQ/Franklin Balanced Managed Volatility Portfolio offers two classes of shares, designated Class IA and Class IB shares, and 1290 VT Energy Portfolio offers two classes of shares, designated Class IB and Class K shares (“Class IA Target Shares”, “Class IB Target Shares” and “Class K Target Shares,” respectively, and collectively, “Target Shares”). EQ/Balanced Strategy Portfolio offers two classes of shares, designated Class IA and Class IB shares, and 1290 VT Natural Resources Portfolio offers two classes of shares, designated Class IB and Class K shares (“Class IA Acquiring Portfolio Shares”, “Class IB Acquiring Portfolio Shares” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). EQ/Balanced Strategy Portfolio also offers a third class of shares, designated Class K shares, which are not involved in the Reorganization and are not included in the term “Acquiring Portfolio Shares.” The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (1) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share, (2) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share and (3) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 - as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes —- but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by EIM, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on June [18], 2021, or a later date the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of either class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place the Trust determines.

3.2    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3    The Trust shall direct its transfer agent to deliver to it at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1.    The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2020, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(f)    Since December 31, 2020, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(g)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (A) the reporting of dividends and other distributions on and redemptions of its shares, (B) withholding in respect thereof, and (C) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(h) Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(j)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(k)    On the effective date of the Registration Statement (as defined in paragraph 4.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 4.3(n)), and at the Effective Time, the Trust’s Pro/SAI including Target will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(l)    The information to be furnished by the Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(m)    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

4.2.    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(c)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2020, have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(e)    Since December 31, 2020, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(f)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (A) the reporting of dividends and other distributions on and redemptions of its shares, (B) withholding in respect thereof, and (C) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(g)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been

(and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)    Assuming satisfaction of the condition in paragraph 4.1(j), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Portfolio invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

(i)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust;

(j)    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (1) the Trust’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Trust for use therein; and

(k)    The information to be furnished by the Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

4.3.    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof on either Portfolio’s behalf, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to the Trust’s registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”);

(d)    This Plan shall have been approved at the Shareholders Meeting (including any adjournments or postponements thereof);

(e)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties; and

(f)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby.

5.    EXPENSES

5.1.    The expenses of the Reorganizations shall be borne by all the Targets in proportion to their respective numbers of Contract holder accounts at the Effective Time, except that (a) no Target shall bear any brokerage or similar expenses incurred by or for the benefit of another Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.    TERMINATION OF PLAN

The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.    MISCELLANEOUS

8.1.    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on a Portfolio’s behalf, and its successors and assigns, any rights or remedies under or by reason hereof.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

8.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted as of [                ], 2020

SCHEDULE A

TARGETS	ACQUIRING PORTFOLIOS

1290 VT Energy Portfolio Class IB, Class K	1290 VT Natural Resources Portfolio Class IB, Class K

EQ/Franklin Balanced Managed Volatility Portfolio Class IA, Class IB	EQ/Balanced Strategy Portfolio Class IA, Class IB

APPENDIX B

MORE INFORMATION ON STRATEGIES AND RISK FACTORS

Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

Each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Portfolio are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

80% Policies

Among the Acquired Portfolios, each of the Energy Portfolio and Global Bond PLUS Portfolio, and among the Acquiring Portfolios, each of the Core Plus Bond Portfolio and Natural Resources Portfolio, has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in the particular type of investment connoted by its name. Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio. As applicable, to the extent a Portfolio invests in securities of other investment companies or investment vehicles (such as exchange-traded funds), it takes into consideration the investment policies of such investment companies and investment vehicles at the time of investment in determining compliance with its 80% policy.

Concentration Policies

Among the Acquired Portfolios, the Energy Portfolio has a policy that it will concentrate its investments in companies engaged in activities in the energy group of industries. Among the Acquiring Portfolios, the Natural Resources Portfolio will concentrate its investments in the natural resources group of industries. Each Portfolio’s concentration policy is a fundamental policy and may not be changed without a shareholder vote.

Underlying Portfolios and Underlying ETFs

Each of the Balanced Strategy Portfolio and Energy Portfolio invests primarily in Underlying Portfolios or Underlying ETFs. Accordingly, a Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios or Underlying ETFs as well as the ability of the Underlying Portfolios or Underlying ETFs to generate favorable performance. The Underlying Portfolios are other mutual funds that are managed by the Adviser and sub-advised by one or more investment sub-advisers, which may include affiliates of the Adviser. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an index-based ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks, bonds or other instruments as the index it tracks (or it may hold a representative sample of such instruments). Accordingly, an index-based ETF is designed so that its performance will correspond closely with that of the index it tracks. ETFs also may be actively managed.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, a Portfolio may rely on certain SEC rules or exemptive orders to invest in ETFs beyond the statutory limits.

The Underlying ETFs in which the Energy Portfolio currently may invest are listed below. This list may change from time to time at the discretion of the Adviser. The Energy Portfolio will not necessarily invest in every Underlying ETF at one time. Additional information regarding the Underlying ETFs is included in their current prospectuses.

The Energy Select Sector SPDR® Fund

iShares® Global Clean Energy ETF

iShares® Global Energy ETF

iShares® MSCI Global Energy Producers ETF

iShares® North American Natural Resources ETF

iShares® U.S. Energy ETF

iShares® U.S. Oil & Gas Exploration & Production ETF

iShares® U.S. Oil Equipment & Services ETF

Invesco® CleantechTM ETF

Invesco® DB Energy Fund

Invesco® DB Oil Fund

Invesco® DWA Energy Momentum ETF

Invesco® Dynamic Energy Exploration & Production ETF

Invesco® Dynamic Oil & Gas Services ETF

Invesco® Global Clean Energy ETF

Invesco® S&P SmallCap Energy ETF

Invesco® WilderHill Clean Energy ETF

SPDR® S&P Global Natural Resources ETF

SPDR® S&P Oil & Gas Equipment & Services ETF

SPDR® S&P Oil & Gas Exploration & Production ETF

Vanguard Energy ETF

The table below lists the Underlying Portfolios, divided by asset class, based on each Underlying Portfolio’s primary securities holdings, in which the Balanced Strategy Portfolio currently may invest. Each of the Underlying Portfolios is advised by EIM and may be sub-advised by one or more investment sub-advisers, which may include an affiliate of EIM. EIM’s selection of Underlying Portfolios may have a positive or negative impact on its revenues and/or profits. The Balanced Strategy Portfolio will purchase Class K shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. The Underlying Portfolios in which the Balanced Strategy Portfolio may invest may be changed from time to time without notice or shareholder approval. Additional information regarding the Underlying Portfolios is included in the prospectuses for those portfolios dated May 1, 2020, as supplemented from time to time.

Fixed Income

EQ/AB Short Duration Government Bond Portfolio

EQ/Core Bond Index Portfolio

EQ/Core Plus Bond Portfolio

EQ/Global Bond PLUS Portfolio

EQ/Intermediate Government Bond Portfolio

Equity

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Core Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

EQ/International Value Managed Volatility Portfolio

EQ/Large Cap Core Managed Volatility Portfolio

EQ/Large Cap Growth Managed Volatility Portfolio

EQ/Large Cap Value Managed Volatility Portfolio

EQ/Mid Cap Value Managed Volatility Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/International Equity Index Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Mid Cap Index Portfolio

EQ/Small Company Index Portfolio

Indexing Strategies

As discussed in the Combined Proxy Statement/Prospectus, a portion of each of the Franklin Balanced Strategy Portfolio and Global Bond PLUS Portfolio seeks to track the performance (before fees and expenses) of a particular index. The following provides additional information regarding the management strategies employed by a Sub-Adviser of a Portfolio in pursuing this objective. The Sub-Adviser to a Portfolio (or portion thereof) that seeks to track the performance (before fees and expenses) of a particular index does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio (or portion). Rather, the Sub-Adviser may employ a full replication technique or sampling technique in seeking to track the performance (before fees and expenses) of the index. A full replication technique generally involves holding each security in a particular index in approximately the same weight that the security represents in the index. Conversely, a sampling technique strives to match the characteristics of a particular index without having to purchase every stock in that index by selecting a representative sample of securities for the Portfolio (or portion thereof) based on the characteristics of the index and the particular securities included therein. Such characteristics may include, with respect to equity indexes, industry weightings, market capitalizations and fundamental characteristics and, with respect to fixed income indexes, interest rate sensitivity, credit quality and sector diversification.

Active Management Strategies

With respect to Portfolios (or portions thereof) that utilize active management strategies, each Sub-Adviser has complete discretion to select portfolio securities for its portion of a Portfolio’s assets, subject to the Portfolio’s investment objectives, restrictions and policies and other parameters that maybe developed from time to time by the Adviser. In selecting investments, the Sub-Advisers use their proprietary investment strategies, which are summarized above in the section “Comparison of Investment Objectives, Policies and Strategies.” The following is an additional general description of certain common types of active management strategies that may be used by the Sub-Advisers to the Portfolios.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. A Sub-Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Sub-Adviser also generally prefers companies with a competitive advantage such as unique management, marketing or research and development.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Sub-Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Core investing is an investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Fundamental analysis generally involves the analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Tactical Strategies

As described in the Combined Proxy Statement/Prospectus, the Adviser invests a portion of certain Portfolios’ and Underlying Portfolios’ assets in futures and options to manage each such Portfolio’s overall equity exposure. The following provides additional information regarding the Adviser’s implementation of these management strategies. Each such Portfolio uses proprietary models to implement its tactical investment strategy. The level of each such Portfolio’s exposure to a particular index generally is determined based on an assessment of market fundamentals and quantitative signals of market movement, including the level of volatility in the market as may be measured by the Chicago Board Options Exchange Volatility Index (the “VIX Index”) or another quantitative indicator of market volatility. The VIX Index is a measure of market expectations of near-term volatility based on the S&P 500 Index option prices. A Portfolio will decrease or increase its exposure to the relevant index based on thresholds of market volatility as measured by the VIX Index or another quantitative indicator of market volatility. These thresholds may be different for each such Portfolio and may be changed from time to time without shareholder approval. The thresholds for each such Portfolio may differ based on a variety of factors, including whether the particular Portfolio is offered on a stand alone basis as an investment option for Contract owners or as an investment option for other portfolios managed by the Adviser that invest in the Portfolio as part of an investment strategy to manage the overall volatility of the investing fund’s portfolio. During periods of extremely high market volatility, it is possible that a Portfolio could have zero or negative exposure to the relevant index. During periods of unusually low market volatility, it is possible that a Portfolio could have 100% or more exposure to the relevant index.

Hybrid Portfolios

As described in this Prospectus, the Adviser allocates the assets of the Franklin Balanced Portfolio and Global Bond PLUS Portfolio (each, a “Hybrid Portfolio”) among two or more portions of the Portfolio, each of which is managed using different yet complementary investment strategies. Each allocation percentage for a Hybrid Portfolio is an asset allocation target established by the Adviser intended to achieve the Hybrid Portfolio’s investment objective and may be changed without shareholder approval. Each portion of a Hybrid Portfolio may deviate temporarily from its asset allocation target for defensive purposes, in response to large inflows or outflows of assets to and from the Hybrid Portfolio (e.g., in connection with asset allocation rebalancing transactions, reorganization transactions and separate account substitution transactions), or as a result of appreciation or depreciation of its holdings. The Adviser rebalances each portion of a Hybrid Portfolio as it deems appropriate. To the extent that a Hybrid Portfolio is being rebalanced, experiences large inflows or outflows, or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategy.

Additional Strategies

The following provides additional information regarding the principal investment strategies discussed in “Comparison of Investment Objectives, Policies and Strategies,” in the Combined Proxy Statement/Prospectus and additional investment strategies that a Portfolio may employ in pursuing its investment objective. The Portfolios may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see each Portfolio’s respective Statement of Additional Information.

Balanced Strategy Portfolio and Energy Portfolio

Cash and Short-Term Investments. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the investment manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited. The Portfolio also may invest its uninvested cash in high quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent the Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act. Generally, these securities offer less potential for gains than other types of securities.

Portfolio Turnover. The Portfolio does not restrict the frequency of trading to limit expenses. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment goal. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities. The Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Core Plus Bond Portfolio, Franklin Balanced Portfolio, Global Bond PLUS Portfolio, Natural Resources Portfolio

Bank Loans. A Portfolio may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. A Portfolio may acquire a bank loan through a participation interest, which gives the Portfolio the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the lender receives the payments from the borrower, or through an assignment in which a Portfolio succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. Bank loans may be issued in connection with acquisitions, refinancings and recapitalizations.

Cash and Short-Term Investments. A Portfolio may hold cash or invest in short-term paper and other short-term investments as deemed appropriate by the Adviser. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited. A Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent the Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act. Generally, these securities offer less potential for gains than other types of securities.

Convertible Securities. Certain Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into the common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Currency. A Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. Forward foreign currency exchange contracts (“forward contract”) are a type of derivative that may be utilized by a Portfolio. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement and no commissions are charged at any stage for trades. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives. A Portfolio may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Portfolio may invest and to other economic factors that affect the Portfolio’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other portfolio management purposes. In general terms, a derivative instrument is an investment contract, the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps (including interest rate swaps, total return swaps, currency swaps, credit default swaps and contracts for difference) and forward contracts, and structured securities, including forward currency contracts, are examples of derivatives in which a Portfolio may invest. A Portfolio that engages in derivatives transactions may maintain a significant percentage of its assets in cash and cash equivalent instruments or other liquid assets, which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Equity Securities. Certain Portfolios, including certain Portfolios that invest primarily in debt securities, may invest in equity securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts.

Exchange-Traded Funds (“ETFs”). A Portfolio may invest in ETFs. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, an index-based ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. ETFs also may be actively managed. By investing in a Portfolio that invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, a Portfolio may rely on certain SEC rules or exemptive orders to invest in ETFs beyond the statutory limits.

Fixed Income Securities. A Portfolio may invest in short- and long-term fixed income securities in pursuing its investment objective and for other portfolio management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities. Certain Portfolios may invest in foreign securities. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures. A Portfolio may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which the Portfolio will invest are highly standardized contracts that typically trade on futures exchanges.

The use of futures contracts and similar instruments may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the futures contract upon entering into the contract. Instead, the Portfolio, upon entering into a futures contract (and to maintain its open position in a futures contract), is required to post collateral for the contract, known as “initial margin” and “variation margin,” the amount of which may vary but which generally equals a relatively small percentage (e.g., less than 5%) of the value of the contract being traded.

Illiquid Investments. Each Portfolio may invest up to 15% of its net assets in illiquid investments. Illiquid investment means any investment the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Inflation-Indexed Bonds. A Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for Treasury inflation-indexed bonds. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond is taxable as ordinary income in the taxable year of the increase to an investing Portfolio, which generally must distribute the amount of that income for federal income tax purposes, even though it does not receive cash representing the increase until the bond’s maturity.

Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the relevant index (e.g., the Bloomberg Barclays World Government Inflation-Linked Index (hedged)) will be calculated using the same conversion factors.

Initial Public Offerings (“IPOs”). Each of the Portfolios that may invest in equity securities may participate in the IPO market. An IPO is the first sale of stock by a company to the public. Companies offering an IPO are sometimes new or young companies or sometimes companies that have been around for many years but are deciding to go public.

Insured Bank Obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolios may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the limit for illiquid investments for each Portfolio unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Inverse Floaters. Certain Portfolios may invest in inverse floaters. Inverse floaters are securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as the Secured Overnight Financing Rate or an alternative reference rate. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate.

Investment Grade Securities. A Portfolio may invest in investment grade debt securities. Investment grade securities are rated in one of the four highest rating categories by Moody’s, S&P or Fitch, comparably rated by another rating agency or, if unrated, determined by the applicable Sub-Adviser to be of comparable quality.

Loan Participations and Assignments. Certain Portfolios may invest in loan participations and assignments. These investments are typically secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions, and may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Mortgage- and Asset-Backed Securities. A Portfolio may invest in mortgage- and asset-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Non-Investment Grade Securities. Certain Portfolios, including Portfolios that invest primarily in equity securities, may invest in securities rated below investment grade (i.e., BB or lower by S&P or Fitch, Inc. (“Fitch”), Ba or lower by Moody’s or determined by the applicable Sub-Adviser to be of comparable quality), sometimes referred to as “junk bonds.” Junk bonds are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength.

Options. A Portfolio may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs tracking certain securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Turnover. The Portfolios do not restrict the frequency of trading to limit expenses. A Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Preferred Stocks. A Portfolio may invest in preferred stock. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Securities of Other Investment Companies. Certain Portfolios may invest in the securities of other investment companies to the extent permitted by applicable law. Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios may rely to invest in other investment companies in excess of these limits, subject to certain conditions. Other investment companies in which certain Portfolios may invest include ETFs, as discussed in “Exchange-Traded Funds (“ETFs”)”.

Short Sales. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a Portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the open market at a price lower than the price at which it sold the security. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss.

Swaps. A Portfolio may engage in swap transactions. Swap contracts are derivatives in the form of a contract or other similar instrument that is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified security or index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, total return on equity securities, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices).

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment objective. In addition, each Hybrid Portfolio may vary from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities. A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.

Zero Coupon and Pay-in-Kind Securities. Zero coupon securities are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Convertible securities, corporate debt securities, mortgage- and asset-backed securities, U.S. government securities, foreign securities and other types of debt instruments may be structured as zero coupon or pay-in-kind securities.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of a Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect a Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

In this section, the term “Portfolio” may include a Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

Principal Risks:    As indicated in “Comparison of Principal Risks” in each Proposal in the Combined Proxy Statement/Prospectus, a Portfolio may be subject to the following principal risks:

Affiliated Portfolio Risk:    In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser is subject to conflicts of interest in allocating a Portfolio’s assets among the various Underlying Portfolios because the revenue it receives from some of the Underlying Portfolios is higher than the revenue it receives from other Underlying Portfolios and because the Adviser is also responsible for managing, administering, and with respect to certain Underlying Portfolios, an affiliate is responsible for sub-advising, the Underlying Portfolios.

A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows may be frequent and could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value and performance and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s ability to meet shareholder redemption requests or could limit an Underlying Portfolio’s and, in turn, a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser also may be subject to conflicts of interest in selecting shares of Underlying Portfolios for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could increase an Underlying Portfolio’s and, in turn, a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying Portfolio’s and, in turn, a Portfolio’s, actual expenses to increase, or could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is in the best interest of that Portfolio and Underlying Portfolio and that is consistent with its investment objective, policies, and strategies.

Asset Allocation Risk:    The investment performance of an allocation Portfolio depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations or the securities markets generally over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause a Portfolio to lose value, may not produce the desired results, or may cause a Portfolio’s results to lag relevant benchmarks or other Portfolios with similar investment objectives. For example, weighting equity securities too heavily during a period of stock market decline may result in a failure to preserve capital. Conversely, weighting debt securities too heavily during a period of stock market appreciation may result in lower total return.

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure, and for other portfolio management purposes. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect a Portfolio’s performance due to missed investment opportunities and may also subject a Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations, and costs, such as any fees imposed for large cash balances.

Collateralized Loan Obligations Risk:    Collateralized loan obligations (“CLOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CLO also depend in part on the quality and type of the collateral and the class or “tranche” of the CLO in which a Portfolio invests. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by a Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under a Portfolio’s liquidity policies. CLOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that a Portfolio may invest in CLOs that are subordinate to other classes; and (d) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to a Portfolio.

Commodity Risk:    Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities, and changes in those markets may cause the Portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. The frequency, duration and magnitude of such changes cannot be predicted. The prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease, and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments, which may impair the ability of a Portfolio to sell or realize the full value of such investments in the event of the need to liquidate such investments.

Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect a Portfolio’s performance. Although investments in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

Convertible Securities Risk:    A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, but a Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. To the extent a Portfolio invests in convertible securities issued by small- or mid-cap companies, it also will be subject to the risks of investing in these companies. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Credit Risk:    A Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations, which may cause the Portfolio’s holdings to lose value. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Higher credit ratings correspond to lower perceived credit risk, and lower credit ratings correspond to higher perceived credit risk. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events, and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Credit ratings also may be influenced by conflicts of interest. Credit ratings represent a rating agency’s opinion regarding the quality of a security and are not a guaranty of quality. Credit ratings do not protect against a decline in the value of a security. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. When a fixed income security is not rated, an investment manager may have to assess the risk of the security itself. In addition, legislation and regulations to reform rating agencies could adversely impact a Portfolio’s investments or investment process.

Derivatives Risk:    A derivative instrument is generally an investment contract the value of which depends upon (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). A Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Examples of derivative instruments include, among others, futures contracts, options contracts, options on futures contracts, forward contracts, and swaps. Particular derivative instruments that a Portfolio may use are described in each Proposal under “Comparison of Investment Objectives, Policies and Strategies” in the Combined Proxy Statement/Prospectus. The following provides a more general discussion of important risk factors (e.g., management risk, leveraging risk, liquidity risk, market and interest rate risk, counterparty and credit risk, and other risks) relating to all derivative instruments that a Portfolio may use. A discussion of additional risks associated with particular derivative instruments follows the general discussion, and particular derivative instruments are discussed in more detail under “Additional Investment Strategies and Risks” in the Statement of Additional Information.

Management Risk:    Derivative products are highly specialized instruments. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. The use of a derivative requires an understanding not only of the underlying asset, reference rate, index or event, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Leveraging Risk:    Derivatives may be leveraged such that a small investment can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain, and a Portfolio could lose more than the amount it invested. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that a rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses. Some derivatives can have the potential for unlimited losses.

Liquidity Risk:    It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives, and the resulting inability of a Portfolio to sell or otherwise close out a derivatives position, could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. When a Portfolio uses derivatives, it likely will be required to provide margin or collateral and/or segregate cash or other liquid assets. Assets segregated to cover these transactions may decline in value, may become illiquid, and are not available to meet redemptions. The need to segregate assets also could limit a Portfolio’s ability to pursue other opportunities as they arise.

Market and Interest Rate Risk:    Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. The successful use of derivatives will usually depend on the Adviser’s or a Sub-Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Adviser or a Sub-Adviser does not predict correctly the direction of asset prices, interest rates and other economic factors, a Portfolio’s derivatives positions could lose value. Derivatives may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. While some derivatives strategies can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Portfolio investments.

Counterparty and Credit Risk:    A Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. To the extent a Portfolio has significant exposure to a single counterparty or small group of counterparties, this risk will be particularly pronounced. In addition, derivatives traded over-the-counter that are uncleared do not benefit from the protections provided by exchanges and central counterparties (derivatives clearing organizations and clearing corporations) in the event that a counterparty is unable or unwilling to fulfill its contractual obligation. Such uncleared over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives that are cleared by a central counterparty.

Valuation Risks:    Derivatives also may be subject to the risk of mispricing or improper valuation. Derivatives can be difficult to value, and valuation may be more difficult in times of market turmoil. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index.

Other Risks:    Derivatives also may be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, as well as legal risks, such as insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial or that, if used, such strategies will be successful. Derivatives also may involve fees, commissions, or other costs that may reduce a Portfolio’s gains or exacerbate its losses from the derivatives.

The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. The federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

Legislative and regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by a Portfolio more costly, and may otherwise adversely impact the performance and value of derivatives. Such developments may also impact a Portfolio’s ability to invest, or remain invested, in certain derivatives and subject a Portfolio to additional recordkeeping and reporting requirements. For example, the SEC recently adopted new requirements and restrictions on registered funds’ (including the Portfolios’) use of derivatives, with which the Portfolios generally will be required to comply in 2022. Complying with these new requirements may increase the cost of a Portfolio’s investments and the cost of implementing a Portfolio’s investment program and related operations, which could adversely affect a Portfolio and its investors.

A discussion of additional risks associated with particular derivative instruments follows:

Futures Contract Risk:    There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its futures positions could also be impaired.

Options Contract Risk:    By writing put options, a Portfolio takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When a Portfolio writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and a Portfolio is not able to close out its written put options, it may result in substantial losses to the Portfolio. By writing a call option, a Portfolio may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, a Portfolio must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. Additionally, volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with options. When a Portfolio writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that a Portfolio has written is exercised, the Portfolio will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Portfolio purchased the instrument and the strike price of the option. A Portfolio will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that a Portfolio has purchased is never exercised or closed out, the Portfolio will lose the amount of the premium it paid and the use of those funds.

Forward Contract Risk:    There are no limits on daily price fluctuations of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (i.e., the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).

Swaps Risk:    Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Portfolio is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that a Portfolio is contractually entitled to receive.

Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for certain swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.

Distressed Companies Risk:    A Portfolio may invest in distressed debt securities, including loans, bonds and notes, many of which are not publicly traded and may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Distressed debt securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may change rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than expected. A Portfolio may lose a substantial portion or all of its investment in such securities or it may be required to accept cash, securities or other property with a value less than the Portfolio’s original investment. Defaulted debt securities involve risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security held by a Portfolio defaults, the Portfolio may experience a significant or complete loss on the security. Securities tend to lose much of their value before the issuer defaults. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Dollar Roll and Sale-Buyback Transactions Risk:    Dollar roll and sale-buyback transactions may increase a Portfolio’s volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio

Energy Sector Risk:    The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the coronavirus (COVID-19) pandemic as well as price competition among key oil-producing countries. The low price environment caused financial hardship for energy companies and has led to, and may continue to lead to, energy companies defaulting on debt and filing for bankruptcy. The energy markets may continue to experience stress and relatively high volatility for a prolonged period. In addition, the energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector may fluctuate widely and could be adversely affected by, among other factors, the levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment, labor relations, and the economic growth and stability of the key energy-consuming countries. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife, natural disasters or other catastrophes. Any such event could result in a material adverse impact to a Portfolio’s holdings and the performance of a Portfolio. In addition, there is growing political pressure to reduce the use of fossil fuels, which could begin to impact the securities of companies in the fossil fuel industry and the prices of related commodities. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

Equity Risk:    In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities generally have greater price volatility than fixed income securities.

Exchange-Traded Funds (“ETFs”) Risk:    A Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. A Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary. A Portfolio does not control the investments of the ETFs, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that such an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance not to match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index, and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results.

Moreover, there is the risk that an ETF may value certain securities at a price higher than the price at which it can sell them. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, war or other political or economic actions or factors, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than the costs of buying and selling domestic securities. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. To the extent a Portfolio invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk:    Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk:    Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America, and Africa. There are greater risks and uncertainties involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political, economic or social structures or intervene in or manipulate the financial markets. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging market country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, and investment returns. The U.S. government also may impose restrictions on the ability of U.S. investors to hold and/or acquire securities of certain companies in emerging market countries, which may adversely impact a Portfolio.

In addition, companies in emerging market countries may be newly organized, smaller and less seasoned, and the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of developed countries. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. Emerging market countries often have less uniformity in (or may lack) regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers; less reliable clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; and less reliable registration and custodial procedures, which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of the Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

European Economic Risk:    The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In addition, uncertainties regarding the viability of the EU have impacted and may continue to impact markets in the United States and around the world. Withdrawals from the EU (or the possibility of such withdrawals or the dissolution of the EU) could cause additional and significant market disruption globally and introduce new legal and regulatory uncertainties.

The United Kingdom (the “UK”) left the EU on January 31, 2020, commonly referred to as “Brexit.” While an agreement governing post-Brexit trade between the UK and the EU was reached in December 2020, significant issues, such as market access for financial firms and applicable data protection standards, remain unsettled, and it is unclear what form a permanent arrangement with respect to such issues may take or what impact it would have on the UK regulatory regime. The UK has one of the largest economies in Europe and is a major trading partner with the other EU countries and the United States. Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy, price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could adversely affect the value of a Portfolio’s investments.

Geographic Concentration Risk:    A Portfolio that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse economic, political, social, currency, or regulatory developments. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, fires, droughts or tsunamis and are economically sensitive to environmental events. The risks associated with investing in a narrowly defined geographic area also are generally more pronounced with respect to investments in emerging market countries.

International Fair Value Pricing Risk:    A Portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Portfolio’s net asset value is determined. If such arbitrage attempts are successful, the Portfolio’s net asset value might be diluted. A Portfolio’s use of fair value pricing in certain circumstances may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Portfolio’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that the use of fair value pricing will limit a Portfolio’s ability to implement its investment strategy (e.g., reduce the volatility of the Portfolio’s share price) or achieve its investment objective.

Regulatory Risk:    Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk:    Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Trade Suspensions Risk:    Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a Portfolio holds material positions in such suspended securities or instruments, the Portfolio’s ability to liquidate its positions may be compromised and the Portfolio could incur significant losses.

Government Securities Risk:    Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae)) and government sponsored enterprises (“GSEs”) (such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac)), are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or repayment of principal. This would result in losses to a Portfolio. Securities issued or guaranteed by GSEs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, GSEs may not have the funds to meet their payment obligations in the future. Further, any government guarantees on U.S. government securities that a Portfolio owns extend only to the timely payment of interest and repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Portfolio.

In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.

Hedging Risk:    If the Portfolio takes a hedging position (such as long or short positions) in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for the Portfolio. Further, foreign currency transactions that are intended to hedge the currency risk associated with investing in foreign securities and protect against the risk of loss that would result from a decline in the value of the hedged currency may also limit any potential gain that might result should the value of such currency increase.

Index Strategy Risk:    A Portfolio (or a portion thereof) that employs an index strategy generally invests in all of the securities included in (or “replicates”) an index or invests in a representative sampling of such securities, regardless of market trends, to seek to track the performance of an unmanaged index of securities, whereas an actively managed Portfolio (or portion thereof) typically seeks to outperform a benchmark index. A Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, a Portfolio will be subject to investment concentration risk. In addition, although the index strategy attempts to closely track the relevant index, a Portfolio may not invest in all of the securities in the index. Also, unlike index performance, a Portfolio’s performance will be reduced by its fees and expenses. Cash flow into and out of a Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match or achieve a high degree of correlation to that of the relevant index. Tracking error may cause a Portfolio’s performance to be less than expected. In addition, to the extent a Portfolio’s investments track the relevant index, the Portfolio may underperform other portfolios that invest more broadly.

To the extent a Portfolio utilizes a representative sampling approach, it may experience tracking error to a greater extent than if the Portfolio sought to replicate the index. A Portfolio’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development with respect to an issuer of securities held by the Portfolio could result in a greater decline in net asset value than would be the case if the Portfolio held all of the securities in the index.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise and rise in value when real interest rates decline. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments.

Interest Rate Risk:    Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in federal tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. However, there can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, or that any such policy will have the desired effect on interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount.

Very low or negative interest rates may magnify interest rate risk by, among other things, reducing or eliminating interest income and causing declines in the value of investments in income producing or debt securities. A significant or rapid rise in interest rates also could result in losses to a Portfolio. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the U.S. Federal Reserve, primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates.

Investment Grade Securities Risk:    Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Large Shareholder Risk:    A significant percentage of a Portfolio’s shares may be owned or controlled by the Adviser and its affiliates, other Portfolios advised by the Adviser (including funds of funds), or other large shareholders, including primarily insurance company separate accounts. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution and other transactions by affiliates of the Advise. These inflows and outflows may be frequent and could negatively affect a Portfolio’s net asset value and performance, and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for a Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect a Portfolio’s ability to meet shareholder redemption requests or could limit a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser or its affiliates also may be subject to conflicts of interest in selecting shares of Portfolios for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could increase a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause a Portfolio’s actual expenses to increase, or could result in a Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Portfolio’s expense ratio.

Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to a Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, or have embedded leverage, relatively small market fluctuations can result in large changes in the value of such investments. In addition, the costs that a Portfolio pays to engage in these practices are additional costs borne by the Portfolio and could reduce or eliminate any net investment profits. Unless the profits from engaging in these practices exceed the costs of engaging in these practices, the use of leverage will diminish the investment performance of a Portfolio compared with what it would have been had the Portfolio not used leverage. There can be no assurance that a Portfolio’s use of any leverage will be successful. When a Portfolio utilizes certain of these practices, it must comply with certain asset segregation requirements, which at times may require the Portfolio to dispose of some of its holdings at an unfavorable time or price. The need to segregate assets also could limit a Portfolio’s ability to pursue its objectives or other opportunities as they arise.

Liquidity Risk:    From time to time, there may be little or no active trading market for a particular investment in which a Portfolio may invest or is invested due to a variety of circumstances, including but not limited to deterioration in the financial condition of an issuer or issuers in a particular industry or market segment, periods of economic and market stress, changes in investor perceptions regarding an issuer or industry, periods of market volatility that trigger market circuit breakers that halt trading in securities or close markets entirely, planned market closures, shortened trading hours, extended market holidays, and other reasons. In such a market, the value of such investments and a Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve a Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, a Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in valuing illiquid investments than investments with more active markets, and there is a greater risk that the investments may not be sold for the price at which a Portfolio is carrying them. A Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. In addition, the trading market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An inability to sell a portfolio position can adversely affect a Portfolio’s value or prevent a Portfolio from being able to take advantage of other investment opportunities. Market participants attempting to sell the same or a similar investment at the same time as a Portfolio could decrease the liquidity of such an investment, especially during periods of market stress. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect a Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

The SEC has instituted various requirements for open-end funds, including the Portfolios, to establish, and the Portfolios have established, a program to manage liquidity risks. These requirements are intended to reduce liquidity risk, but they may not work as intended. Analyses, judgments and decisions made in connection with administering the liquidity risk management program may be incorrect or otherwise may not produce the desired results. In addition, changes in market conditions, which may occur rapidly and unpredictably, may adversely affect the administration of the program. Changes related to the requirements may increase a Portfolio’s expenses, may negatively affect a Portfolio’s yield and return potential, and may not reduce a Portfolio’s liquidity risk.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets, may alter or impair a Portfolio’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods (bank loans may have trade settlement periods that extend beyond seven days). As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions.

A Portfolio’s investments in loans are subject to the risk that the Portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured loan’s collateral would satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans since there is no recourse for the lender to collateral. Loans in which a Portfolio may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be unrated, and a Portfolio’s Sub-Adviser may be required to rely exclusively on its own analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.

Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that mandate or prohibit certain borrower actions, including financial covenants (or “maintenance covenants”) that dictate certain minimum and maximum financial performance levels. Certain types of loans contain fewer maintenance covenants than traditional loans (or no maintenance covenants at all) and may not include terms that permit the lender to monitor the financial performance of the borrower and declare an event of default if certain criteria are breached. This may hinder a Portfolio’s ability to reprice credit risk associated with the borrower and reduce a Portfolio’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Portfolio’s exposure to losses on these types of loans may be increased, especially during a downturn in the credit cycle.

A Portfolio may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, a Portfolio normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. A Portfolio may also purchase a participation in a loan interest that is held by another party. When a Portfolio’s loan interest is a participation, the Portfolio may have less control over the exercise of remedies than the party selling the participation interest, and the Portfolio normally would not have any direct rights against the borrower. It is possible that a Portfolio could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation. The potential for such liability is greater for an assignee than for a participant.

Market Risk:    A Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation, changes in interest rates or currency rates, lack of liquidity in the markets, or adverse investor sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry.

Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Changes in value may be temporary or may last for extended periods. A Portfolio may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises (such as epidemics and pandemics) and social unrest, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Market speculation focused on profiting from fluctuations in the value of one or more securities or asset classes over a short period of time may result in large-scale and sudden purchases and sales of those securities or asset classes, which can significantly affect the value of those securities and asset classes as well as the market more broadly in unexpected ways, and cause significant share price volatility and losses for a Portfolio. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Furthermore, scientific consensus indicates that elevated concentration of greenhouse gas emissions in the atmosphere is contributing to climate change. Impacts from climate change may include significant risks to global financial assets and economic growth. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

In addition, markets and market-participants are increasingly reliant on both publicly available and proprietary information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments, which can negatively affect their value. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company securities tend to rise and fall in value more frequently than the prices of securities of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their securities could decline significantly. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Mortgage-Related and Other Asset-Backed Securities Risk:    Investments in mortgage-related and other asset-backed securities are subject to credit risk, liquidity risk, the risk of default, interest rate risk, and prepayment and extension risk, sometimes to a greater extent than various other types of fixed income investments. Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities may decrease the value of such securities, which could result in losses to a Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, even when there is no default or threat of default, instability in the markets for mortgage-related and other asset-backed securities may reduce (at times, significantly) the liquidity of such securities. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-related and other asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

If a Portfolio purchases mortgage-related or other asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio, as a holder of those securities, may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time.

Payment of interest and repayment of principal, the schedule for which varies based on the terms of the loan, may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by various forms of insurance or guarantees, including letters of credit, surety bonds, or other credit or liquidity enhancements. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may lock in a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates. Unscheduled prepayments also would limit the potential for capital appreciation on these securities and may make them less effective than other fixed income securities as a means of “locking in” long-term interest rates, thereby reducing the Portfolio’s income. Prepayment rates are difficult to predict, and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility.

Privately issued mortgage-related and other asset-backed securities may be subject to heightened liquidity risk. During periods of market stress or high redemptions, a Portfolio may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately issued mortgaged-related and other asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting standards for the underlying mortgages that are applicable to those mortgage-related securities that have U.S. government or government-sponsored enterprise (“GSE”) guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk, or other underwriting characteristics than U.S. government or GSE mortgage-related securities.

Mortgage-backed securities issued in the form of collateralized mortgage obligations (“CMOs”) are collateralized by mortgage loans or mortgage pass-through securities. In periods of supply and demand imbalances in the market for CMOs or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs and other mortgage-backed securities may be structured similarly to collateralized debt obligations (“CDOs”) and may be subject to similar risks.

Multiple Sub-Adviser Risk:    The Adviser may allocate a Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect a Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of a Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of a Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

If the Adviser hires, terminates or replaces a Sub-Adviser to a Portfolio or adjusts the asset allocation among Sub-Advisers in a Portfolio, the Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Sub-Advisers. A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the changes.

Natural Resources Sector Risk:    The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

Non-Diversified Portfolio Risk:    A Portfolio that employs a strategy of investing in the securities of a limited number of companies, including a Portfolio that is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. A Portfolio using such a focused investment strategy may experience greater performance volatility than a Portfolio that is more broadly invested.

Non-Investment Grade Securities Risk:    Bonds rated below BBB by S&P or Fitch or below Baa by Moody’s or, if unrated, determined by the investment manager to be of comparable quality, are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the reliance on credit ratings may present additional risks. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative.

Oil and Gas Sector Risk:    The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of Portfolios investing more broadly.

Portfolio Management Risk:    A Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to a Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies, some of which are created or maintained by an investment manager or its affiliates and some of which are created or maintained by third parties. A Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. Imperfections, errors or limitations may go undetected, possibly for quite some time, which could adversely affect decision making for a Portfolio, as well as a Portfolio’s operations or performance. There can be no assurance that the use of these technologies will result in effective investment decisions for a Portfolio.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return. A Portfolio that adopts new investment objectives or policies or portfolio management strategies, has a new or an additional Sub-Adviser, and/or undergoes a reorganization with another Portfolio may experience substantially increased portfolio turnover due to the differences between the Portfolio’s previous and current investment objectives and policies and portfolio management strategies.

Preferred Stock Risk:    Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities. Preferred stock also may be less liquid than common stock. To the extent that a Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Prepayment Risk and Extension Risk:    Prepayment risk is the risk that the issuer of a security held by a Portfolio may pay off principal more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Falling interest rates generally result in quicker payoffs as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the issuer of a security held by a Portfolio may pay off principal more slowly than originally anticipated. Rising interest rates generally result in slower payoffs, which effectively increase the duration of certain debt securities and heighten interest rate risk. Additionally, a Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.

Privately Placed and Other Restricted Securities Risk:    Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to a Portfolio. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio’s illiquidity. The Adviser or Sub-Adviser may determine that certain securities qualified for trading under Rule 144A are liquid. Where registration of a security is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Portfolio desires to sell (and therefore decides to seek registration of) the security, and the time the Portfolio may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which a Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing a Portfolio’s net asset value.

Redemption Risk:    A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Redemption risk also is greater to the extent that one or more investors control a large percentage of investments in a Portfolio, have short investment horizons, or have unpredictable cash flow needs. Heavy redemptions could hurt a Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. In addition, significant securities market disruptions related to the coronavirus disease (COVID-19) pandemic have led to dislocation in the market for a variety of fixed income securities (including, without limitation, commercial paper, corporate debt securities, certificates of deposit, asset-backed debt securities and municipal obligations), which has decreased liquidity and sharply reduced returns in certain cases. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs:    A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses paid by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios and Underlying ETFs, as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios’ and Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. In addition, because each Underlying Portfolio and Underlying ETF is managed independently, the same security may be held by different Underlying Portfolios and Underlying ETFs, or may be acquired for one portfolio at a time when another portfolio deems it appropriate to dispose of the security, resulting in higher indirect expenses without accomplishing any net investment result. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary. A Portfolio does not control the investments of the Underlying Portfolios or Underlying ETFs, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The Underlying Portfolios and Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an Underlying Portfolio or Underlying ETF at a time and price that is unfavorable to the Portfolio.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that such an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance not to match the performance of its index. An Underlying ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the Underlying ETF could result in a greater decline in net asset value than would be the case if the Underlying ETF held all of the securities in the index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater. No ETF fully replicates its index, and an Underlying ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the Underlying ETF manager may not produce the intended results.

Moreover, there is the risk that an Underlying ETF may value certain securities at a price higher than the price at which it can sell them. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the Underlying ETFs could be substantially and adversely affected. In addition, because Underlying ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an Underlying ETF may be different from the net asset value of such ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Sector Risk:    To the extent a Portfolio invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect that sector, industry, or sub-sector. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Portfolio’s performance could also be affected if the sector, industry, or sub-sector does not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Securities Lending Risk:    A Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to seek income. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. government or its agencies, or a standby letter of credit issued by qualified banks. A Portfolio could lose money on its investment of cash collateral. To the extent that portfolio securities acquired with such collateral have decreased in value, it may result in a Portfolio realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into a Portfolio. The risks of lending portfolio securities, as with other extensions of secured credit, also consist of possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral) or in the recovery of the loaned securities, or possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities. Securities loans are subject to termination by a Portfolio (lender) or a borrower at any time. If a Portfolio terminates a securities loan, it will forego any income on the loan after the termination. Loans will be made only to firms deemed by the Adviser to be of good standing and approved by the Board and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Short Position Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains. Short sales involve greater reliance on an investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, particularly in cases where a Portfolio is unable, for whatever reason, to close out its short position, because the Portfolio may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with short sales. In addition, by investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss more than it would be without the use of leverage. Market or other factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice.

If this happens, the Portfolio may have to buy the securities sold short at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss to the Portfolio. When a Portfolio is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.

Variable and Floating Rate Securities Risk: The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

Certain variable and floating rate securities have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects a Portfolio from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the security, and a Portfolio may not benefit from increasing interest rates for a significant period of time. Rates on certain variable rate securities typically reset only periodically. As a result, changes in prevailing interest rates, particularly sudden and significant changes, can cause some fluctuations in a Portfolio’s value to the extent that it invests in variable rate securities.

Volatility Management Risk (Balanced Strategy Portfolio): A Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make short-term adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, a Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser. Volatility is a statistical measure of the magnitude of changes in a portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in a portfolio’s returns.

The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, a Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, a Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments. When equity exposure is reduced, a lack of correlation between the changes in the value of the futures contracts or other instruments used in connection with the volatility management strategy and the value of an Underlying Portfolio’s other equity investments (if any) being hedged could result in losses.

Any one or more of these factors may prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, a Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus a Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore a Portfolio’s performance, may be lower than the performance of similar funds where volatility management techniques are not used. In addition, the Adviser and its insurance company affiliates manage or advise other funds and accounts that engage in and compete for transactions in the same types of securities and instruments (such as futures contracts) as an Underlying Portfolio. Such transactions could affect the prices and availability of the securities and instruments in which an Underlying Portfolio invests, directly or indirectly, and could have an adverse impact on an Underlying Portfolio’s performance, and therefore a Portfolio’s performance. Consistent with its fiduciary duties, the Adviser seeks to implement each Underlying Portfolio’s investment program in a manner that is in the best interests of the Underlying Portfolio and that is consistent with the Underlying Portfolio’s investment objective, policies and strategies.

Volatility Management Risk (Franklin Balanced Portfolio): The Adviser from time to time may employ various volatility management techniques or make short-term adjustments to a Portfolio’s asset mix (such as by using ETFs or futures and options to manage equity exposure) in managing certain Portfolios. Although these actions are intended to reduce the overall risk of investing in a Portfolio, they may not work as intended and may result in losses by a Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when a Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser. Volatility is a statistical measure of the magnitude of changes in a portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in a portfolio’s returns.

The result of a Portfolio’s volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of a Portfolio’s volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser uses proprietary modeling tools to implement a Portfolio’s volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose a Portfolio to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose a Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by a Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments. When equity exposure is reduced, a lack of correlation between the changes in the value of the futures contracts or other instruments used in connection with the volatility management strategy and the value of a Portfolio’s other equity investments (if any) being hedged could result in losses.

Any one or more of these factors may prevent a Portfolio from achieving the intended volatility management or could cause a Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit a Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in a Portfolio, may result in underperformance by a Portfolio. For example, if a Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. A Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used. In addition, the Adviser and its insurance company affiliates manage or advise other funds and accounts that engage in and compete for transactions in the same types of securities and instruments (such as futures contracts) as a Portfolio. Such transactions could affect the prices and availability of the securities and instruments in which a Portfolio invests, directly or indirectly, and could have an adverse impact on a Portfolio’s performance. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk:    When-issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will decline in value prior to its delivery. This risk is in addition to the risk that a Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk:    A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

General Risks:    Each Portfolio may be subject to certain general risks, as discussed below. The risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect a Portfolio’s performance.

Asset Class Risk:    A Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which it invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Concentration Risk. If an Underlying Portfolio or Underlying ETF concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Counterparty Risk: A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance or non-performance by, another party to a transaction.

Cybersecurity and Operational Risk:    A Portfolio and its service providers, and your ability to transact with a Portfolio, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a Portfolio or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on a Portfolio and its shareholders.

The occurrence of any of these problems could result in a loss of information, the inability to process Portfolio transactions or calculate a Portfolio’s net asset value, violations of applicable privacy and other laws, regulatory scrutiny, penalties, fines, reputational damage, additional compliance costs or other consequences, any of which could have a material adverse effect on a Portfolio or its shareholders. The Adviser, through its monitoring and oversight of Portfolio service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser or Portfolio service providers to identify all of the cybersecurity or other operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at a Portfolio’s service providers could impact the ability to conduct the Portfolio’s operations. Most issuers in which a Portfolio invests are heavily dependent on computers for data storage and operations and require ready access to the internet to conduct their businesses. Thus, cybersecurity incidents could also affect issuers of securities in which a Portfolio invests, leading to significant loss of value. A Portfolio may incur substantial costs to prevent or address cybersecurity incidents in the future.

Insurance Fund Risk:    The Portfolios are available through Contracts offered by insurance company affiliates of the Adviser, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Adviser’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Adviser is subject to conflicts of interest in connection with providing advice to, or developing strategies and modeling tools used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the modeling tools used to manage a Portfolio). The performance of a Portfolio may impact the obligations and financial exposure of the Adviser’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option, and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Adviser’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or modeling tools and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The financial benefits to the Adviser’s insurance company affiliates may be material. The performance of a Portfolio also may adversely impact the value of Contracts that offer the Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Combined Proxy Statement/Prospectus.

Issuer-Specific Risk:    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as litigation or natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Recent Market Conditions Risk.    An outbreak of infectious respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in late 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty. The impact of the COVID-19 pandemic caused significant volatility in global financial markets and has resulted in an economic downturn, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior.

Health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. The impact of the COVID-19 pandemic has negatively affected national and global economies, as well as national and global securities and commodities markets, and could continue to affect economies and markets in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not move effectively to control them, which may occur for political reasons or because of a lack of health care or economic resources.

Governments, including the U.S. federal government, and central banks have taken a variety of actions to limit the negative economic effects of the COVID-19 pandemic with interventions (including fiscal stimulus, welfare benefit programs, and industry support programs) that are unprecedented in size and scope and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Although promising vaccines have been released, the effectiveness of the vaccines is uncertain, their supply is limited, and federal and state governments have experienced, and may continue to experience, significant challenges in distributing them to the public. It may be many months before vaccinations are sufficiently widespread to allow the restoration of full economic activity.

In the future, the U.S. federal government or other governments may take actions that could affect the overall economy as well as the securities in which the Portfolios invest, the markets in which they trade, or the issuers of such securities, in ways that cannot necessarily be foreseen at the present time. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and other outbreaks of infectious diseases or other public health issues that may arise in the future, could also impair the information technology and other operational systems upon which the Adviser relies, and could otherwise disrupt the ability of a Portfolio’s service providers to perform essential tasks. Such impacts could impair a Portfolio’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Portfolio’s service providers, and negatively impact a Portfolio’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes, a trend that may continue in the future.

High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and there may be a further increase in the amount of debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Interest rates have been unusually low in recent years in the United States and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by government policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. In that event, to the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult, if not impossible, for the fund to maintain a stable $1 net asset value per share without financial support from the fund’s sponsor or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Portfolio that uses the fund as an investment option for the Portfolio’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives, or their alteration or cessation.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. Over the past several years, the United States has moved away from tighter legislation and regulation impacting businesses and the financial services industry. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Portfolio and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time. Unexpected political, regulatory and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. While an agreement governing post-Brexit trade between the United Kingdom and the EU was reached in December 2020, significant issues, such as market access for financial firms and applicable data protection standards, remain unsettled, and it is unclear what form a permanent arrangement with respect to such issues may take or what impact it would have on the United Kingdom’s regulatory regime. The long-term impacts of Brexit may include increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Large wildfires driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. The new U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold.

All of these risks may have a material adverse effect on the performance and financial condition of the securities in which the Portfolios invest, and on the overall performance of a Portfolio.

Regulatory Risk:    Each Portfolio is subject to a variety of laws and regulations that govern its operations. Each Portfolio is subject to regulation by the Securities and Exchange Commission (“SEC”), and certain Portfolios are also subject to regulation by the Commodity Futures Trading Commission (“CFTC”). Each Portfolio is also subject to regulations imposed by other governmental regulatory authorities and self-regulatory organizations. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. A change in laws or regulations may materially impact a Portfolio, a security, business, sector or market. For example, a change in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, may impact the Portfolio’s investment policies or strategies, or may reduce the attractiveness of an investment. A Portfolio also may incur additional costs to comply with any new requirements as well as to monitor for compliance with any new requirements going forward. A Portfolio also may be adversely affected by changes in the interpretation or enforcement of existing laws or regulations. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser also is registered with the CFTC as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and, with respect to Portfolios that employ derivatives investments to a greater extent, serves as a CPO. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs, which may be borne by a Portfolio and may affect the Portfolio’s returns.

Risk Management:    The Adviser and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that the Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to the Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Adviser or Sub-Advisers will identify all of the risks that might affect the Portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Sub-Adviser Selection Risk:    A sub-advised Portfolio is subject to the risk that the Adviser’s process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results.

In addition, the Adviser is subject to certain conflicts of interest in connection with recommending the appointment and continued service of Sub-Advisers. The Adviser is affiliated with certain Sub-Advisers and, therefore, the Adviser will benefit not only from the net management fee the Adviser retains, but also from the advisory fees paid by the Adviser to an Affiliated Sub-Adviser. Since the Adviser pays fees to the Sub-Advisers from the management fees that it earns from the Portfolios, any increase or decrease in the advisory fees negotiated with proposed or current Sub-Advisers will result in a corresponding decrease or increase, respectively, in the amount of the management fee retained by the Adviser. The Adviser or its affiliates also have distribution relationships with certain Sub-Advisers or their affiliates under which the Sub-Advisers or their affiliates distribute or support the distribution of investment products issued or sold by the Adviser or its affiliates (including those in which the Portfolios serve as investment options), which could financially benefit the Adviser and its affiliates or provide an incentive to the Adviser in selecting one Sub-Adviser over another. In addition, the Adviser’s and/or its affiliates’ other existing or potential business relationships, including with Sub-Advisers and/or their affiliates, or other financial or personal relationships, could influence the Adviser’s selection and retention or termination of Sub-Advisers. When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on the qualitative and quantitative factors described in detail in the Combined Proxy Statement/Prospectus.

Valuation Risk:    The price at which a Portfolio sells any particular investment may differ from the Portfolio’s valuation of the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require a Portfolio to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. An investment’s valuation may differ depending on the method used for determining value. Investors who purchase or redeem Portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Portfolio had not held fair-valued securities or had used a different valuation methodology. The value of foreign securities, certain futures and fixed income securities, and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded but before a Portfolio determines its net asset value. A Portfolio’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Additional Information about Risks:    Additional information that may be associated with a Portfolio’s principal risks but that may not be principal to a Portfolio’s investment strategies follows:

Banking Industry Sector Risk:    To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

Concentration Risk:    If an Underlying Portfolio or Underlying ETF concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Counterparty Risk:    A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance or non-performance by, another party to a transaction.

Financial Services Sector Risk:    To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

LIBOR Risk:    Trillions of dollars’ worth of financial products and contracts around the world, including some of the Funds’ investments, utilize the London Interbank Offered Rate (or “LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is produced daily by averaging the rates reported by a number of banks. LIBOR may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance. The publication of the LIBOR is expected to be discontinued at the end of 2021, although the publication of USD LIBOR has been extended until 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unreliable or is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to LIBOR ceasing to be published. In addition, the SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect the Portfolio’s performance and/or net asset value.

SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York also has been publishing historical indicative Secured Overnight Financing Rates from 2014. Historical changes or trends in SOFR may not be reliable as indicators of future changes in SOFR. The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR because (1) SOFR is a secured rate, while LIBOR is an unsecured rate, and (2) SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities. As a result, there can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility, or global or regional economic, financial, political, regulatory, judicial or other events.

Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as LIBOR. The return on and value of an investment in notes or other investments linked to SOFR may fluctuate more than the value of investments that are linked to less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could result in losses to a Portfolio.

SOFR is published by the Federal Reserve Bank of New York based on data that it receives from various sources. There can be no guarantee, particularly given its relatively recent introduction, that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in a Portfolio. If the manner in which SOFR is calculated is changed, that change may result in a reduction in the amount of interest payable on a Portfolio’s investments and the trading prices of those investments. In addition, the Federal Reserve Bank of New York may withdraw, modify or amend published SOFR data in its sole discretion and without notice. The interest rate for any interest period typically will not be adjusted for any modifications or amendments to SOFR data that may be published after the interest rate for that interest period has been determined.

Since SOFR is a relatively new reference rate, a Portfolio’s investments in debt securities and other instruments linked to SOFR may not have an established trading market, and an established trading market may never develop or may not be very liquid. Market terms for instruments linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices for such instruments may be lower than those of later-issued SOFR-based debt instruments as a result. Similarly, if SOFR does not prove to be widely used, the trading price of investments linked to SOFR may be lower than those of investments linked to reference rates that are more widely used. A Portfolio may not be able to sell the investments at all or may not be able to sell them at prices that will provide a yield comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.

Listed Private Equity Company Risk:    Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Repurchase Agreements Risk:    Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. A Portfolio’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the Portfolio could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Tax Risk:    A Portfolio is subject to the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes and commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions.

Unseasoned Companies Risk:    Unseasoned companies are companies that have been in operation for less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

APPENDIX C

INFORMATION REGARDING THE UNDERLYING PORTFOLIOS AND UNDERLYING ETFs

The following is additional information regarding certain of the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios and Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional or, with respect to the Underlying Portfolios, by accessing the documents online or contacting the Underlying Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

www.equitable-funds.com

EQ Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

www.equitable-funds.com

The Adviser may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Adviser’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative impact on its revenues and/or profits. The information below is derived from disclosures contained in each Underlying Portfolio’s and Underlying ETF’s Prospectus. With respect to the Underlying ETFs, the Adviser makes no representations regarding the accuracy or completeness of this information.

Below is a list of the Underlying Portfolios in which the Balanced Strategy Portfolio may invest.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

FIXED INCOME

EQ/ABShort Duration Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. Government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio may also invest up to 10% of its total assets in foreign fixed-income securities in developed or emerging market countries. The Portfolio seeks to maintain an effective duration of up to two years under normal market conditions.

•  Government Securities Risk

•  Interest Rate Risk

•  Market Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Securities Risk

•  Futures Contract Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Portfolio Management Risk

•  Prepayment Risk and Extension Risk

•  Redemption Risk

•  Securities Lending Risk

•  Short Position Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/CoreBond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government/Credit Index.	Under normal market conditions the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government/Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities. The Portfolio also may invest up to 40% of its assets in exchange-traded funds that invest in securities included in the Intermediate Government/Credit Index.

•  Index Strategy Risk

•  ETFs Risk

•  Investment Grade Securities Risk

•  Government Securities Risk

•  Interest Rate Risk

•  Credit Risk

•  Liquidity Risk

•  Market Risk

•  Portfolio Management Risk

•  Redemption Risk

•  Securities Lending Risk

EQ/CorePlus Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.	The Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities, and mortgage- and asset-backed securities.

•  Interest Rate Risk

•  Credit Risk

•  Foreign Securities Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Non-Investment Grade Securities Risk

•  Cash Management Risk

•  Collateralized Loan Obligations Risk

•  Convertible Securities Risk

•  Derivatives Risk

•  Dollar Roll and Sale-Buyback Transactions Risk

•  Futures Contract Risk

•  Government Securities Risk

•  Hedging Risk

•  Inflation-Indexed Bonds Risk

•  Investment Grade Securities Risk

•  Leveraging Risk

•  Liquidity Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

•  Loan Risk

•  Market Risk

•  Multiple Sub-Adviser Risk

•  Newly Restructured Portfolio Risk

•  Portfolio Management Risk

•  Portfolio Turnover Risk

•  Preferred Stock Risk

•  Prepayment Risk and Extension Risk

•  Privately Placed and Other Restricted Securities Risk

•  Redemption Risk

•  Sector Risk

•  Variable and Floating Rate Securities Risk

•  When-Issued and Delayed Delivery Securities and Forward Commitments Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

EQ/GlobalBond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion is actively managed by a Sub-Adviser, and one portion of the Portfolio seeks to track the performance (before fees and expenses) of a particular index. The Portfolio may also invest

•  Index Strategy Risk

•  Foreign Securities Risk

•  Investment Grade Securities Risk

•  Interest Rate Risk

•  Government Securities Risk

•  Credit Risk

•  Derivatives Risk

•  ETFs Risk

•  Leveraging Risk

•  Liquidity Risk

•  Market Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Prepayment Risk and Extension Risk

•  Redemption Risk

•  Securities Lending Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
up to 20% of its assets in exchange-traded funds that meet the investment criteria of the Portfolio. The Portfolio normally will invest a significant portion of its assets in foreign securities and normally invests in at least three countries and may invest in the securities of issuers in emerging markets. The Portfolio may invest up to 30% of its assets in derivatives such as foreign currency forward contracts as a substitute for investing directly in securities or for hedging purposes.

EQ/IntermediateGovernment Bond Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Intermediate Government Bond Index, or other financial instruments that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities. The Portfolio also may invest up to 20% of its assets in ETFs that invest in securities included in the Intermediate Government Bond Index.

•  Index Strategy Risk

•  ETFs Risk

•  Government Securities Risk

•  Interest Rate Risk

•  Market Risk

•  Credit Risk

•  Investment Grade Securities Risk

•  Portfolio Management Risk

•  Redemption Risk

•  Securities Lending Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQUITIES

ATMInternational Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in foreign equity securities (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of foreign companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Index Strategy Risk

•  Foreign Securities Risk

•  Large-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

•  Short Position Risk

ATMLarge Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of large-capitalization companies and the other portion utilizes an actively managed futures and options strategy to

•  Index Strategy Risk

•  Sector Risk

•  Large-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Securities Lending Risk

•  Short Position Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

ATMMid Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of mid-capitalization companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Index Strategy Risk

•  Mid-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

•  Short Position Risk

ATMSmall Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small-capitalization companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of small-capitalization companies

•  Index Strategy Risk

•  Small-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

•  Short Position Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

EQ/400Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of mid-capitalization companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Index Strategy Risk

•  Mid-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

•  Short Position Risk

EQ/500Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of large-capitalization companies and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Index Strategy Risk

•  Sector Risk

•  Large-Cap Company Risk

•  Equity Risk

•  Volatility Management Risk

•  Cash Management Risk

•  Derivatives Risk

•  ETFs Risk

•  Futures Contract Risk

•  Leveraging Risk

•  Market Risk

•  Portfolio Management Risk

•  Securities Lending Risk

•  Short Position Risk

EQ/2000Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of small-capitalization companies	• Index Strategy Risk • Small-Cap Company Risk • Equity Risk • Volatility Management Risk • Cash Management Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
		and the other portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.	• Derivatives Risk • ETFs Risk • Futures Contract Risk • Leveraging Risk • Market Risk • Portfolio Management Risk • Sector Risk • Securities Lending Risk • Short Position Risk

EQ/InternationalCore Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio invests primarily in foreign equity securities (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of foreign currency transactions, exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Volatility Management Risk

•  Index Strategy Risk

•  Foreign Securities Risk

•  Equity Risk

•  ETFs Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Depositary Receipts Risk

•  Futures Contract Risk

•  Geographic Concentration Risk

•  Large-Cap Company Risk

•  Market Risk

•  Mid-Cap and Small-Cap Company Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

EQ/InternationalManaged Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	The Portfolio is divided into two portions; one utilizes a passive investment index style focused on equity securities of foreign companies and the other	• Volatility Management Risk • Index Strategy Risk • Foreign Securities Risk • Futures Contract Risk • Equity Risk • Derivatives Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
portion utilizes an actively managed futures and options strategy to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Portfolio may also invest in ETFs.

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Depositary Receipts Risk

•  ETFs Risk

•  Geographic Concentration Risk

•  Market Risk

•  Political/Economic Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

•  Settlement Risk

•  Transaction Costs Risk

EQ/InternationalValue Managed Volatility Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed (“Active Allocated Portion”) and one portion seeks to track the performance of a particular index. The Active Allocated Portion seeks to invest in securities of foreign companies, including companies in emerging market countries that have a market capitalization in excess of $1 billion at the time of purchase. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Volatility Management Risk

•  Index Strategy Risk

•  Foreign Securities Risk

•  Investment Style Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Depositary Receipts Risk

•  Equity Risk

•  ETFs Risk

•  Futures Contract Risk

•  Large-Cap Company Risk

•  Market Risk

•  Portfolio Management Risk

•  Preferred Stock Risk

•  Sector Risk

•  Securities Lending Risk

EQ/LargeCap Core Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in	• Volatility Management Risk • Index Strategy Risk • Large-Cap Company Risk • ETFs Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Futures Contract Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Equity Risk

•  Market Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Sector Risk

•  Securities Lending Risk

EQ/LargeCap Growth Managed Volatility Portfolio	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively

•  Volatility Management Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Sector Risk

•  Investment Style Risk

•  Futures Contract Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Market Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Securities Lending Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

EQ/LargeCap Value Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Volatility Management Risk

•  Index Strategy Risk

•  Large-Cap Company Risk

•  Investment Style Risk

•  Futures Contract Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Equity Risk

•  ETFs Risk

•  Market Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Real Estate Investing Risk

•  Sector Risk

•  Securities Lending Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/MidCap Value Managed Volatility Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy; one portion is actively managed, one portion seeks to track the performance of a particular index and one portion invests in exchange-traded funds. The Portfolio may invest up to 25% of its assets in derivatives, which will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.

•  Volatility Management Risk

•  Index Strategy Risk

•  Mid-Cap Company Risk

•  Investment Style Risk

•  ETFs Risk

•  Futures Contract Risk

•  Derivatives Risk

•  Leveraging Risk

•  Short Position Risk

•  Cash Management Risk

•  Equity Risk

•  Foreign Securities Risk

•  Market Risk

•  Multiple Sub-Adviser Risk

•  Portfolio Management Risk

•  Real Estate Investing Risk

•  Sector Risk

•  Securities Lending Risk

EQ/CommonStock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index (“Russell 3000”), including reinvestment of dividends, at a risk level consistent with that of the Russell 3000.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000. The Portfolio’s investments are selected by a stratified sampling construction process in which the Sub-Adviser selects a subset of the 3,000 companies in the Russell 3000 based on the Sub-Adviser’s analysis of key risk factors and other characteristics.	• Index Strategy Risk • Sector Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Equity Risk • Derivatives Risk • Market Risk • Portfolio Management Risk • Securities Lending Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/Equity500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio will seek to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Index Strategy Risk • Sector Risk • Large-Cap Company Risk • Equity Risk • Derivatives Risk • Market Risk • Portfolio Management Risk • Securities Lending Risk

EQ/InternationalEquity Index Portfolio	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index (“composite index”), including reinvestment of dividends, at a risk level consistent with that of the composite index.	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies represented in the composite index. The Portfolio’s investments will be selected by a stratified sampling construction process in which the Sub-Adviser selects a subset of the companies represented in each index based on the Sub-Adviser’s analysis of key risk factors and other characteristics.	• Index Strategy Risk • Foreign Securities Risk • Geographic Concentration Risk • Large-Cap Company Risk • Equity Risk • Market Risk • Portfolio Management Risk • Sector Risk • Securities Lending Risk

EQ/LargeCap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index (“Russell 1000 Growth”), including reinvestment of dividends, at a risk level consistent with the Russell 1000 Growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth. The Portfolio seeks to hold all securities in the Russell 1000 Growth in the exact weight each security represents in that index.	• Index Strategy Risk • Investment Style Risk • Sector Risk • Large-Cap Company Risk • Equity Risk • Market Risk • Non-Diversification Risk • Portfolio Management Risk • Securities Lending Risk

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQ/LargeCap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index (“Russell 1000 Value”), including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value. The Portfolio seeks to hold all securities in the Russell 1000 Value in the exact weight each represents in the Index, although in certain instances a sampling approach may be utilized.	• Index Strategy Risk • Investment Style Risk • Sector Risk • Large-Cap Company Risk • Equity Risk • Market Risk • Portfolio Management Risk • Securities Lending Risk

EQ/MidCap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	The Sub-Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio seeks to hold all securities in the S&P MidCap 400 Index in the exact weight each represents in the S&P MidCap 400 Index, although in certain instances a sampling approach may be utilized.	• Index Strategy Risk • Mid-Cap Company Risk • Equity Risk • Market Risk • Portfolio Management Risk • Sector Risk • Securities Lending Risk

EQ/SmallCompany Index Portfolio	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Sub-Adviser seeks to match the returns (before expenses) of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000 using a process known as ”optimization”. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Index Strategy Risk • Small-Cap Company Risk • Equity Risk • Market Risk • Portfolio Management Risk • Sector Risk • Securities Lending Risk

Below is a list of the Underlying ETFs in which the Energy Portfolio may invest.

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EnergySelect Sector SPDR® Fund	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Energy Select Sector Index.	The Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Energy Select Sector Index. The Index includes securities of companies from the following industries: oil, gas and consumable fuels; and energy equipment and services. The Fund employs a replication strategy in seeking to track the performance of the Index.

•  Index Strategy/Index Tracking Risk

•  Energy Sector Risk

•  Equity Investing Risk

•  Non-Diversification Risk

•  Large-Capitalization Securities Risk

•  Market Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

iShares®Global Clean Energy ETF	Seeks to track the investment results of an index composed of global equities in the clean energy sector	The Fund generally will invest at least 90% of its assets in the component securities of the S&P Global Clean Energy Index™ and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Clean Energy Sub-Industry Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Cyber Security Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Developed Countries

•  Risk of Investing in Emerging Markets

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Utilities Sector Risk

•  Valuation Risk

•  Large-Capitalization Companies Risk

•  Thematic Investing Risk

iShares®Global Energy ETF	Seeks to track the investment results of an index composed of global equities in the energy sector.	The Fund generally invests at least 90% of its assets in securities of the S&P Global 1200 Energy Sector Index™ and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in the United States

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• Securities Lending Risk • Security Risk • Structural Risk • Tracking Error Risk • Valuation Risk

iShares®MSCI Global Energy Producers ETF	Seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production.	The Fund generally will invest at least 90% of its assets in the component securities of the MSCI ACWI Select Energy Producers Investable Market Index (“the Index”) and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Cyber Security Risk

•  Energy Exploration and Production Industry Risk

•  Equity Securities Risk

•  Geographic Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Small Fund Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares®North American Natural Resources ETF	Seeks to track the investment results of an index composed of North American equities in the natural resources sector.	The Fund generally invests at least 90% of its assets in securities of the S&P North American Natural Resources Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Materials Sector Risk

•  Natural Resources Industry Risk

•  North American Economic Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Risk of Investing in Canada

iShares®U.S. Energy ETF	Seeks to track the investment results of an index composed of U.S. equities in the energy sector.	The Fund generally invests at least 90% of its assets in securities of the Dow Jones U.S. Oil & Gas Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• Oil and Gas Industry Risk • Operational Risk • Passive Investment Risk • Risk of Investing in the United States • Securities Lending Risk • Tracking Error Risk

iShares®U.S. Oil & Gas Exploration & Production ETF	Seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector.	The Fund generally invests at least 90% of its assets in securities of the Dow Jones U.S. Select Oil Exploration & Production Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cyber Security Risk

•  Energy Exploration and Production Industry Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Diversification Risk

•  Oil and Gas Industry Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

iShares®U.S. Oil Equipment & Services ETF	Seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector.	The Fund generally invests at least 90% of its assets in securities of the Dow Jones U.S. Select Oil Equipment & Services Index and in depositary receipts representing such securities. The Fund’s investment adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cyber Security Risk

•  Energy Sector Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

•  Market Trading Risk

•  Non-Diversification Risk

•  Oil and Gas Industry Risk

•  Oil and Gas Equipment and Services Sub-Industry Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Mid-Capitalization Companies Risk

Invesco®Cleantech™ ETF	Seeks to track the investment results (before fees and expenses) of The Cleantech Index™.	The Fund generally will invest at least 90% of its total assets in securities of clean technology companies that comprise The Cleantech Index™ (the “Index”) and American depositary receipts and global depositary receipts based on the stocks in the index. The Index is designed to track the performance of publicly traded cleantech companies. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Cleantech Sector Risk

•  Foreign Investment Risk

•  ADR & GDR Risk

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Small and Mid-Capitalization Company Risk

•  Issuer-Specific Changes Risk

•  Industrials Sector Risk

Invesco®DB Energy Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Energy Index Excess ReturnTM over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Energy Index Excess Return, which is intended to reflect the energy sector.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Passive Investment Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• Reliance on Trading Partners Risk • Index Tracking Risk • Valuation Risk • Not a Registered Investment Company

Invesco®DB Oil Fund	Seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Crude Oil Index Excess Return™ over time, plus the excess, if any, of the Fund’s interest income from its holdings of United States Treasury and other high credit quality short-term fixed income securities over the expenses of the Fund.	The Fund trades exchange-traded futures contracts on the commodities comprising the DBIQ Optimum Yield Crude Oil Index Excess Return, which is intended to reflect the changes in the market value of crude oil.

•  Futures Trading Volatility Risk

•  Commodity Price Volatility Risk

•  Concentration Risk

•  General Investment Risks

•  Index-Related Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Index Tracking Risk

•  Valuation Risk

•  Not a Registered Investment Company

•  Regulatory Risk

Invesco®DWA Energy Momentum ETF	Seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Energy Technical Leaders Index.	The Fund generally will invest at least 90% of its total assets in the securities of energy companies that comprise the Dorsey Wright® Energy Technical Leaders Index. The Index is composed of at least thirty securities of companies in the energy sector with powerful relative strength or “momentum” characteristics. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Energy Sector Risk

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Momentum Investing Risk

•  Authorized Participant Concentration Risk

•  Issuer-Specific Changes Risk

•  Portfolio Turnover Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

Invesco®Dynamic Energy Exploration & Production ETF	Seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production IntellidexSM Index.	The Fund generally will invest at least 90% of its total assets in the common stocks of companies engaged in energy exploration and production that comprise the Dynamic Energy Exploration & Production IntellidexSM Index. The Index is composed of common stocks of thirty U.S. companies involved in the exploration and production of natural resources used to produce energy. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Energy Exploration and Production Industry Risk

•  Equity Risk

•  Index Risk

•  Industry Concentration Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Non-Correlation Risk

•  Non-Diversified Fund Risk

•  Small and Mid-Capitalization Company Risk

•  Issuer-Specific Changes Risk

•  Portfolio Turnover Risk

Invesco®Dynamic Oil & Gas Services ETF	Seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services IntellidexSM Index.	The Fund generally will invest at least 90% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas that comprise the Dynamic Oil Services IntellidexSM Index. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Oil and Gas Services Industry Risk

•  Energy Sector Risk

•  Equity Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Authorized Participant Concentration Risk

•  Market Trading Risk

•  Small and Mid-Capitalization Company Risk

•  Non-Diversified Fund Risk

•  Issuer-Specific Changes Risk

Invesco®Global Clean Energy ETF	Seeks to track the investment results (before fees and expenses) of the WilderHIll New Energy Global Innovation Index.	The Fund will invest at least 90% of its total assets in the securities of companies engaged in the business of the advancement of cleaner	• ADR and GDR Risk • Equity Risk • Clean Energy Industry Risk • Industry Concentration Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
energy and conservation that comprise the WilderHIll New Energy Global Innovation Index (the “Index”), as well as American depositary receipts and global depositary receipts that represent the securities in the Index. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Foreign Investment Risk

•  Emerging Markets Investment Risk

•  Geographic Concentration Risk

•  Utilities Sector Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Small and Mid-Capitalization Company Risk

•  Currency Risk

•  Non-Correlation Risk

•  Index Risk

•  Issuer-Specific Changes Risk

•  Valuation Time Risk

•  Valuation Risk

•  Operational Risk

Invesco®S&P SmallCap Energy ETF	Seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index.	The Fund generally will invest at least 90% of its total assets in the securities of small capitalization U.S. energy companies that comprise the S&P SmallCap 600® Capped Energy Index (the “Index”). The Index is comprised of companies that are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services and pipelines. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Energy Sector Risk

•  Small Capitalization Company Risk

•  Equity Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Non-Diversified Fund Risk

•  Issuer-Specific Changes

•  Operational Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

Invesco®WilderHill Clean Energy ETF	Seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index.	The Fund generally will invest at least 90% of its total assets in common stocks of companies that comprise the WilderHill Clean Energy Index. The Index is composed of the stocks of about 38 companies that are publicly traded in the United States and that are engaged in the business of the advancement of cleaner energy and conservation. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index.

•  Clean Energy Industry Risk

•  Equity Risk

•  Industry Concentration Risk

•  Information Technology Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Small and Mid-Capitalization Company Risk

•  Issuer-Specific Changes Risk

SPDR®S&P Global Natural Resources ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded companies in natural resources and/or commodities businesses.	The Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Global Natural Resources Index (the “Index”) and in depositary receipts (including American Depositary Receipts or Global Depositary Receipts) based on securities comprising the Index. The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Agriculture Companies Risk

•  Concentration Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Equity Investing Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Geographic Focus Risk

•  Indexing Strategy/Index Tracking Risk

•  Liquidity Risk

•  Market Risk

•  Metals and Mining Companies Risk

•  Natural Resources and Commodities Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Valuation Risk

Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

SPDR®S&P Oil & Gas Equipment & Services ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index.	The Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Indexing Strategy/Index Tracking Risk

•  Oil and Gas Companies Risk

•  Energy Sector Risk

•  Equity Investing Risk

•  Market Risk

•  Non-Diversification Risk

•  Concentration Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

SPDR®S&P Oil & Gas Exploration & Production ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index.	The Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”). The Fund employs a sampling strategy in seeking to track the performance of the Index.

•  Energy Sector Risk

•  Indexing Strategy/Index Tracking Risk

•  Sector Risk

•  Equity Investing Risk

•  Market Risk

•  Non-Diversification Risk

•  Concentration Risk

•  Oil and Gas Companies Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

VanguardEnergy ETF	Seeks to track the performance of a benchmark index that measures the investment return of energy stocks.	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50 by investing all, or substantially all, of its assets in the stocks that make up that Index, in order to hold each stock in approximately the same proportion as its weighting in the Index. The Index is comprised of stocks of large, mid-size and small U.S. companies in the energy sector.	• Investment Style Risk • Non-Diversification Risk • Sector Risk • Stock Market Risk • ETF Risk

APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of February 26, 2021, to EQ Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquiring Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/Balanced Strategy Portfolio — Class IA

HOWARD S STARR 3606 S OCEAN BLVD APT 201 HIGHLAND BCH, FL 33487-3352	100.00%	0.002%

As of February 26, 2021, to VIP Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquiring Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/Core Plus Bond Portfolio — Class K

JESAN LIU, D.D.S. 5665 FREEPORT BLVD STE 4 SACRAMENTO, CA 95822-351	12.57%	0.855%

FINNANE-ROBISON DENTAL LLC 520 BURKARTH RD WARRENSBURG, MO 64093-310	8.63%	0.588%

As of February 26, 2021, to EQ Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquired Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

1290 VT Energy Portfolio — Class IB

BRIAN S CLOUSE 2 AVERY ST APT 23E BOSTON MA 02111	6.33%	3.545%

EQ/Franklin Balanced Managed Volatility Portfolio — Class IA

ARTHUR LISTON 67 GREEN ST MOUNT HOLLY NJ 08060-2126	5.20%	0.006%

As of February 26, 2021, to EQ Trust’s knowledge, the following portfolio of EQ Trust owned shares of record in the following Acquiring Portfolio entitling such portfolio to give voting instructions regarding 5% or more of the outstanding shares of any class of such Acquiring Portfolio.

Portfolio/Class	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

1290 VT Natural Resources Portfolio — Class K

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO	100.00%	62.61%

As of February 26, 2021, to EQ Trust’s knowledge, the following portfolio of EQ Trust owned shares of record in the following Acquired Portfolio entitling such portfolio to give voting instructions regarding 5% or more of the outstanding shares of any class of such Acquired Portfolio.

Portfolio/Class	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/Global Bond PLUS Portfolio — Class K

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO	13.46%	5.28%

As of February 26, 2021, to VIP Trust’s knowledge, the following portfolios of VIP Trust owned shares of record in the following Acquired Portfolio entitling such portfolios to give voting instructions regarding 5% or more of the outstanding shares of any class of such Acquired Portfolio.

Portfolio/Class	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/Global Bond PLUS Portfolio — Class K

EQ/MODERATE ALLOCATION PORTFOLIO	46.04%	18.05%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO	11.83%	4.64%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO	9.82%	3.85%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO	6.17%	2.42%

TARGET 2025 ALLOCATION PORTFOLIO	5.58%	2.19%

STATEMENT OF ADDITIONAL INFORMATION

Dated April     , 2021

EQ ADVISORS TRUST

1290 VT Energy Portfolio

EQ/Franklin Balanced Managed Volatility Portfolio

EQ/Global Bond PLUS Portfolio,

each a series of EQ Advisors Trust

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”)

AND

EQ ADVISORS TRUST 1290 VT Natural Resources Portfolio EQ/Balanced Strategy Portfolio, each a series of EQ Advisors Trust	EQ PREMIER VIP TRUST EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust

(each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
1290 VT Energy Portfolio	1290 VT Natural Resources Portfolio
EQ/Franklin Balanced Managed Volatility Portfolio	EQ/Balanced Strategy Portfolio
EQ/Global Bond PLUS Portfolio	EQ/Core Plus Bond Portfolio

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Portfolio into the corresponding Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (the “Reorganizations”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to an Acquired Portfolio and to other shareholders of the Acquired Portfolios as of February 26, 2021.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated April __, 2021, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained, without charge, by writing to EQ Advisors Trust (“EQ Trust”) or EQ Premier VIP Trust (“VIP Trust”) at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-222-2144. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

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Contents of the SAI

This SAI consists of the cover page, the information set forth below, and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:

With respect to the Reorganization of the 1290 VT Energy Portfolio, a series of EQ Trust, merging into the 1290 VT Natural Resources Portfolio, a series of EQ Trust, and the Reorganization of the EQ/Franklin Balanced Managed Volatility Portfolio, a series of EQ Trust, merging into the EQ/Balanced Strategy Portfolio, a series of EQ Trust:

•

The combined Statement of Additional Information of EQ Trust dated May 1, 2020, as supplemented, with respect to the 1290 VT Natural Resources Portfolio and EQ/Balanced Strategy Portfolio, each an Acquiring Portfolio, and the 1290 VT Energy Portfolio and EQ/Franklin Balanced Managed Volatility Portfolio, each an Acquired Portfolio, incorporated by reference to Post-Effective Amendment No. 146 to EQ Trust’s registration statement on Form N-1A (File Nos. 333-17217 and 811-07953) as filed with the SEC on April 28, 2020. The combined Statement of Additional Information includes information about other EQ Trust portfolios that are not relevant to the Reorganizations. Please disregard that information.

•

The audited financial statements for the year ended December 31, 2020, including the financial highlights, for the 1290 VT Energy Portfolio, 1290 VT Natural Resources Portfolio, EQ/Franklin Balanced Managed Volatility Portfolio, and EQ/Balanced Strategy Portfolio appearing in EQ Trust’s Annual Report to Shareholders, incorporated by reference to EQ Trust’s Form N-CSR (File No. 811-07953) filed with the SEC on March 5, 2021. The Annual Report to Shareholders includes information about other EQ Trust portfolios that are not relevant to the Reorganizations. Please disregard that information.

With respect to the Reorganization of the EQ/Global Bond PLUS Portfolio, a series of EQ Trust, merging into the EQ/Core Plus Bond Portfolio, a series of VIP Trust:

•

The combined Statement of Additional Information of EQ Trust dated May 1, 2020, as supplemented, with respect to the EQ/Global Bond PLUS Portfolio, an Acquired Portfolio, incorporated by reference to Post-Effective Amendment No. 146 to EQ Trust’s registration statement on Form N-1A (File Nos. 333-17217 and 811-07953) as filed with the SEC on April 28, 2020. The combined Statement of Additional Information includes information about other EQ Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

•

The audited financial statements for the year ended December 31, 2020, including the financial highlights, for the EQ/Global Bond PLUS Portfolio appearing in EQ Trust’s Annual Report to Shareholders, incorporated by reference to EQ Trust’s Form N-CSR (File No. 811-07953) filed with the SEC on March 5, 2021. The Annual Report to Shareholders includes information about other EQ Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

•

The Statement of Additional Information of VIP Trust dated May 1, 2020, as supplemented, with respect to the EQ/Core Plus Bond Portfolio, an Acquiring Portfolio, incorporated by reference to Post-Effective Amendment No. 66 to VIP Trust’s registration statement on Form N-1A (File Nos. 333-70754 and 811-10509) as filed with the SEC on April 28, 2020.

•

The audited financial statements for the year ended December 31, 2020, including the financial highlights, for the EQ/Core Plus Bond Portfolio appearing in VIP Trust’s Annual Report to Shareholders, incorporated by reference to VIP Trust’s Form  N-CSR (File No. 811-10509) filed with the SEC on March 5, 2021. The Annual Report to Shareholders includes information about other VIP Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

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Supplemental Financial Information (Unaudited)

A table showing the current fees and expenses of each Acquired Portfolio and the fees and expenses of each corresponding Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization is included in the following sections of the Combined Proxy Statement/Prospectus:

•

With respect to the Reorganization of the 1290 VT Energy Portfolio, a series of EQ Trust, merging into the 1290 VT Natural Resources Portfolio, a series of EQ Trust: “Proposal 1 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•

With respect to the Reorganization of the EQ/Franklin Balanced Managed Volatility Portfolio, a series of EQ Trust, merging into the EQ/Balanced Strategy Portfolio, a series of EQ Trust: “Proposal 2 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•

With respect to the Reorganization of the EQ/Global Bond PLUS Portfolio, a series of EQ Trust, merging into the EQ/Core Plus Bond Portfolio, a series of VIP Trust: “Proposal 3 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

With respect to each proposed Reorganization, the Reorganization will not result in a material change to an Acquired Portfolio’s investment portfolio due to the investment restrictions of its corresponding Acquiring Portfolio. Each security held by an Acquired Portfolio is eligible to be held by its corresponding Acquiring Portfolio based on the investment restrictions of the Acquiring Portfolio.

There are no material differences in accounting policies of each Acquired Portfolio as compared to those of the corresponding Acquiring Portfolio.

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”)

Article VII, Section 2 of the Declaration of Trust of EQ Advisors Trust (“Trust”) states, in relevant part, that a “Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any Person, other than to the Trust, a Series or a Shareholder to the extent expressly provided in this Article VII. No person who is or has been a Trustee or officer of the Trust shall be liable to the Trust, or a Series or a Shareholder for any action or failure to act or for any other reason except solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee or officer as described herein, and shall not be liable for errors of judgment or mistakes of fact or law. A Trustee or officer of the Trust shall not be responsible or liable in any event for any neglect or wrongdoing of any person, including any other Trustee, officer, agent, employee, Manager, or Principal Underwriter of the Trust or any Series.” Article VII, Section 4 of the Trust’s Declaration of Trust states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.” Article VII, Section 5 of the Trust’s Declaration of Trust further states:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(b) To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust, a Series or any Shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as described herein: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.

Registrant’s Investment Sub-Advisory Agreements generally state:

6.    LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or

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suffered by the Portfolio(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.

Section 14 of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless [the Distributor] from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which [the Distributor] may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by [the Distributor].

[The Distributor] will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other

5

misconduct or negligence of [the Distributor] in its capacity as a principal underwriter of the Trust’s Class [IA, IB and/or K] shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that [the Distributor] shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a)    EIM shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on EIM’s part (or on the part of any third party to whom EIM has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by EIM (or by such third party) of its obligations and duties under this Agreement (in the case of EIM) or under an agreement with EIM (in the case of such third party) or, subject to Section 10 below, EIM’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of EIM) or an agreement with EIM (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of EIM) or under an agreement with EIM (in the case of such third party). In no event shall EIM (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if EIM (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b)    Except to the extent that EIM may be held liable pursuant to Section 6(a) above, EIM shall not be responsible for, and the Trust shall indemnify and hold EIM harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i)    any and all actions of EIM or its officers or agents required to be taken pursuant to this Agreement;

(ii)    the reliance on or use by EIM or its officers or agents of information, records, or documents which are received by EIM or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii)    the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv)    the breach of any representation or warranty of the Trust hereunder;

(v)    the reliance on or the carrying out by EIM or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi)    any delays, inaccuracies, errors in or omissions from information or data provided to EIM by data services, including data services providing information in connection with any third party computer system licensed to EIM, and by any corporate action services, pricing services or securities brokers and dealers;

6

(vii)    the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii)    any failure of the Trust’s Registration Statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix)    except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x)    all actions, inactions, omissions, or errors caused by third parties to whom EIM or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Portfolio, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify EIM pursuant to this Agreement.

Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreement states:

8.1(a). Equitable Financial Life Insurance Company (for the purposes of this Article, “Equitable”) agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses,

7

claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein

8

or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

9

Article VII of the Registrant’s Second Amended and Restated Retirement Plan Participation Agreement states:

7.1. Indemnification By the Plan. Except as provided to the contrary in Section 7.4 or 7.5 hereof, Equitable and the Plan shall jointly and severally indemnify and hold harmless the Trust, each member of the Board, the Distributor, the trustees, directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable and the Plan), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon:

(i) the failure (intentional or otherwise) of the Plan at any time to be or to continue to be a Qualified Plan…;

(ii) the sale or acquisition of the Class K shares of the Designated Portfolios and (1) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact made by Equitable or the Plan or any person under its control or the omission or the alleged omission to state a material fact required to be stated or necessary to make such statements not misleading, unless such statement or omission or alleged statement or omission was made in reliance upon and in conformity with information furnished by the Trust or the Distributor to Equitable or the Plan for use in connection with the sale or distribution of Class K shares of the Designated Portfolios; or (2) arise out of or as a result of warranties or representations (other than warranties or representations contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust not supplied by the Plan or persons under its control) or wrongful conduct of Equitable or the Plan or any of such, with respect to the sale or distribution of Class K shares of the Designated Portfolios; or (3) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such a statement or omission was made in reliance upon information furnished to the Trust or the Distributor by Equitable or the Plan or persons under their control; or

(iii) arise as a result of any failure by the Plan to provide the services or furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(iv) arise out of or result from any material breach of any representation and/or warranty made by Equitable or the Plan in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable or the Plan.

7.2. Indemnification by the Distributor. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Distributor shall indemnify and hold harmless the Plan, its trustees, the Trust, the Board and their officers and each person, if any, who controls the Plan within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to, arise out of or are based upon

10

(i) the sale or acquisition of Class K shares of the Designated Portfolios by the Plan and (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, but only if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished by the Distributor to the Trust for use in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or otherwise for use in connection with the sale or acquisition of Class K shares of the Delegated Portfolios by the Plan; or (2) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, any SEC Disclosure Materials or sales literature of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, but only if such statement or omission was made in reliance upon information furnished to the Plan or the Trust by the Distributor; or

(ii) any failure by the Distributor to provide the services and furnish the materials required to be provided or furnished by the Distributor under the terms of this Agreement; or

(iii) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor.

7.3. Indemnification by the Trust. Except as provided to the contrary in Section 7.4 or 7.5 hereof, the Trust shall indemnify and hold harmless the Plan and each of its trustees and officers, the Distributor, the directors and officers thereof and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 7.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to, arise out of or are based upon:

(i) any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust….

11

Item 16. Exhibits

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust.[50]

(1)(b)(i)	Certificate of Trust.[1]

(1)(b)(ii)	Certificate of Amendment to the Certificate of Trust.[2]

(2)	Third Amended and Restated By-Laws. [55]

(3)	None.

(4)(a)

Form of Agreement and Plan of Reorganization and Termination between EQ Advisors Trust, on behalf of EQ/Global Bond PLUS Portfolio, a segregated portfolio of assets (“series”) thereof, and EQ Premier VIP Trust, on behalf of EQ/Core Plus Bond Portfolio, a series thereof. (filed herewith as Appendix A.1 to the Combined Proxy Statement and Prospectus)

(4)(b)

Form of Agreement and Plan of Reorganization and Termination adopted by EQ Advisors Trust, on behalf of 1290 VT Energy Portfolio and EQ/Franklin Balanced Managed Volatility Portfolio, each a segregated portfolio of assets (“series”) thereof, and on behalf of 1290 VT Natural Resources Portfolio and EQ/Balanced Strategy Portfolio, each a series thereof. (filed herewith as Appendix A.2 to the Combined Proxy Statement and Prospectus)

(5)	None, other than provisions contained in Exhibits (1)(a) and (2).

(6)	Investment Advisory Contracts

(6)(a)(i)	Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between EQ Advisors Trust (the “Trust”) and Equitable Investment Management Group, LLC (“EIM”). (filed herewith)

(6)(a)(ii)	Amendment No. 1 dated February 1, 2021 to the Amended and Restated Investment Advisory Agreement dated as of July 16, 2020 between the Trust and EIM. (filed herewith)

(6)(a)(iii)	Investment Sub-Advisory Agreement between EIM and T. Rowe Price Associates, Inc. (“T. Rowe Price”), dated as of July 16, 2020. (filed herewith)

(6)(a)(iv)(a)	Investment Sub-Advisory Agreement between EIM and Massachusetts Financial Services Company (doing business as MFS Investment Management) (“MFSIM”), dated as of July 16, 2020. (filed herewith)

(6)(a)(iv)(b)	Amendment No. 1 dated January 1, 2021 to the Investment Sub-Advisory Agreement between EIM and MFSIM, dated as of July 16, 2020. [62]

(6)(a)(v)	Investment Sub-Advisory Agreement between EIM and Morgan Stanley Investment Management Inc. (“MSIM”), dated as of July 16, 2020. (filed herewith)

(6)(a)(vi)	Investment Sub-Advisory Agreement between EIM and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), dated as of July 16, 2020. (filed herewith)

(6)(a)(vii)(a)	Investment Sub-Advisory Agreement between EIM and AllianceBernstein L.P. (“AllianceBernstein”), dated as of July 16, 2020. (filed herewith)

(6)(a)(vii)(b)	Amendment No. 1 dated December 1, 2020 to the Investment Sub-Advisory Agreement between EIM and AllianceBernstein, dated as of July 16, 2020. [62]

(6)(a)(viii)	Investment Sub-Advisory Agreement between EIM and Capital International, Inc. (“Capital International”), dated as of July 16, 2020. (filed herewith)

(6)(a)(ix)	Investment Sub-Advisory Agreement between EIM and Pacific Investment Management Company, LLC (“PIMCO”), dated as of July 16, 2020. (filed herewith)

12

(6)(a)(x)	Investment Sub-Advisory Agreement between EIM and Wellington Management Company, LLP (“Wellington”), dated as of July 16, 2020. (filed herewith)

(6)(a)(xi)	Investment Sub-Advisory Agreement between EIM and GAMCO Asset Management, Inc. (“GAMCO”), dated as of July 16, 2020. (filed herewith)

(6)(a)(xii)	Investment Sub-Advisory Agreement between EIM and SSgA Funds Management, Inc. (“SSgA FM”), dated as of July 16, 2020. (filed herewith)

(6)(a)(xiii)

Investment Sub-Advisory Agreement between EIM, Wells Capital Management, Inc. and Wells Fargo Asset Management (International)-Limited (“WFAM (International)”), dated as of July 16, 2020. (filed herewith)

(6)(a)(xiv)	Investment Sub-Advisory Agreement between EIM and Lord Abbett & Co. LLC (“Lord Abbett”), dated as of August 1, 2020. (filed herewith)

(6)(a)(xv)	Investment Sub-Advisory Agreement between EIM and BNY Mellon Investment Adviser, Inc. (“BNY Mellon”), dated as of July 16, 2020. (filed herewith)

(6)(a)(xvi)	Investment Sub-Advisory Agreement between EIM and Franklin Mutual Advisers, LLC (“Franklin Mutual”), dated as of July 16, 2020. (filed herewith)

(6)(b)(i)	Investment Sub-Advisory Agreement between EIM and Franklin Advisers, Inc. (“Franklin Advisers”), dated as of July 16, 2020. (filed herewith)

(6)(b)(ii)(a)	Investment Sub-Advisory Agreement between EIM and BlackRock Investment Management, LLC (“BlackRock Investment”), dated as of July 16, 2020. (filed herewith)

(6)(b)(ii)(b)	Form of Amendment No. 1 dated February 1, 2021, to the Investment Sub-Advisory Agreement between EIM and BlackRock Investment, dated as of July 16, 2020. [62]

(6)(b)(iii)	Investment Sub-Advisory Agreement between EIM and Invesco Advisers, Inc. (“Invesco”), dated as of July 16, 2020. (filed herewith)

(6)(b)(iv)	Investment Sub-Advisory Agreement between EIM and Harris Associates LP (“Harris Associates”), dated as of July 16, 2020. (filed herewith)

(6)(c)(i)	Investment Sub-Advisory Agreement between EIM and EARNEST Partners, LLC (“Earnest”), dated as of July 16, 2020. (filed herewith)

13

(6)(c)(ii)	Investment Sub-Advisory Agreement between EIM and AXA Investment Managers, Inc. (“AXA IM”), dated as of July 16, 2020. (filed herewith)

(6)(c)(iii)	Amendment No. 1 dated April 12, 2021 to the Investment Sub-Advisory Agreement between EIM and AXA IM, dated July 16, 2020 [62]

(6)(c)(iv)	Investment Sub-Advisory Agreement between EIM and Palisade Capital Management L.L.C. (“Palisade Capital”), dated as of July 31, 2020. (filed herewith)

(6)(c)(v)	Investment Sub-Advisory Agreement between EIM and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), dated as of July 16, 2020. (filed herewith)

(6)(c)(vi)	Investment Sub-Advisory Agreement between EIM and Diamond Hill Capital Management, Inc. (“Diamond Hill”), dated as of July 16, 2020. (filed herewith)

(6)(d)(i)	Investment Sub-Advisory Agreement between EIM and Allianz Global Investors U.S. LLC (“Allianz”), dated as of July 16, 2020. (filed herewith)

(6)(d)(ii)	Amendment No. 1 dated September 1, 2020 to the Investment Sub-Advisory Agreement between EIM and Allianz dated as of July 16, 2020. (filed herewith)

(6)(d)(iii)	Investment Sub-Advisory Agreement between EIM and BlackRock Financial Management, Inc. (“BlackRock Financial”), dated as of July 16, 2020. (filed herewith)

(6)(d)(iv)	Investment Sub-Advisory Agreement between EIM and ClearBridge Investments LLC (“ClearBridge”), dated as of July 31, 2020. (filed herewith)

(6)(d)(v)	Investment Sub-Advisory Agreement between EIM and Horizon Kinetics Asset Management, LLC (“Horizon Kinetics”), dated as of July 16, 2020. (filed herewith)

(6)(e)(i)	Investment Sub-Advisory Agreement between EIM and Westfield Capital Management Company (“Westfield”), dated as of July 16, 2020. (filed herewith)

(6)(e)(ii)	Investment Sub-Advisory Agreement between EIM and Post Advisory Group, LLC (“Post”), dated as of July 16, 2020. (filed herewith)

(6)(e)(iii)	Investment Sub-Advisory Agreement between EIM and DoubleLine Capital L.P. (“DoubleLine”), dated as of July 16, 2020. (filed herewith)

(6)(f)(i)	Investment Sub-Advisory Agreement between EIM and Goldman Sachs Asset Management, L.P. (“Goldman”), dated as of July 16, 2020. (filed herewith)

(6)(f)(ii)	Investment Sub-Advisory Agreement between EIM and Loomis, Sayles & Company, L.P. (“Loomis”), dated as of July 16, 2020. (filed herewith)

(6)(f)(iii)	Amendment No. 1 dated April 12, 2021 to the Investment Sub-Advisory Agreement between EIM and Loomis, dated as July 16, 2020. [62]

(6)(f)(iv)	Investment Sub-Advisory Agreement between EIM and QS Investors, LLC (“QS Investors”), dated as of July 31, 2020. (filed herewith)

14

(6)(g)(i)	Investment Sub-Advisory Agreement between EIM and Federated Global Investment Management Corp. (“Federated”), dated as of July 16, 2020. (filed herewith)

(6)(h)(i)	Investment Sub-Advisory Agreement between EIM and Vaughan Nelson Investment Management (“Vaughan Nelson”), dated as of July 16, 2020. (filed herewith)

(6)(h)(ii)	Investment Sub-Advisory Agreement between EIM and HS Management Partners, LLC (“HS Management”), dated as of July 16, 2020. (filed herewith)

(6)(h)(iii)	Investment Sub-Advisory Agreement between EIM and Polen Capital Management, LLC (“Polen Capital”), dated as of July 16, 2020. (filed herewith)

(6)(h)(iv)	Investment Sub-Advisory Agreement between EIM, DoubleLine Equity LP and DoubleLine Capital LP (“DL Equity and DoubleLine Capital”), dated as of July 16, 2020. (filed herewith)

(6)(h)(v)	Investment Sub-Advisory Agreement between EIM and Janus Capital Management LLC (“Janus Capital”), dated as of July 16, 2020. (filed herewith)

(6)(h)(vi)	Investment Sub-Advisory Agreement between EIM and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), dated as of November 17, 2020. (filed herewith)

(6)(h)(vii)	Investment Sub-Advisory Agreement between EIM and American Century Investment Management, Inc. (“American Century”), dated as of July 16, 2020. (filed herewith)

(6)(h)(viii)	Investment Sub-Advisory Agreement between EIM and FIAM LLC (“FIAM”), dated as of July 16, 2020. (filed herewith)

(6)(h)(ix)	Investment Sub-Advisory Agreement between EIM and Lazard Asset Management LLC (“Lazard”), dated as of August 1, 2020. (filed herewith)

(6)(i)(i)	Investment Sub-Advisory Agreement between EIM and First Trust Advisors L.P. (“First Trust”), dated as of July 16, 2020. (filed herewith)

(6)(i)(ii)	Investment Sub-Advisory Agreement between EIM and 1832 Asset Management U.S. Inc. (“1832 Asset Management”), dated as of July 16, 2020. (filed herewith)

(6)(i)(iii)	Investment Sub-Advisory Agreement between EIM and GQG Partners LLC (“GQG Partners”), dated as of July 1, 2020. (filed herewith)

(6)(i)(iv)	Investment Sub-Advisory Agreement between EIM and Aristotle Capital Management, LLC (“Aristotle”), dated February 1, 2021.[62]

(7)	Underwriting Contracts

(7)(a)(i)	Distribution Agreement between the Trust and Equitable Distributors, LLC (“Equitable Distributors”), dated as of July 16, 2020 with respect to Class IB shares. (filed herewith)

(7)(a)(ii)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IB shares. (filed herewith)

15

(7)(a)(iii)	Distribution Agreement between the Trust and Equitable Distributors, dated as of July 16, 2020 with respect to Class K shares. (filed herewith)

(7)(a)(iv)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class K shares. (filed herewith)

(7)(a)(v)	Distribution Agreement between the Trust and Equitable Distributors, dated as of July 16, 2020 with respect to Class IA shares. (filed herewith)

(7)(a)(vi)	Amendment No. 1 dated February 1, 2021 to the Distribution Agreement dated July 16, 2020 between the Trust and Equitable Distributors with respect to Class IA shares. (filed herewith)

(8)	Form of Deferred Compensation Plan. [3]

(9)	Custodian Agreements

(9)(a)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[5]

(9)(a)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[7]

(9)(a)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(iv)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[8]

(9)(a)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[10]

(9)(a)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [11]

(9)(a)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [14]

(9)(a)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [15]

(9)(a)(ix)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [16]

(9)(a)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [17]

(9)(a)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [20]

(9)(a)(xii)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [20]

(9)(a)(xiii)	Amendment No. 12 dated January 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [21]

16

(9)(a)(xiv)	Amendment No. 13 dated May 1, 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [22]

(9)(a)(xv)	Amendment No. 14 dated as of September 29, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [24]

(9)(a)(xvi)	Amendment No. 15 dated as of October 1, 2009, to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [24]

(9)(a)(xvii)	Amendment No. 16 dated as of August 16, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [27]

(9)(a)(xviii)	Amendment No. 17 dated as of December 15, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [27]

(9)(a)(xix)	Amendment No. 18 dated as of December 7, 2010 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [28]

(9)(a)(xx)	Amendment No. 19 dated as of May 1, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [29]

(9)(a)(xxi)	Amendment No. 20 dated as of July 20, 2011 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [29]

(9)(a)(xxii)	Amendment No. 21 dated as of April 30, 2012 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [34]

(9)(a)(xxiii)	Amendment No. 22 dated as of June 1, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [39]

(9)(a)(xxiv)	Amendment No. 23 dated as of October 21, 2013 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [39]

(9)(a)(xxv)	Amendment No. 24 dated as of April 4, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [43]

(9)(a)(xxvi)	Amendment No. 25 dated as of June 1, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [43]

17

(9)(a)(xxvii)	Amendment No. 26 dated as of July 16, 2014 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [44]

(9)(a)(xxviii)	Amendment No. 27 dated as of April 30, 2015 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [46]

(9)(a)(xxvix)	Amendment No. 28 dated as of December 21, 2015 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [48]

(9)(a)(xxx)	Amendment No. 29 dated as of December 9, 2016 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [51]

(9)(a)(xxxi)	Amendment No. 30 dated as of May 1, 2017 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [52]

(9)(a)(xxxii)	Amendment No. 31 dated as of November 1, 2017 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[54]

(9)(a)(xxxiii)	Amendment No. 32 dated as of February 21, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [56]

(9)(a)(xxxiv)	Amendment No. 33 dated as of June 14, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [56]

(9)(a)(xxxv)	Amendment No. 34 dated as of December 6, 2018 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]

(9)(a)(xxxvi)	Amendment No. 35 dated as of February 19, 2019 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[59]

(9)(a)(xxxvii)	Amendment No. 36 dated as of July 16, 2020 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (filed herewith)

(9)(a)(xxxviii)	Form of Amendment No. 37 dated as of February 1, 2021 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (filed herewith)

(10)	Distribution Plan and Multiple Share Class Plan

(10)(a)(i)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares adopted as of July 14, 2010. [26]

(10)(a)(ii)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares of the MONY Portfolios adopted as of July 14, 2010. [26]

(10)(a)(iii)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA shares adopted as of July 12, 2011. [33]

(10)(b)(i)	Revised Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act. [29]

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered. (filed herewith)

(12)	Not applicable.

(13)	Other Material Contracts

(13)(a)(i)	Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. (filed herewith)

(13)(a)(ii)	Amendment No. 1 dated January 1, 2021 to the Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. (filed herewith)

(13)(a)(iii)	Amendment No. 2 dated February 1, 2021 to the Mutual Funds Service Agreement dated July 16, 2020 between the Trust and EIM. (filed herewith)

18

(13)(b)(i)	Sub-Administration Agreement between EIM and JPMorgan Chase Bank dated May 1, 2011. [29]

(13)(b)(ii)	Sub-Administration Agreement dated April 1, 2015 between EIM and JPMorgan Chase Bank. [46]

(13)(c)(i)	Expense Limitation Agreement dated as of July 16, 2020 between the Trust and EIM. (filed herewith)

(13)(c)(ii)	Amendment No. 1 dated August 31, 2020 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. (filed herewith)

(13)(c)(iii)	Amendment No. 2 dated September 30, 2020 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. (filed herewith)

(13)(c)(iv)	Amendment No. 3 dated January 1, 2021 to the Expense Limitation Agreement between EIM and the Trust dated as of July 16, 2020. (filed herewith)

(13)(d)(i)	Amended and Restated Participation Agreement among the Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated as of July 15, 2002.[6]

(13)(d)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[7]

19

(13)(d)(iii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[8]

(13)(d)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[10]

(13)(d)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [12]

(13)(d)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [14]

(13)(d)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [15]

(13)(d)(ix)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [17]

(13)(d)(x)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [20]

(13)(d)(xi)	Amendment No. 10 dated January 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [21]

(13)(d)(xii)	Amendment No. 11 dated May 1, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [22]

(13)(d)(xiii)	Amendment No. 12 dated September 29, 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [24]

(13)(d)(xiv)	Amendment No. 13 dated August 16, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [27]

(13)(d)(xv)	Amendment No. 14 dated as of December 15, 2010 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [27]

20

(13)(d)(xvi)	Amendment No. 15 dated June 7, 2011 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [30]

(13)(d)(xvii)	Amendment No. 16 dated as of April 30, 2012 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable and AXA Distributors dated July 15, 2002. [36]

(13)(e)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [38]

(13)(e)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [39]

(13)(e)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [39]

(13)(e)(iv)	Amendment No. 3 dated as of April 4, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [43]

(13)(e)(v)	Amendment No. 4 dated as of June 1, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [43]

(13)(e)(vi)	Amendment No. 5 dated as of July 16, 2014 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [44]

(13)(e)(vii)	Amendment No. 6 dated as of April 30, 2015 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [45]

(13)(e)(viii)	Amendment No. 7 dated as of December 21, 2015 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [48]

(13)(e)(ix)	Amendment No. 8 dated as of December 9, 2016 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [51]

(13)(e)(x)	Amendment No. 9 dated as of May 1, 2017 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [52]

(13)(e)(xi)	Amendment No. 10 dated as of November 1, 2017 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [53]

21

(13)(e)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012. [56]

(13)(e)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, EIM and AXA Distributors dated May 23, 2012.[59]

(13)(e)(xiv)	Amendment No. 13 dated as of July 16, 2020 to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and Equitable Distributors dated May 23, 2012. (filed herewith)

(13)(e)(xv)	Amendment No. 14 dated as of February 1, 2021 to the Second Amended and Restated Participation Agreement among the Trust, Equitable, EIM and Equitable Distributors dated May 23, 2012. (filed herewith)

(13)(f)(i)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated July 10, 2002. [6]

(13)(f)(ii)	Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [36]

(13)(f)(iii)

Amendment No. 1 dated as of September 1, 2014 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [44]

(13)(f)(iv)

Amendment No. 2 dated as of April 30, 2015 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [46]

(13)(f)(v)

Amendment No. 3 dated as of May 1, 2017 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Distributors, the AXA Equitable 401(k) Plan and AXA Equitable dated April 26, 2012. [62]

(13)(f)(vi)

Amendment No. 4 dated as of February 1, 2021 to the Second Amended and Restated Retirement Plan Participation Agreement among the Trust, Equitable Distributors, the Equitable 401(k) Plan and Equitable dated April 26, 2012. [62]

(13)(g)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company (“MONY Life”), and AXA Distributors dated as of May 23, 2012. [40]

(13)(g)(ii)	Amendment No. 1 dated June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MONY Life, and AXA Distributors dated as of May 23, 2012. [40]

(13)(h)(i)	Participation Agreement among the Trust, MONY Life Insurance Company (“MONY”) and AXA Distributors effective as of October 1, 2013. [40]

(13)(h)(ii)	Amendment No. 1 dated as of April 4, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [43]

(13)(h)(iii)	Amendment No. 2 dated as of June 1, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [43]

(13)(h)(iv)	Amendment No. 3 dated as of July 16, 2014 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [44]

(13)(h)(v)	Amendment No. 4 dated as of April 30, 2015 to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013.[47]

(13)(h)(vi)	Amendment No. 5 dated as of December 9, 2016 to the Participation Agreement among the Trust, MONY, and AXA Distributors effective as of October 1, 2013. [51]

22

(13)(h)(vii)	Amendment No. 6 dated as of May 1, 2017 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [54]

(13)(h)(viii)	Form of Amendment No. 7 dated as of July 13, 2018 to the Participation Agreement among the Trust, MONY and AXA Distributors effective as of October 1, 2013. [56]

(13)(h)(ix)	Amendment No. 8 dated as of July 16, 2020 to the Participation Agreement among the Trust, MONY and Equitable Distributors effective as of October 1, 2013. (filed herewith)

(13)(h)(x)	Form of Amendment No. 9 dated as of February 1, 2021 to the Participation Agreement among the Trust, MONY and Equitable Distributors effective as of October 1, 2013. (filed herewith)

(13)(i)(i)	Amended and Restated Participation Agreement among the Trust, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [40]

(13)(i)(iv)	Amendment No. 3 dated as of November 1, 2013 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [42]

(13)(i)(v)	Amendment No. 4 dated as of April 4, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [43]

(13)(i)(vi)	Amendment No. 5 dated as of June 1, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [43]

(13)(i)(vii)	Amendment No. 6 dated as of July 16, 2014 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [44]

(13)(i)(viii)	Amendment No. 7 dated as of April 30, 2015 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [45]

(13)(i)(ix)	Amendment No. 8 dated as of December 21, 2015 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [48]

(13)(i)(x)	Amendment No. 9 dated as of December 9, 2016 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [51]

(13)(i)(xi)	Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [52]

23

(13)(i)(xii)	Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [53]

(13)(i)(xiii)	Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012. [56]

(13)(i)(xiv)	Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement among the Trust, MLOA and AXA Distributors dated as of May 23, 2012.[59]

(13)(i)(xv)	Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement among the Trust, MLOA and Equitable Distributors dated as of May 23, 2012. (filed herewith)

(13)(i)(xvi)	Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement among the Trust, MLOA and Equitable Distributors dated as of May 23, 2012. (filed herewith)

(13)(j)(i)	Form of Securities Lending Agreement with JPMorgan Chase Bank National Association. [49]

(14)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)	Not applicable.

(16)	Powers of Attorney. (filed herewith)

(17)	Forms of Voting Instruction and Proxy Cards. (filed herewith)

24

1.	Incorporated by reference to and/or previously filed with Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).
3.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).
11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).
12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).
14.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).
15.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-17217).
16.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007 (File No. 333-17217).
17.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007 (File No. 333-17217).
20.	Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2009 (File No. 333-17217).
21.	Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on March 16, 2009 (File No. 333-17217).
22.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2009 (File No. 333-17217).
24.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-17217).
26.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed on October 5, 2010 (File No. 333-17217).
27.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed on February 3, 2011 (File No. 333-17217).
28.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 (File No. 333-17217).

25

29.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-17217).
30.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2011 (File No. 333-17217).
31.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2012 (File No. 333-17217).
33.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2012 (File No. 333-17217).
34	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-17217).
36.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2013 (File No. 333-17217).
38.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on July 22, 2013 (File No. 333-17217).
39.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on October 1, 2013 (File No. 333-17217).
40.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on January 10, 2014 (File No. 333-17217).
42.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 106 to the Registrant’s Registration Statement filed on April 11, 2014 (File No. 333-17217).
43.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on April 30, 2014 (File No. 333-17217).
44.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 112 to the Registrant’s Registration Statement filed on February 5, 2015 (File No. 333-17217).
45.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 113 to the Registrant’s Registration Statement filed on April 17, 2015 (File No. 333-17217).
46.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on April 24, 2015 (File No. 333-17217).
47.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 118 to the Registrant’s Registration Statement filed on December 17, 2015 (File No. 333-17217).\
48.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed on February 11, 2016 (File No. 333-17217).
49.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 121 to the Registrant’s Registration Statement filed on April 25, 2016 (File No. 333-17217).
50.	Incorporated by reference and/or previously filed with Registrant’s Registration Statement on Form N-14 filed on January 17, 2017 (File No. 333-17217).
51.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 123 to the Registrant’s Registration Statement filed on January 31, 2017 (File No. 333-17217).

26

52.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 125 to the Registrant’s Registration Statement filed on April 28, 2017 (File No. 333-17217).
53.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on October 27, 2017 (File No. 333-17217).
54.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 130 to the Registrant’s Registration Statement filed on January 26, 2018 (File No. 333-17217).
55.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on April 26, 2018 (File No. 333-17217).
56.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 135 to the Registrant’s Registration Statement filed on July 31, 2018 (File No. 333-17217).
57.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 138 to the Registrant’s Registration Statement filed on December 20, 2018 (File No. 333-17217)
58.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 140 to the Registrant’s Registration Statement filed on February 8, 2019 (File No. 333-17217)
59.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 142 to the Registrant’s Registration Statement filed on April 26, 2019 (File No. 333-17217)
60.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 144 to the Registrant’s Registration Statement filed on February 7, 2020 (File No. 333-17217)
61.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 146 to the Registrant’s Registration Statement filed on April 28, 2020 (file No. 333-17217)
62.	Incorporated by reference and/or previously filed with Post-Effective Amendment No. 151 to the Registrant’s Registration Statement filed on February 5, 2021 (File No. 333-17217)

27

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

28

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and the State of New York on the 12th day of March 2021.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	March 12, 2021

/s/ Christopher P. A. Komisarjevsky* Christopher P. A. Komisarjevsky	Trustee	March 12, 2021

/s/ Gary S. Schpero* Gary S. Schpero	Trustee and Chairman of the Board	March 12, 2021

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	March 12, 2021

/s/ Donald E. Foley* Donald E. Foley	Trustee	March 12, 2021

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	March 12, 2021

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	March 12, 2021

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	March 12, 2021

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	March 12, 2021

/s/ Michael Clement* Michael Clement	Trustee	March 12, 2021

/s/ Kathleen Stephansen* Kathleen Stephansen	Trustee	March 12, 2021

/s/ Brian Walsh Brian Walsh	Treasurer and Chief Financial Officer (Principal Accounting Officer)	March 12, 2021

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)